                                                          File No. 811-5017
                                                          File No. 33-11466

                     SECURITIES AND EXCHANGE COMMISSION

                          Washington, D. C.   20549

                                  Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                       Pre-Effective Amendment No. ____
                       Post-Effective Amendment No. 12

                                   and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                     X

                              Amendment No. 12

  TMK/UNITED FUNDS, INC.
                    (Exact Name as Specified in Charter)

  6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
          (Address of Principal Executive Office)       (Zip Code)

  Registrant's Telephone Number, including Area Code  (913) 236-2000

  Sharon K. Pappas, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
                   (Name and Address of Agent for Service)

  It is proposed that this filing will become effective

            _____   immediately upon filing pursuant to paragraph (b)
            __X__   on November 1, 1995 pursuant to paragraph (b)
            _____   60 days after filing pursuant to paragraph (a)(1)
            _____   on (date) pursuant to paragraph (a)(1)
            _____   75 days after filing pursuant to paragraph (a)(2)
            _____   on (date) pursuant to paragraph (a)(2) of Rule 485

            _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     ==================================================================

                 DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

       The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended December 31, 1994 was filed on February 21, 1995.

                           TMK/UNITED FUNDS, INC.
                           ======================
                            Cross Reference Sheet
                            =====================
  Part A of
  Form N-1A
  Item No.                      Prospectus Caption
  ---------                     ------------------

   1  ........................  Cover Page
   2(a)  .....................  *
    (b)  .....................  Prospectus Summary
    (c)  .....................  *
   3(a)  .....................  Financial Highlights
    (b)  .....................  *
    (c)  .....................  Performance Information
    (d)........... ...........  Financial Highlights
   4(a)  .....................  The Fund; Other Information; Goals and
                                Investment Policies of the Portfolios
    (b)  .....................  Goals and Investment Policies of the
                                Portfolios
    (c)  .....................  Goals and Investment Policies of the
                                Portfolios
   5(a)  .....................  Other Information
    (b) ......................  Management; Back Cover
    (c)  .....................  Management
    (d)  .....................  Management; Back Cover
    (e)  .....................  *
    (f)  .....................  Management
    (g)(i)  ..................  *
    (g)(ii)  .................  *
  5A .........................  *
   6(a)  .....................  The Fund; Other Information
    (b)  .....................  *
    (c)  .....................  *
    (d)  .....................  *
    (e)  .....................  Other Information
    (f) ......................  Dividends and Distributions
    (g)  .....................  Taxes
    (h)  .....................  *
   7(a)  .....................  Management; Back Cover
    (b)  .....................  Net Asset Value; Purchases and Redemptions
    (c)  .....................  *
    (d)  .....................  *
    (e)  .....................  *
    (f)  .....................  *
   8(a)  .....................  Purchases and Redemptions
    (b)  .....................  *
    (c)  .....................  *
    (d)  .....................  Purchases and Redemptions
   9  ........................  *


  Part B of
  Form N-1A
  Item No.                      SAI Caption
  ---------                     -----------

  10(a)  .....................  Cover Page
    (b)  .....................  *
  11  ........................  Cover Page
  12  ........................  *
  13(a)  .....................  Goals and Investment Policies
    (b)  .....................  Goals and Investment Policies
    (c)  .....................  Goals and Investment Policies
    (d)  .....................  Goals and Investment Policies
  14(a)  .....................  Directors and Officers
    (b)  .....................  Directors and Officers
    (c)  .....................  Directors and Officers
  15(a)  .....................  *
    (b)  .....................  *
    (c)  .....................  *
  16(a)(i)  ..................  Investment Management and Other Services
    (a)(ii)  .................  Directors and Officers
    (a)(iii)  ................  Investment Management and Other Services
    (b)  .....................  Investment Management and Other Services
    (c)  .....................  *
    (d)  .....................  Investment Management and Other Services
    (e)  .....................  *
    (f)  .....................  *
    (g)  .....................  *
    (h)  .....................  Investment Management and Other Services
    (i)  .....................  *
  17(a)  .....................  Portfolio Transactions and Brokerage
    (b)  .....................  *
    (c)  .....................  Portfolio Transactions and Brokerage
    (d)  .....................  *
    (e)  .....................  *
  18(a)  .....................  Other Information
    (b)  .....................  *
  19(a)  .....................  Purchases and Redemptions
    (b)  .....................  Net Asset Value; Purchases and Redemptions
    (c)  .....................  Purchases and Redemptions
  20  ........................  Taxes
  21(a)  .....................  Investment Management and Other Services
    (b)  .....................  *
    (c)  .....................  *
  22(a) ......................  Performance Information
    (b) ......................  Performance Information
  23  ........................  Financial Statements

  ------------------------------------------------------------------------
  *Not Applicable or Negative Answer

                           TMK/UNITED FUNDS, INC.

                              6300 Lamar Avenue

                               P. O. Box 29217

                     Shawnee Mission, Kansas  66201-9217

                               (913) 236-2000

  -----------------------------------------------------------------

                              November 1, 1995

                                 PROSPECTUS

  -----------------------------------------------------------------

       TMK/United Funds, Inc. (the "Fund") is a diversified, open-end management investment company commonly known as a mutual fund, with ten separate Portfolios each with separate goals and investment policies. The investment goals and policies of the Portfolios, which may be changed by the Directors of the Fund without a vote of the shareholders, are generally as follows:

                           Money Market Portfolio

       Maximum current income consistent with stability of principal by investing in money market securities.

                               Bond Portfolio

       Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

                            High Income Portfolio

       Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk fixed income securities but with the ability to invest not more than 20% of assets in common stocks.

                              Growth Portfolio

       Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

                              Income Portfolio

       Maintenance of current income, subject to market conditions, by investing primarily in common stocks or securities convertible into common stocks.

                           International Portfolio

       Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

                             Small Cap Portfolio

       Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

                             Balanced Portfolio

       Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

                         Limited-Term Bond Portfolio

       High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Portfolio will maintain a dollar-weighted average maturity of two to five years.

                          Asset Strategy Portfolio

       High total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments.

          This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity policies offered by Participating Insurance Companies. Additional information about the Fund has been filed with the Securities and Exchange Commission and is contained in the Statement of Additional Information (the "SAI") dated November 1, 1995. You may obtain a copy of the SAI free of charge by request to the Fund or its Distributor, Waddell & Reed, Inc., at the address or telephone number shown above or from United Investors Life Insurance Company, Variable Products Division, P.O. Box 156, Birmingham, Alabama 35201-0156. The SAI is incorporated by reference into this Prospectus and you will not be aware of all facts unless you read both this Prospectus and the SAI.

       An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

          THE HIGH INCOME PORTFOLIO MAY INVEST UP TO ALL OF ITS ASSETS IN BONDS ISSUED BY DOMESTIC OR FOREIGN ISSUERS RATED BELOW INVESTMENT GRADE, COMMONLY KNOWN AS "JUNK BONDS," WHICH ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS" INCLUDED IN THIS PROSPECTUS FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH NON-INVESTMENT GRADE DEBT SECURITIES. SEE APPENDIX A FOR A DISCUSSION OF BOND RATINGS.
                Retain This Prospectus For Future Reference.

  SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A FUNDING OR INVESTMENT VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY POLICIES.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             PROSPECTUS SUMMARY

       The following summary is qualified in its entirety by the more detailed information appearing in the body of the Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

  The Portfolios:        This Prospectus describes ten separate portfolios
                      (each a "Portfolio" and collectively, the "Portfolios") of an open-end, management investment company with different goals and investment policies. Each of the Portfolios is a diversified portfolio. Shares of the Fund are being marketed exclusively as a funding or investment vehicle for life insurance companies writing various types of variable life insurance policies and variable annuity policies.

  Investment Goals and Policies:

       Money Market Portfolio: Maximum current income consistent with stability of principal by investing in money market securities.

       Bond Portfolio: Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

       High Income Portfolio: Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk fixed income securities but with the ability to invest not more than 20% of its assets in common stocks.

       Growth Portfolio: Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

       Income Portfolio: Maintenance of current income, subject to market conditions, by investing primarily in common stocks or securities convertible into common stocks.

       International Portfolio: Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

       Small Cap Portfolio: Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

       Balanced Portfolio: Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

       Limited-Term Bond Portfolio: High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including U.S. Government Securities. The Portfolio will maintain a dollar-weighted average maturity of its portfolio of two to five years.

       Asset Strategy Portfolio: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

       There can be no assurance that a Portfolio will be successful in meeting its investment goal. For a further description of the ten Portfolios, their investment techniques and certain risks which may be associated with investments in repurchase agreements, the securities of foreign issuers, non-investment grade debt securities, options and futures contracts, and with other investment techniques, see "Investment Policies Common to the Ten Portfolios."

  Investment Manager: Waddell & Reed Investment Management Company, a
                      wholly-owned subsidiary of Waddell & Reed, Inc., acts as investment manager for each Portfolio. See "Management."

  Distributor:        Waddell & Reed, Inc. acts as principal distributor
                      and underwriter for the Fund.  See "Management."

  Purchases:          The Fund is the funding or investment vehicle for
                      variable life insurance policies and variable annuity policies offered by the separate accounts of certain life insurance companies. As of the date of this Prospectus, the only participating insurance company is United Investors Life Insurance Company.
                      Individual policyowners are not direct shareholders of the Fund. The participating insurance companies and their separate accounts are the actual shareholders. The separate accounts of the participating insurance companies place orders to purchase shares of each Portfolio. Shares of a Portfolio are sold at their net asset value and a sales charge is not incurred upon the purchase of shares of a Portfolio. See "Purchases and Redemptions" and "The Fund."

  Redemptions:        The separate accounts of the participating insurance
                      companies place orders to redeem shares of each Portfolio. Redemptions are made at net asset value.
                      See "Purchases and Redemptions."

  Dividends:          Dividends are ordinarily declared and paid annually,
                      except by the Money Market Portfolio which is declared and paid daily.

                      Dividends and other distributions are paid in additional full and fractional shares of the paying Portfolio. See "Dividends and Distributions."

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                            THE GROWTH PORTFOLIO

                    For the six
                    months ended                                     For the fiscal year ended December 31,
                        June 30,       -----------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----        ----
                       (Unaudited)
Net asset value,
  beginning of
  period ...........     $5.8986     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.0466      0.1211      0.0537      0.1013      0.1229      0.1661      0.1611      0.1539      0.0523
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.9882      0.0268      0.8087      1.0653      1.6636     (0.4546)     1.2150      0.4944     (0.2154)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      1.0348      0.1479      0.8624      1.1666      1.7865     (0.2885)     1.3761      0.6483     (0.1631)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income .........     (0.0000)    (0.1211)    (0.0537)    (0.1013)    (0.1229)    (0.1661)    (0.1611)    (0.1539)    (0.0523)
  Distribution from
    capital gains ..     (0.0000)    (0.3244)    (0.7569)    (0.5121)    (1.0142)    (0.0000)    (0.7962)    (0.2953)    (0.0000)
  Distribution in
    excess of capital
    gains ..........     (0.0000)    (0.0000)    (0.0061)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.0000)    (0.4455)    (0.8167)    (0.6134)    (1.1371)    (0.1661)    (0.9573)    (0.4492)    (0.0523)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $6.9334     $5.8986     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     17.54%       2.39%      14.02%      20.84%      36.10%      -5.34%      27.61%      13.55%      -6.86%
Net assets, end of
  period (000
  omitted) .........    $339,634    $276,737    $220,590    $122,363     $69,044     $37,440     $28,510     $14,521      $5,636
Ratio of expenses
  to average net
  assets ...........      0.77%**     0.77%       0.78%       0.80%       0.86%       0.86%       0.85%       0.96%       0.91%
Ratio of net investment
  income to average
  net assets .......      1.52%**     2.07%       1.01%       2.00%       2.43%       3.58%       3.40%       3.79%       4.92%
Portfolio turnover
  rate .............    234.38%**   277.36%     297.81%     225.87%     316.72%     331.15%     344.71%     278.57%     127.80%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                            THE INCOME PORTFOLIO

                   For the six                    For the fiscal year
                  months ended                     ended December 31,
                      June 30,      -------------------------------------------
                          1995        1994        1993        1992        1991*
                          ----        ----        ----        ----        ----
                      (Unaudited)
Net asset value,
  beginning of
  period ............   $6.7689     $6.9180     $5.9530     $5.3158     $5.0000
                        -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income ..........    0.0426      0.0702      0.0651      0.0803      0.0633
  Net realized and
    unrealized gain
    (loss) on
    investments .....    1.4241     (0.1490)     0.9650      0.6496      0.3158
                        -------     -------     -------     -------     -------
Total from investment
  operations ........    1.4667     (0.0788)     1.0301      0.7299      0.3791
                        -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income ..........   (0.0000)    (0.0703)    (0.0651)    (0.0803)    (0.0633)
  Distribution from
    capital gains ...   (0.0000)    (0.0000)    (0.0000)    (0.0124)    (0.0000)
                        -------     -------     -------     -------     -------
Total distributions     (0.0000)    (0.0703)    (0.0651)    (0.0927)    (0.0633)
                        -------     -------     -------     -------     -------
Net asset value,
  end of period .....   $8.2356     $6.7689     $6.9180     $5.9530     $5.3158
                        =======     =======     =======     =======     =======
Total return ........   21.67%      -1.14%      17.30%      13.78%      17.43%
Net assets, end of
  period (000
  omitted) ..........  $284,711    $218,774    $155,092     $65,027     $15,640
Ratio of expenses
  to average net
  assets ............    0.78%**     0.77%       0.79%       0.85%       0.89%
Ratio of net investment
  income to average
  net assets ........    1.21%**     1.16%       1.36%       1.78%       2.47%
Portfolio turnover
  rate ..............   13.78%**    23.32%      18.38%      15.74%       4.41%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                         THE INTERNATIONAL PORTFOLIO

                For the six     For the
               months ended     period
                   June 30,      ended
                       1995     12/31/94*
                -----------     ----------
                (Unaudited)
Net asset value,
  beginning of
  period .....       $4.9926    $5.0000
                     ------     -------
Income from investment
  operations:
  Net investment
    income ...        0.0740     0.0207
  Net realized and
    unrealized gain (loss)
    on investments    0.2927    (0.0074)
                     ------     -------
Total from investment
  operations          0.3667     0.0133

Less dividends from net
  investment
  income             (0.0000)   (0.0207)
                      ------     -------
Net asset value,
  end of period      $5.3593    $4.9926
                     =======    =======
Total return ...      7.34%      0.26%
Net assets, end of
  period (000
  omitted) .....     $40,396    $26,020
Ratio of expenses
  to average net
  assets .......      1.05%**    1.26%
Ratio of net investment
  income to average
  net assets ...      3.44%**    1.37%
Portfolio turnover
  rate .........     27.66%**   23.23%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                           THE SMALL CAP PORTFOLIO

                For the six     For the
               months ended     period
                   June 30,      ended
                       1995     12/31/94*
                -----------     ----------
                (Unaudited)
Net asset value,
  beginning of
  period .....       $5.9918    $5.0000
                     -------    -------
Income from investment
  operations:
  Net investment
    income ...        0.0600     0.0376
  Net realized and
    unrealized gain
    on investments    0.8812     1.0086
                     -------    -------
Total from investment
  operations .        0.9412     1.0462
                     -------    -------
Less distributions:
  Dividends from net
    investment income(0.0000)   (0.0376)
  Distribution from
    capital gains    (0.0000)   (0.0168)
                     -------    -------
Total distributions  (0.0000)   (0.0544)
                     -------    -------
Net asset value,
  end of period      $6.9330    $5.9918
                     =======    =======
Total return ...     15.71%     20.92%
Net assets, end of
  period (000
  omitted) .....     $34,207    $16,080
Ratio of expenses
  to average net
  assets .......      1.01%**    1.08%
Ratio of net investment
  income to average
  net assets ...      2.36%**    2.35%
Portfolio turnover
  rate .........     56.10%**   21.61%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                           THE BALANCED PORTFOLIO

                For the six     For the
               months ended     period
                   June 30,      ended
                       1995     12/31/94*
                -----------     ----------
                (Unaudited)
Net asset value,
  beginning of
  period ........    $4.9359    $5.0000
                     -------    -------
Income from investment
  operations:
  Net investment
    income ......     0.0732     0.0460
  Net realized and
    unrealized gain (loss)
    on investments    0.5080    (0.0641)
                     -------    -------
Total from investment
  operations ....     0.5812    (0.0181)
Less dividends from net
  investment
  income .......     (0.0000)   (0.0460)
                     -------    -------
Net asset value,
  end of period      $5.5171    $4.9359
                     =======    =======
Total return         11.78%     -0.37%
Net assets, end of
  period (000
  omitted) .....     $15,766     $8,671
Ratio of expenses
  to average net
  assets .......      0.79%**    0.95%
Ratio of net investment
  income to average
  net assets ...      3.54%**    3.14%
Portfolio turnover
  rate .........     78.58%**   19.74%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

               (For a share outstanding throughout the period)

                        THE ASSET STRATEGY PORTFOLIO

                      For the
                 period ended
                September 30,
                        1995*
                  -----------
                  (Unaudited)
Net asset value,
  beginning of
  period ......       $5.0000
                      -------
Income from investment
  operations:
  Net investment
    income ....        0.0416
  Net realized and
    unrealized gain
    on investments     0.0512
                      -------
Total from investment
  operations ....      0.0928
                      -------
Net asset value,
  end of period       $5.0928
                      =======
Total return           4.49%
Net assets, end of
  period (000
  omitted) ......      $2,537
Ratio of expenses
  to average net
  assets ........      0.99%
Ratio of net investment
  income to average
  net assets ....      4.50%
Portfolio turnover
  rate ..........      0.00%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                         THE MONEY MARKET PORTFOLIO

                     For the six
                    months ended                                   For the fiscal year ended December 31,
                        June 30,     --------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                        --------        ----        ----        ----        ----        ----        ----        ----        -----
                      (Unaudited)
Net asset value,
  beginning of
  period ..........      $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net investment
  income ..........       0.0273      0.0368      0.0260      0.0324      0.0536      0.0753      0.0852      0.0677      0.0297
Less dividends
  declared ........      (0.0273)    (0.0368)    (0.0260)    (0.0324)    (0.0536)    (0.0753)    (0.0852)    (0.0677)    (0.0297)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ...      $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return ......       2.76%       3.72%       2.63%       3.29%       5.49%       7.82%       8.91%       7.37%       6.57%
Net assets, end of
  period (000
  omitted) ........      $31,035     $30,812     $26,000     $23,995     $19,797     $16,870     $11,753      $8,711      $5,868
Ratio of expenses
  to average net
  assets ..........       0.65%**     0.65%       0.65%       0.65%       0.76%       0.79%       0.78%       0.94%       0.89%
Ratio of net investment
  income to average
  net assets ......       5.51%**     3.72%       2.61%       3.17%       5.33%       7.52%       8.49%       6.84%       6.81%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                       THE LIMITED-TERM BOND PORTFOLIO

                For the six     For the
               months ended     period
                   June 30,      ended
                       1995     12/31/94*
                -----------     ----------
                (Unaudited)
  Net asset value,
     beginning of
     period ...      $4.8611    $5.0000
                     -------    -------
  Income from investment
     operations:
     Net investment
       income         0.1450     0.1507
     Net realized and
       unrealized gain (loss)
       on investments 0.2886    (0.1375)
                     -------    -------
  Total from investment
     operations       0.4336     0.0132
                     -------    -------
  Less distributions:
     Dividends from net
       investment
       income         (0.0000)  (0.1507)
     Distribution from
       capital gains  (0.0000)  (0.0014)
                     --------   -------
  Total distributions (0.0000)  (0.1521)
                     --------   -------
  Net asset value,
     end of period   $5.2947    $4.8611
                     =======    =======
  Total return         8.92%      0.26%
  Net assets, end of
     period (000
     omitted) .      $2,219     $1,645
  Ratio of expenses
     to average net
     assets....        0.83%**    0.93%
  Ratio of net investment
     income to average
     net assets        6.37%**    5.89%
  Portfolio turnover
     rate .....        0.00%**   93.83%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and
  Growth Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                             THE BOND PORTFOLIO

                     For the six
                    months ended                                      For the fiscal year ended December 31,
                        June 30,     --------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                        --------        ----        ----        ----        ----        ----        ----        ----        ----
                       (Unaudited)
Net asset value,
  beginning of
  period ..........      $4.7393     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income ........       0.1727      0.3507      0.3334      0.3643      0.3867      0.4025      0.4155      0.4088      0.1861
  Net realized and
    unrealized gain
    (loss) on
    investments ...       0.4143     (0.6652)     0.3046      0.0216      0.3771     (0.0715)     0.1397     (0.0394)    (0.0249)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations ......       0.5870     (0.3145)     0.6380      0.3859      0.7638      0.3310      0.5552      0.3694      0.1612
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income ........      (0.0000)    (0.3507)    (0.3334)    (0.3643)    (0.3867)    (0.4025)    (0.4155)    (0.4088)    (0.1861)
  Distribution from
    capital gains .      (0.0000)    (0.0000)    (0.1627)    (0.0251)    (0.0644)    (0.0000)    (0.0000)    (0.0000)    (0.0505)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
  Total distributions    (0.0000)    (0.3507)    (0.4961)    (0.3894)    (0.4511)    (0.4025)    (0.4155)    (0.4088)    (0.2366)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ...      $5.3263     $4.7393     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return ......      12.39%      -5.90%      12.37%       7.67%      16.19%       7.03%      11.82%       7.74%       7.20%
Net assets, end of
  period (000
  omitted) ........      $83,689     $74,017     $81,727     $49,428     $29,112     $16,464     $11,530      $6,465      $2,923
Ratio of expenses
  to average net
  assets ..........       0.62%**     0.62%       0.62%       0.64%       0.72%       0.78%       0.81%       0.96%       0.79%
Ratio of net investment
  income to average
  net assets ......       6.95%**     6.73%       6.01%       6.91%       7.65%       8.05%       8.34%       8.17%       8.96%
Portfolio turnover
  rate ............      64.96%**   135.82%      68.75%      44.32%      52.50%      51.50%      42.83%      29.18%     187.93%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

                           TMK/United Funds, Inc.
                            Financial Highlights

       The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

              (For a share outstanding throughout each period)

                          THE HIGH INCOME PORTFOLIO

                     For the six
                    months ended                                  For the fiscal year ended December 31,
                        June 30,     --------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                        --------        ----        ----        ----        ----        ----        ----        ----        ----
                     (Unaudited)
Net asset value,
  beginning of
  period ...........     $4.1118     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.1967      0.4106      0.3899      0.4050      0.4368      0.4346      0.5810      0.5263      0.2425
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.2225     (0.5255)     0.3487      0.2116      0.6703     (0.7221)    (0.7549)     0.1595     (0.2667)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      0.4192     (0.1149)     0.7386      0.6166      1.1071     (0.2875)    (0.1739)     0.6858     (0.0242)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from
    net investment
    income .........     (0.0000)    (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5263)    (0.2425)
  Distribution from
    capital gains ..     (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0091)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.0000)    (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5354)    (0.2425)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $4.5310     $4.1118     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     10.20%      -2.55%      17.90%      15.70%      34.19%      -7.44%      -4.19%      15.14%      -0.99%
Net assets, end of
  period (000
  omitted) .........     $80,964     $72,644     $71,265     $41,456     $24,394     $13,868     $15,717     $12,779      $4,521
Ratio of expenses
  to average net
  assets ...........      0.73%**     0.74%       0.75%       0.77%       0.87%       0.90%       0.82%       0.91%       0.79%
Ratio of net investment
  income to average
  net assets .......      9.22%**     9.03%       8.66%       9.48%      11.32%      11.55%      12.54%      10.85%      10.70%
Portfolio turnover
  rate .............     33.82%**    37.86%      54.22%      60.79%      34.00%      12.21%      74.97%      46.75%       7.09%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

  Information regarding the performance of the Portfolios is contained in the Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address or phone number shown on the cover of this Prospectus.

                                  THE FUND

        The Fund is a series fund consisting of ten Portfolios:  the Money
Market Portfolio, the Bond Portfolio, the High Income Portfolio, the Growth
Portfolio, the Income Portfolio, the International Portfolio, the Small Cap
Portfolio, the Balanced Portfolio, the Limited-Term Bond Portfolio and the Asset
Strategy Portfolio. The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies (hereinafter collectively referred to as the "Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). As of the date of this Prospectus, the only Participating Insurance Company is United Investors
Life Insurance Company. The Policies are described in the accompanying prospectus issued by the Participating Insurance Company. The Fund assumes no responsibility for such prospectus.

       The Fund does not perceive any risks to the Policyowners resulting from the use of the same funding vehicle for both annuity and life insurance policies nor any disadvantages to Policyowners arising from the fact that the interests of annuity and life insurance Policyowners may differ. Nevertheless, the Board of Directors will monitor events in order to identify any material, irreconcilable conflict in the interests of such Policyowners which may arise.

       The individual Policyowners are not direct shareholders of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the actual shareholders. To the extent required by law, Policyowners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of the Participating Insurance
  Companies.

  Performance Information

       From time to time advertisements or information furnished may include performance data. Performance may be shown by presenting one or more performance measurements, including yield, total return and performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

     Bond Portfolio, High Income Portfolio, Growth Portfolio, Income
  Portfolio, International Portfolio, Small Cap Portfolio, Balanced
  Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio

       A Portfolio's total return is its overall change in value for the period shown including the effect of reinvesting dividends and capital gains distributions and any change in the net asset value per share. A cumulative total return reflects the Portfolio's change in value over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the cumulative total return for a stated period if the Portfolio's performance had been constant during each year of that period. Average annual total returns are not actual year-by-year results and investors should realize that total returns will fluctuate. No sales charge is required to be paid by the Participating Insurance Companies for purchase of Portfolio shares. The Fund may also provide non-standardized performance information.

  Money Market Portfolio

       The "current yield" of the Money Market Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of the assumed reinvestment.

  General

       From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week,
  Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or selected recognized market indicators. Performance information may be quoted numerically or presented in a table, graph or other illustration.

       All performance information included in advertisements or information provided to present or prospective Policyholders is historical in nature and is not intended to represent or guarantee future results. Yield information cannot necessarily be used to compare
  Portfolio shares with investment alternatives which provide fixed yields, such as bank accounts (which accounts may be insured), or with yields of similar investment companies which may be computed in a different manner. An investment in Portfolio shares is not insured.
  The value of any Portfolio's shares when redeemed may be more or less than their original cost. See the SAI for total return and yield and methods of computation.

                GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS

       Each of the ten Portfolios has a different goal that it pursues through separate investment policies that are described below. The different goals of the Portfolios and the different investment policies utilized by each Portfolio in attempting to achieve its goal can be expected to affect the degree of market and financial risk to which each Portfolio is subject as well as the return of each Portfolio. There can be no assurance that a Portfolio will achieve its goals; some market risks are inherent in all securities to varying degrees.

       The goals, investment policies and restrictions of each Portfolio may, unless otherwise specifically stated, be changed by the Directors of the Fund without a vote of the shareholders. In addition to the investment policies for each Portfolio discussed below, each Portfolio may engage in certain other investment strategies described under "Investment Policies Common to the Ten Portfolios." Additional information concerning investment policies may be found in the SAI.

  The Money Market Portfolio

          The goal of the Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve this goal by investing in money market securities such as commercial paper, including variable amount master demand notes, corporate debt obligations, bank obligations of domestic and foreign banks and foreign branches of domestic banks and instruments secured by bank obligations, obligations of the U.S. and Canadian governments or their respective agencies and instrumentalities and repurchase agreements.

       Investments are limited to those that are dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) or are comparable unrated securities. See Appendix A to this Prospectus for a description of some of these ratings. Investments in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S.
  Government Securities")) are limited to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. The Portfolio may only invest in securities with a remaining maturity of not more than thirteen months.

       The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although this may not always be possible. It uses the amortized cost method of securities valuation. The Portfolio's income fluctuates with changes in prevailing interest rates and there is no assurance that its goal will be achieved. See the SAI for a discussion of the valuation method.

  The Bond Portfolio

          The goal of the Bond Portfolio is to provide current income with an emphasis on preservation of capital. It ordinarily invests at least
  65% of its assets in debt securities of varying yields, quality and maturities.

       In selecting debt securities for this Portfolio, the Fund's
  Manager, Waddell & Reed Investment Management Company (the "Manager"), considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. The Portfolio may not purchase any securities other than debt securities if after such purchase more than 10% of its total assets would be invested in non-debt securities. However, this 10% limit does not include any non-debt securities held as a result of conversion of a debt security or exercise of a warrant. The Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality. See "Risk
  Factors of High-Yield Investing" for a discussion of the risks associated with non-investment grade debt securities.

       The Portfolio may invest a significant, but varying, percentage of its assets in U.S. Government Securities. See "Investment Policies
  Common to the Ten Portfolios" for a further discussion of the Portfolio's ability to invest in U.S. Government Securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or cash equivalents. Taking a defensive position might result in a lower yield.

       The Portfolio is actively managed and may have a turnover rate in excess of 200%, which will result in correspondingly high commission expenses and transaction costs and may result in certain tax consequences. In determining what proportion of the Portfolio will be invested in what type and quality of securities the Manager considers what investments will be most effective in achieving the Portfolio's goal. The proportions may vary depending upon the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, the ability to preserve capital and other factors.

       The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. Market prices of debt securities will increase or decrease depending in large part on changes in prevailing interest rates. If interest rates increase, the value of debt securities is likely to go down; if rates decrease the value may go up. There is no assurance that the goal of the Bond Portfolio will be achieved.

  The High Income Portfolio

          The primary goal of the High Income Portfolio is high current income; as a secondary goal it seeks capital growth when consistent with the primary goal. The Portfolio attempts to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities. These include corporate bonds and notes, convertible securities and preferred stocks that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. ("MIS") or BBB or lower by Standard and
  Poor's Ratings Services ("S&P")), or are unrated securities that are, in the opinion of the Manager, of similar quality to rated bonds in these categories. The Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality. See
  Appendix A to this Prospectus for a description of bond ratings.  See
  "Risk Factors of High-Yield Investing" for a discussion of the risks associated with non-investment grade debt securities.

       Under normal market conditions at least 65% of the value of the Portfolio's total assets will be invested to seek a high level of current income, which securities may include high-yield, high-risk securities. A portion of the Portfolio's assets may be invested in common stocks; however, the Portfolio will not purchase any common stocks if after such purchase more than 20% of the value of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner.
  The Portfolio will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends.
  The Portfolio does not anticipate investing more than 4% of its total assets in non-dividend-paying common stocks.

       Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in
  (i) higher-rated securities if the Manager believes that the risk of loss of income and principal may be reduced with a relatively small reduction in yield; or (ii) cash or cash equivalents. Taking a defensive position might result in a lower yield.

          The Portfolio may invest in zero coupon securities. Although the Manager does not believe that investing in such securities results in material risks, such investing may jeopardize the Portfolio's ability to meet its goals or meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

       The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. There is no assurance that the goals of the High
  Income Portfolio will be achieved. The Portfolio is actively managed and may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

  The Growth Portfolio

          The goal of the Growth Portfolio is capital growth with current income as a secondary goal. It seeks to achieve these goals by investing in common stocks or securities convertible into common stocks.
  The Portfolio is free to invest in a wide range of marketable securities offering the potential for growth. This enables it to pursue investment values in various sectors of the market.

       Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or fixed income securities or in common stocks chosen for their relative stability rather than for growth potential. Taking a defensive position might result in a lower yield.

       As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality.

       The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the investments held by the Portfolio. There is no assurance that the goals of the Portfolio will be achieved. The Portfolio is actively managed and may have a turnover rate in excess of 200% which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

  The Income Portfolio

          The goal of the Income Portfolio is the maintenance of current income, subject to market conditions. It seeks to achieve this goal by investing primarily in common stocks, or securities convertible into common stocks, of companies that have the potential for capital growth or that may be expected to resist market decline. When investment conditions are such that stocks with high yields are less attractive than other common stocks, lower yielding common stocks may be held because of their prospects for appreciation. At other times, the Portfolio may seek to achieve this goal by holding cash or investing in debt securities and preferred stocks when the return on these securities is attractive relative to the return on common stocks. As an operating
  (i.e., nonfundamental) policy, this Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality.

       The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the investments held by the Portfolio. There is no assurance that the goal of the Portfolio will be achieved. The Portfolio may have a portfolio turnover rate in excess of 100%, which will result in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

  The International Portfolio

          The primary goal of the International Portfolio is the long-term appreciation of capital. Current income is a secondary goal. The
  Portfolio seeks to achieve these goals by investing primarily in securities issued by companies or governments of any nation. The securities selected to attempt to achieve the Portfolio's primary goal are those issued by companies that the Manager believes have the potential for long-term growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities. Securities purchased because they may increase in value over the long term will usually be common stocks, securities that may be converted into common stocks or rights for the purchase of common stocks.

       Under unusual market or economic conditions, for temporary defensive purposes, up to all of the Portfolio's assets may be invested in either debt securities (including commercial paper or short-term U.S.
  Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

       As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality. The Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years continuous operation.
  This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to collateralized mortgage obligations ("CMOs"), other mortgage related securities or indexed securities. The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to the conditions stated in the SAI.

       All or a substantial portion of the Portfolio's assets may be invested in foreign securities if, in the opinion of the Manager, doing so might assist in achieving the Portfolio's goal. The Portfolio may purchase restricted foreign securities provided that, after such purchase, not more than 5% of its assets consist of such securities.
  See "Investment Policies Common to the Ten Portfolios" for a further discussion of the Portfolio's ability to invest in foreign securities.

       The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. There is no assurance that the goals of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences. The ability to invest all or a substantial amount of the Portfolio's assets in foreign securities may result in a higher turnover rate and higher costs.

  The Small Cap Portfolio

       The goal of the Small Cap Portfolio is to seek the growth of capital. The Portfolio seeks to achieve this goal through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, companies that are relatively new or unseasoned, in their early stages of development or smaller and positioned in new and emerging industries where the opportunity for rapid growth is above average. Under normal market conditions, at least
  65% of the Portfolio's total assets will be invested in those companies that have market capitalization of up to $500,000,000 as of the company's latest annual report. Subject to such limitations, the Portfolio may occasionally invest in securities of larger companies that are being fundamentally changed and revitalized or have a position that is considered strong relative to the market as a whole or that otherwise offer unusual opportunities for above-average growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities.

       Under unusual market or economic conditions, for temporary defensive purposes, up to all of the assets of the Portfolio may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

       The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to the conditions stated in the SAI.
  The Portfolio may purchase foreign securities as described in this Prospectus and the SAI. The Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities or indexed securities.

          As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services. The Portfolio may borrow money on an unsecured basis in order to purchase securities. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Portfolio's assets fluctuate in value, but borrowing obligations are fixed, net asset value per share will tend to correspondingly increase or decrease more when the portfolio assets increase or decrease in value, a factor known as leveraging. The Portfolio may borrow money only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

       The Portfolio is designed for investors who are willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. The Portfolio ordinarily invests in securities whose market price often is subject to rapid and wide fluctuation. In selecting companies, the Manager may look for such characteristics as aggressive or creative management, technological or specialized expertise, new or unique products or services, entry into new or emerging industries and special situations arising out of governmental priorities and programs.
  Certain risks are associated with securities of companies that are relatively new or unseasoned, in their early stages of development or smaller companies positioned in new or emerging industries where the opportunity for growth is above average, including potential greater volatility in share price due to the less established nature of the companies.

       The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. There is no assurance that the goal of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

  The Balanced Portfolio

          The primary goal of the Balanced Portfolio is to provide current income to the extent that, in the opinion of the Manager, market and economic conditions permit. Secondarily, the Portfolio seeks long-term appreciation of capital. The Portfolio usually will purchase securities because of the dividends and interest paid on them and may also purchase securities because they may increase in value. There are three main kinds of securities that the Portfolio may own: debt securities, common stocks and preferred stocks. The Portfolio will ordinarily have at least 25% of its total assets invested in fixed-income senior securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may have up to all of its assets invested in common stock or other securities that are not fixed-income senior securities or both. Taking a defensive position may result in a lower yield.

       As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality. The Portfolio may buy shares of other investment companies which do not redeem their shares, subject to the conditions stated in the SAI.

       The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. There is no assurance that the goals of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

  The Limited-Term Bond Portfolio

          The goal of the Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade (subject to the policy regarding non-investment grade securities described below), including U.S. Government Securities. "Limited-Term" means that the Portfolio will maintain a dollar-weighted average maturity of its portfolio of not less than two years and not more than five years. The maturity of CMOs and other asset-backed securities will be deemed to be the estimated average life of such securities, as determined in accordance with certain prescribed models or formulas, such as those provided by the Public Securities Association. The maturity of other debt securities will be deemed to be the earlier of the call date or the maturity date, whichever is appropriate. The debt securities, other than U.S. Government Securities, in which the Portfolio may invest include, without limitation, corporate bonds, medium-term notes, asset-backed securities (such as mortgage-backed securities) and other financial obligations which are commonly considered debt, all of which securities will be denominated in U.S. dollars. At least 65% of the Portfolio's total assets during normal market conditions will be invested in debt securities. The Portfolio intends to invest a significant percentage of its net assets in CMOs. Subject to the Portfolio's other policies, the two main kinds of securities that the Portfolio may own are common stocks and debt securities. It may also own convertible securities, including convertible preferred stock in certain circumstances.

       Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may, with respect to up to all of its assets: (i) shorten the average maturity of the Portfolio's portfolio;
  (ii) hold cash or cash equivalents; (iii) emphasize debt securities of a higher quality than those the Portfolio would ordinarily hold; or (iv) invest in convertible preferred stock. Taking a defensive position may result in a lower yield.

       As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality. The Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years continuous operation.
  This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities or indexed securities.

       The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. There is no assurance that the goal of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 300%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

  The Asset Strategy Portfolio

          The goal of the Asset Strategy Portfolio is high total return with reduced risk over the long term. The Portfolio seeks to achieve this goal by allocating its assets among stocks, bonds, and short-term instruments.

       Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type.
  Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments generally fluctuates based on changes in interest rates and in the credit quality of the issuer.

       The Manager regularly reviews Asset Strategy Portfolio's allocation of assets and makes changes to favor investments that it believes provide the most favorable outlook for achieving the Portfolio's goal.
  Although the Manager uses its expertise and resources in choosing investments and allocating assets, the Manager's decisions may not always be advantageous to the Portfolio.

       The Portfolio allocates its assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income instruments with maturities of more than three years (including adjustable rate preferred stocks). The short-term class includes all types of short-term instruments with remaining maturities of three years or less. Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

       The Manager has the ability to allocate the Portfolio's assets within specified ranges. The Portfolio's mix indicates the benchmark for its combination of investments in each class over time. The Manager may change the mix within the specified ranges from time to time. The range and approximate percentage of the mix for each asset class are shown below. Some types of investments, such as indexed securities, can fall into more than one asset class.

       Mix                 Range
       -------------       ------
       Stock class         10-60%
       40%
       Bond class          20-60%
       40%
       Short-term class     0-70%
       20%

       The Portfolio's approach spreads the Portfolio's assets among all three classes, attempting to moderate the risk potential of stocks, bonds, and short-term instruments. In pursuit of the Portfolio's goal, the Manager will not try to pinpoint the precise moment when a major reallocation should be made. Asset shifts among classes may be made gradually over time. Under normal circumstances, a single reallocation will not involve more than 10% of the Portfolio's total assets.

       The Portfolio may not invest more than 35% of its assets in lower-quality debt securities (those rated below BBB by S&P or Baa by MIS and unrated securities judged by the Manager to be of equivalent quality).
  However, the Portfolio does not currently intend to invest more than 20% of its total assets in securities rated below investment-grade or judged by the Manager to be of equivalent quality. Subject to these limitations, the Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality. See "Risk
  Factors of High-Yield Investing" for a discussion of the risks associated with non-investment grade debt securities. The Portfolio does not currently intend to invest in money-market instruments rated below A-1 by S&P or Prime 1 by MIS, or judged by the Manager to be of equivalent quality. The Portfolio may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

       The Portfolio may invest in zero coupon bonds. Although the Manager does not believe that investing in such securities results in material risks, such investing may jeopardize the Portfolio's ability to meet its investment goals or meet the requirements of Subchapter M of the Code.

       The Portfolio may borrow from banks. As a fundamental policy, the Portfolio may borrow only for emergency or extraordinary purposes, but not in an amount exceeding 33 1/3% of its total assets. The Portfolio may not invest more than 5% of its assets taken at market value at the time of investment in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities or indexed securities. The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to certain conditions explained in the SAI.

       The Manager normally invests the Portfolio's assets according to its investment strategy; however, as a temporary defensive measure at times when the Manager believes that stocks, bonds and certain short-term instruments do not offer a good investment opportunity, it may temporarily invest up to all of the Portfolio's assets in money market instruments rated A-1 by S&P or Prime 1 by MIS, or unrated securities judged by the Manager to be of equivalent quality.

       The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the investments held by the Portfolio. There is no assurance that the goals of the Portfolio will be achieved. The Asset Strategy Portfolio cannot precisely predict what its portfolio turnover rates will be; however, it is anticipated that the annual turnover rate for the common stock portion of its portfolio will not exceed 200% and the annual turnover rate for the other portion of its portfolio will not exceed 200%. Higher turnover rates result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

       The Asset Strategy Portfolio diversifies across investment types more than most mutual funds. No one mutual fund, however, can provide an appropriate balanced investment plan for all investors.

  Investment Policies Common to the Ten Portfolios

       Except as otherwise noted, the investment policies described below are applicable to each of the ten Portfolios.

  Repurchase Agreements

       A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller of that security agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate for the period of the agreement. A Portfolio may enter into repurchase agreements as a means of increasing income. The primary risk is that the Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. Repurchase agreements are entered into only with those issuers approved on the basis of criteria established by the Board of Directors. Each of the Portfolios may purchase securities subject to repurchase agreements subject to its limitation on investment in illiquid securities, which include repurchase agreements not terminable within seven days.

  Options, Futures and Other Strategies

          As described below, certain of the Portfolios may use certain swaps, options, futures contracts, forward currency contracts and indexed securities to attempt to enhance income or yield or may attempt to reduce the overall risk of their investments by using certain options, futures contracts, forward currency contracts, swaps, caps, collars and floors and certain other strategies described herein. The strategies described below may be used in an attempt to manage the risks of a Portfolio's investments that can affect fluctuation in its net asset value.

       The Asset Strategy Portfolio may also use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into forward currency contracts or swap agreements, and purchasing indexed securities.

       A Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. A
  Portfolio might not use any of these strategies, and there can be no assurance that any strategy that is used will succeed. The risks associated with such strategies are described below. Also see the SAI for more information on these strategies and risk considerations relating thereto.

          Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

       The Bond Portfolio, High Income Portfolio, Growth Portfolio and
  Income Portfolio may each write (sell) covered call options on securities on up to 25% of its assets. The International Portfolio may write (sell) covered call options on securities on no more than 10% of its total assets. "Covered" means that the Portfolio owns the securities subject to the call or has the right to acquire them without additional payment. Each of these Portfolios may purchase a call option on a security only to close its position in a call it has written.
  Calls written by these Portfolios must be listed on a domestic securities exchange; however, the Bond Portfolio, High Income Portfolio,
  Growth Portfolio and Income Portfolio may write over-the-counter ("OTC") calls on U.S. Government Securities. Writing calls may increase each of these Portfolio's turnover rates and result in higher brokerage commissions.

          The Small Cap Portfolio and Balanced Portfolio may each write
  (sell) covered call options on securities on not more than 25% of its total assets and may each purchase calls and write and purchase puts on securities in which the Portfolio may invest. Calls written by these Portfolios must be listed on a domestic securities exchange. Each of these Portfolios may only purchase or sell options on securities issued by the Options Clearing Corporation (the "OCC"), except that each may write OTC put options and purchase OTC put and call options on U.S.
  Government Securities and may purchase optional delivery standby commitments.

       The Limited-Term Bond Portfolio may write (sell) and purchase listed and OTC options on domestic debt securities, which securities include, without limitation, U.S. Government Securities ("Domestic Debt
  Securities"). The Limited-Term Bond Portfolio may not write call options having aggregate exercise prices greater than 25% of its net assets.

       Each Portfolio (other than the Money Market Portfolio) may write options on securities for the purpose of increasing income in the form of premiums paid by the purchaser of the options. While writing covered calls may result in the realization of income, the Portfolio will lose the opportunity to profit from an increase in the price of the security subject to the call over the exercise price. When one of these Portfolios (other than the Asset Strategy Portfolio) writes a put, it will maintain designated cash or readily marketable assets adequate to purchase the related investments should the put be exercised. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price at which the Portfolio is obligated to purchase the security.

       The Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond
  Portfolio may each purchase calls to take advantage of an expected rise in the market value of securities and to close positions in calls it has written. Each may purchase puts on related investments it owns
  ("protective puts") or on related investments it does not own
  ("nonprotective puts"). Buying a protective put permits the Portfolio to protect itself during the put period against a decline in the value of the related investments below the exercise price by selling them through the exercise of the put. Buying a nonprotective put permits the Portfolio, if the market price of the related investments is below the put price during the put period, either to resell the put or to buy the related investments and sell them at the exercise price. Each of these Portfolios may also purchase puts to close positions in puts it has written. If an option purchased by a Portfolio is not exercised or sold, it will become worthless at its expiration date and the Portfolio will lose the amount of the premium it paid.

       Each of the Small Cap Portfolio and Balanced Portfolio may also write (sell) and purchase listed options on stock indices that are not limited to stocks of any industry or group of industries ("broadly-based stock indices"). Each may write options on broadly-based stock indices to generate income. Each may purchase calls on broadly-based stock indices to hedge against an anticipated increase in the price of securities it wishes to acquire and may purchase puts on broadly-based stock indices to hedge against an anticipated decline in the market value of its portfolio securities. Because stock index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on a stock index by holding the underlying securities. Each Portfolio bears the risk that the value of the securities it holds will vary from the value of the index.

       There is no limitation on the types of options that the Asset
  Strategy Portfolio may purchase and sell. See the SAI for the limitations on the Asset Strategy Portfolio's use of options.

       Options offer large amounts of leverage, which will result in a Portfolio's net asset value being more sensitive to changes in the value of the related investment. There is no assurance that a liquid secondary market will exist for exchange-listed options. The market for options that are not listed on an exchange may be less active than the market for exchange-listed options. A Portfolio will be able to close a position in an option it has written only if there is a market for the put or call. If a Portfolio is not able to enter into a closing transaction on an option it has written, it will be required to maintain the securities, or cash in the case of an option on an index, subject to the call or the collateral underlying the put until a closing transaction can be entered into or the option expires. Because index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on an index by holding the underlying securities. The Portfolio bears the risk that the value of the securities it holds will vary from the value of the index. Option transactions may increase the portfolio turnover rate creating greater commission expenses, transaction costs and tax consequences.

          Futures Contracts and Options on Futures Contracts.  When a
  Portfolio purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. When a Portfolio sells a futures contract it incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

       When a Portfolio writes an option on a futures contract it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If a Portfolio has written a call, it assumes a short futures position. If it has written a put, it assumes a long futures position. When a Portfolio purchases an option on a futures contract, it acquires a right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

       Each of the Small Cap Portfolio and Balanced Portfolio may buy and sell futures contracts on debt securities ("Debt Futures"), futures contracts on broadly-based stock indices ("Stock Index Futures"), and options on Debt Futures and Stock Index Futures. The Limited-Term Bond
  Portfolio may buy and sell futures on Domestic Debt Securities
  ("Domestic Debt Futures") and options on Domestic Debt Futures. Each of these Portfolios may purchase or sell futures contracts and options thereon for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Manager anticipates it may wish to include in the Portfolio's portfolio. Each of these Portfolios may write options on futures contracts to increase income.

       The Limited-Term Bond Portfolio may not purchase or sell options on securities, futures contracts or options on futures contracts if the aggregate value of such options and futures held by that Portfolio would exceed 25% of its assets.

          Neither the Small Cap Portfolio nor the Balanced Portfolio may purchase options on securities or futures contracts if the aggregate value of the premiums paid (adjusted for the portion of any premium attributable to the difference between the "strike price" of the option and the market price of the underlying security or futures contract at the time of purchase) exceeds 20% of the Portfolio's total assets. The aggregate amount of the obligations underlying put options on securities or futures contracts written by each of the Small Cap Portfolio and Balanced Portfolio may not exceed 25% of its net assets computed at the time of sale.

       See the SAI for the limitations on the Asset Strategy Portfolio's use of futures contracts and options on futures contracts.

       Forward Currency Exchange Contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date at a fixed price. The International Portfolio may enter into forward currency contracts, provided that it does not thereafter have more than 15% of the value of its assets committed to the consummation of all such contracts; however, it will not enter into forward currency contracts or maintain a net exposure to such forward currency contracts where the consummation of the forward currency contracts would obligate the International Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. The International Portfolio enters into forward currency contracts to attempt to protect against losses that may result from changes in the value of currencies but at the same time forward currency contracts tend to limit any potential gain that might result from currency changes.

       The Asset Strategy Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S.
  dollar and foreign currencies. For example, when the Manager anticipates purchasing or selling a security, the Portfolio may enter into a forward currency contract in order to set the exchange rate at which the transaction will be made. The Asset Strategy Portfolio also may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Portfolio's securities positions denominated in such currency. The
  Asset Strategy Portfolio may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Manager anticipates that there will be a correlation between the two currencies.

       The Asset Strategy Portfolio may also use forward currency contracts to shift the Portfolio's exposure to foreign currency exchange rate changes from one foreign currency to another. For example, if the Portfolio owns securities denominated in a foreign currency and the Manager believes that currency will decline relative to another currency, it might enter into a forward contract to sell the appropriate amount of the first foreign currency with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Asset Strategy Portfolio may also purchase forward currency contracts to enhance income when the Manager anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities.

       The Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in forward currency contracts.

          The Asset Strategy Portfolio may purchase and sell foreign currency and invest in foreign currency deposits. The other Portfolios
  (other than the Money Market Portfolio and the Limited-Term Bond
  Portfolio) may briefly hold foreign currencies in connection with the purchase or sale of foreign securities. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

       Successful use of forward currency contracts will depend on the Manager's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as the Manager anticipates. There is no assurance that the Manager's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

       See the SAI for further information about these instruments and their risks.

       Swaps, Caps and Floors. The Limited-Term Bond Portfolio may enter into interest rate swap transactions, and purchase or sell interest rate caps and floors, with respect to domestic interest rates. These transactions may only be entered into for hedging purposes. The
  Limited-Term Bond Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Limited-Term Bond Portfolio anticipates purchasing at a later date.

          The Asset Strategy Portfolio is not limited in the type of swap, cap, collar or floor it may enter into as long as the Manager determines it is consistent with the Portfolio's goal and investment policies.
  Depending on how they are used, the swap, cap, collar and floor agreements used by the Asset Strategy Portfolio may increase or decrease the overall volatility of its investments and its share price and yield.
  The most significant factor in the performance of these agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Portfolio.

       Swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. An interest rate collar combines elements of buying a cap and selling a floor.

       A Portfolio usually will enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
  If, however, an agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. The creditworthiness of firms with which a Portfolio enters into swaps, caps, collars or floors will be monitored by the Manager in accordance with procedures adopted by the Board of Directors. If a firm's creditworthiness declines, the value of an agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

       The Portfolios understand that the position of the staff of the Securities and Exchange Commission is that assets involved in such transactions are illiquid securities and are, therefore, subject to the limitations on investment in illiquid securities as described in the SAI.

       See the SAI for further information about these instruments and their risks.

          Indexed Securities.  Each Portfolio (other than the Growth
  Portfolio) may purchase and sell indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Money Market Portfolio may, however, only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. The Limited-Term Bond Portfolio may, however, only invest in deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks of varying maturities) to the extent that the principal of such deposits is insured by the Federal
  Deposit Insurance Corporation ("Insured Deposits"). The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad.
  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

  Mortgage-Backed and Asset-Backed Securities

          Mortgage-backed and asset-backed securities may include pools of consumer loans or mortgages, such as CMOs and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. The Portfolios (other than the Money Market Portfolio and the Growth Portfolio) may invest in mortgage-backed securities as long as the Manager determines that it is consistent with the Portfolio's goal and investment policies. The
  Limited-Term Bond Portfolio and the Asset Strategy Portfolio may invest in asset-backed securities. The Asset Strategy Portfolio does not currently intend to invest more than 40% of its total assets in mortgage-backed securities and does not currently intend to invest in any non-mortgage asset-backed securities.

       The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage-backed and asset-backed securities and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by a Portfolio at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

       Timely payment of principal and interest on pass-through securities of the Government National Mortgage Association (but not the Federal
  Home Loan Mortgage Corporation or the Federal National Mortgage
  Association) is guaranteed by the full faith and credit of the United
  States Government. This is not a guarantee against market decline of the value of these securities or shares of a Portfolio. It is possible that the availability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

  Stripped Securities

       Stripped securities are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The Portfolios may invest in stripped securities as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies. The Asset Strategy
  Portfolio does not currently intend to invest more than 5% of its total assets in stripped securities.

     Risks of Derivatives Instruments

       The use of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, collars, floors and the investment in mortgage-backed securities, stripped securities and indexed securities involve special risks, including (i) possible imperfect or no correlation between price movements of the portfolio investments (held or intended to be purchased) involved in the transaction and price movements of the instruments involved in the transaction; (ii) possible lack of a liquid secondary market for any particular instrument at a particular time; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market price movements; (v) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in investments involved in the transaction; (vi) incorrect forecasts by the Manager concerning interest or currency exchange rates or direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective; (vii) loss of premiums paid by a Portfolio on options it purchases; and (viii) the possible inability of a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of a Portfolio to close out or liquidate its position.

       For a hedging strategy to be completely effective, the price change of the hedging instrument must equal the price change of the investment being hedged. The risk of imperfect correlation of these price changes increases as the composition of the Portfolios' respective portfolios diverges from instruments underlying a hedging instrument. Such equal price changes are not always possible because the investment underlying the hedging instruments may not be the same investment that is being hedged. The Manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation.

       The Manager may use derivative instruments, including securities with embedded derivatives, for hedging purposes to adjust the risk characteristics of a Portfolio's portfolio of investments and may use some of these instruments to adjust the return characteristics of a Portfolio's portfolio of investments. The use of derivative techniques for speculative purposes can increase investment risk. If the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Portfolio has entered into.

       The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest, foreign currency or stock market trends by the Manager may still not result in a successful transaction. The
  Manager may be incorrect in its expectations as to the extent of various interest or foreign exchange rate movements or stock market movements or the time span within which the movements take place.

       Options and futures transactions may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transactions costs and may result in certain tax consequences. See the SAI for further information regarding these and other risks.

          The Portfolios may also invest in derivative mortgage-backed securities. These securities are subject to significant market risks.
  See "Mortgage-Backed and Asset-Backed Securities."

       New financial products and risk management techniques continue to be developed. Each Portfolio may use these instruments and techniques to the extent consistent with its investment goal and regulatory requirements applicable to investment companies.

  Foreign Securities

       The Money Market Portfolio may invest up to 10% of its total assets in Canadian Government obligations and may also invest in foreign bank obligations and obligations of foreign branches of domestic banks, subject to the diversification requirements applicable to the Money
  Market Portfolio.  The Money Market Portfolio will not invest more than
  25% of its assets in a combination of Canadian Government obligations and foreign bank obligations, both of which must be denominated in U.S.
  dollars.

       The International Portfolio normally invests at least 80% of its assets in foreign securities. It may not purchase a particular foreign security if as a result more than 75% of its assets would be invested in issuers of that foreign country. For defensive purposes, the Portfolio may at times temporarily invest completely or substantially in U.S.
  securities. Under normal market conditions, the International Portfolio intends to have at least 65% of its assets invested in issuers of at least three different countries outside of the U.S. The International
  Portfolio will not invest more than 25% of its assets in securities issued by the government of any one foreign country.

       The Balanced Portfolio may purchase an unlimited amount of foreign securities. Normally, however, less than 10% of this Portfolio's total assets will consist of foreign securities. This percentage might increase in the event the Manager believed that, in light of U.S.
  economic conditions, there were increased investment opportunities in foreign securities.

       Under normal conditions, the Asset Strategy Portfolio intends to limit its investments in foreign securities to no more than 50% of its total assets. The Asset Strategy Portfolio currently intends to limit its investments in obligations of any single foreign government to less than 25% of its total assets.

       The other Portfolios, except the Limited-Term Bond Portfolio, may invest up to 20% of their respective total assets in securities of foreign issuers. The Limited-Term Bond Portfolio may not invest in foreign securities.

       Investments in foreign securities may involve a higher degree of risk than U.S. securities because of the absence of uniform accounting, auditing and financial standards, less government regulation, changes in currency rates and in exchange regulations, political instability, limited publicly available information, less liquidity and the difficulty of obtaining and enforcing a judgment against a foreign issuer. These considerations generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. See the SAI for further information regarding the types of and risks associated with foreign securities in which the Portfolios may invest.

  U.S. Government Securities

       Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities and other securities that differ as to interest rates, maturities and dates of issuance. Except for U.S.
  Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United
  States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. A Portfolio (other than the Asset Strategy Portfolio) will invest in securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk is acceptable. Mortgage-backed securities include pass-through securities, participation certificates and CMOs. See "Mortgage-
  Backed and Asset-Backed Securities."

  Zero Coupon Bonds

       Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.
  In calculating its dividends, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

  Direct Debt

       The Asset Strategy Portfolio may invest in direct debt instruments.
  Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities.

       Investments in direct debt instruments may entail less legal protection for the Asset Strategy Portfolio. Certain types of direct indebtedness purchased by the Portfolio, such as letters of credit, revolving credit facilities, or other standby financing commitments, obligate the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

  Convertible Securities

       A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.
  Convertible securities have unique investment characteristics in that they generally (1) have higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in the corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

       The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.
  The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

       Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, a Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

  Preferred Stock

       Preferred stock is also rated by S&P and MIS, as described in Appendix A to this Prospectus. Preferred stock rated AAA, AA, A or BBB by S&P or aaa, aa, a or baa by MIS is considered to be of investment grade. Preferred stock rated BB or lower by S&P or ba or lower by MIS is considered to have speculative characteristics. The Portfolios
  (other than the Money Market Portfolio) may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

  Certain Other Securities

       The debt securities in which the Portfolios (other than the Money
  Market Portfolio) may invest may include certain instruments whose performance is linked to a specified equity security or securities index. The preferred stock in which the Portfolios (other than the Money Market Portfolio) may invest may include certain preferred stock that converts to common stock either automatically after a specified period of time or at the option of the issuer.

  When-Issued and Delayed-Delivery Transactions

       Each Portfolio may without limitation purchase securities on a "when-issued" or delayed-delivery basis or without limitation sell them on a delayed-delivery basis in order to secure what is considered to be, at the time of entering into the transaction, an advantageous price and yield. From the time of entering into the transaction until delivery and payment is made at a later date, the securities which are the subject of the transaction are subject to market fluctuations.

  Lending Securities

       A Portfolio may lend its securities on a short-term or long-term basis for the purpose of increasing income. As a fundamental policy, not more than 30% of the total assets of the Limited-Term Bond Portfolio and no more than 10% of the total assets of any other Portfolio, will be loaned at any one time, and loans must be fully collateralized. There are risks associated with loans of securities including possible loss of, or delay in, recovering the collateral. If a material event is to be voted upon affecting a Portfolio's investment which are on loan, the Portfolio will take such action as may be appropriate in order to vote its shares.

  Restricted Securities and Illiquid Investments

          Restricted securities are securities that are subject to legal or contractual restrictions on resale. Restricted securities may be illiquid due to restrictions on their resale. Subject to their respective limitations on investment in illiquid investments described in the SAI, each Portfolio may invest in restricted securities.
  Restricted securities may be determined to be liquid pursuant to guidelines established by or under the direction of the Fund's Board of Directors.

       Illiquid investments may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to a Portfolio.

  Warrants and Rights

       The Bond Portfolio, the High Income Portfolio, the Growth
  Portfolio, the Income Portfolio and the Small Cap Portfolio may invest up to 5% of their respective net assets, valued at the lower of cost or market, in warrants. The Asset Strategy Portfolio may invest in warrants and rights to purchase securities. This Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of its net assets. Included in that amount, but not to exceed 2% of its net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Asset Strategy Portfolio in units or attached to securities are not subject to these restrictions. The International
  Portfolio may invest in warrants and rights to purchase securities, provided that as a result of such investment not more than 5% of its net assets consist of warrants, rights or a combination thereof.

  Risk Factors of High-Yield, High-Risk Investing

       The market for high-yield, high-risk debt securities is relatively new and much of its growth paralleled a long economic expansion, during which this market involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Thereafter, this market was affected by a relatively high percentage of defaults with respect to high-yield securities as compared with higher rated securities. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of high-yield debt securities in a portfolio, a Portfolio's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.
  An investment in a Portfolio that invests primarily in high-yield debt securities may be considered more speculative than investment in shares of a fund that invests primarily in higher rated debt securities.

       Prices of high-yield debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of high-yield debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash.
  Where it deems it appropriate and in the best interests of Portfolio shareholders, a Portfolio may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

       Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Unrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by a Portfolio and may also limit the ability of a Portfolio to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield debt securities, especially in a thinly traded market. To the extent a Portfolio owns or may acquire illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.
  Changes in values of debt securities that a Portfolio owns will affect its net asset value per share. If market quotations are not readily available for a Portfolio's lower-rated or unrated securities, these securities will be valued by a method that the Fund's Board of Directors believes accurately reflects fair value. Valuation becomes more difficult and judgment plays a greater role in valuing high-yield debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

       While credit ratings are only one factor the Manager relies on in evaluating high-yield debt securities, certain risks are associated with using credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to timely change the credit ratings to reflect subsequent events; however, the Manager continuously monitors the issuers of high-yield debt securities in its portfolios in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of a Portfolio's investment goal may be more dependent upon the Manager's credit analysis than is the case for higher quality debt securities. Credit ratings for individual securities may change from time to time and a Portfolio may retain a portfolio security whose rating has been changed.

       During the fiscal year ended December 31, 1994, the percentage of the assets of the Bond Portfolio and High Income Portfolio invested in debt securities in each of the rating categories of S&P, and the debt securities not rated by an established rating service, determined on a dollar-weighted average, were as follows:

       Rated by                 Percentage of
       S&P                       Fund Assets
       --------                 -------------
                      Bond Portfolio     High Income Portfolio
                      --------------     ---------------------
       AAA                  25.2%                  0.0%
       AA                    7.6                   0.0
       A                    15.3                   0.0
       BBB                  28.7                   0.0
       BB                   12.2                   6.3
       B                     3.5                  77.6
       CCC                   0.0                   3.1
       CC                    0.0                   0.0
       C                     0.0                   0.0
       D                     0.0                   0.0

       Unrated               3.2                   2.0

       The percentage of assets in each category was calculated on the basis of a monthly dollar-weighted average. The monthly dollar weighted-average was calculated using the market value of the securities in the Portfolio's portfolio at the end of each month in the thirteen-month period ended with the Portfolio's last fiscal year, averaged over the Portfolio's last fiscal year. The rating used for each security is that security's rating as of the end of each month and, as ratings may change over time, does not necessarily indicate past or future ratings of any particular security or the ratings of securities in the portfolio in general. Asset composition of a Portfolio by rating categories at any particular time does not necessarily indicate future asset composition by rating categories.

                                 MANAGEMENT

       Waddell & Reed, Inc. and its predecessors served as investment manager to the Fund since its inception and to each of the registered investment companies in the United Group of Mutual Funds, except United
  Asset Strategy Fund, Inc., since 1940 or the inception of the investment company, whichever was later. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc.
  assigned its investment management duties (and assigned its professional staff for investment management services) to Waddell & Reed Investment
  Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc.
  The Manager has also served as investment manager for Waddell & Reed
  Funds, Inc. since its inception in September 1992, Torchmark Government
  Securities Fund, Inc. and Torchmark Insured Tax-Free Fund, Inc. since each commenced operations in February 1993 and United Asset Strategy
  Fund, Inc. since it commenced operations in March 1995.  Waddell & Reed,
  Inc. serves as distributor for the Fund and as underwriter for each of the investment companies in the United Group of Mutual Funds and Waddell
  & Reed Funds, Inc.  Waddell & Reed, Inc. is an indirect subsidiary of
  Torchmark Corporation, a holding company, and United Investors
  Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

       Subject to the authority of the Fund's Board of Directors, the Manager provides investment advice and supervises investments for which it is paid a fee consisting of two elements: (i) a specific fee computed on each Portfolio's net asset value as of the close of business each day at the following annual rates: Money Market Portfolio - none;
  Bond Portfolio - .03 of 1% of net assets; High Income Portfolio - .15 of
  1% of net assets; Growth Portfolio - .20 of 1% of net assets; Income
  Portfolio - .20 of 1% of net assets; International Portfolio - .30 of 1% of net assets; Small Cap Portfolio - .35 of 1% of net assets; Balanced
  Portfolio - .10 of 1% of net assets; Limited-Term Bond Portfolio - .05 of 1% of net assets; Asset Strategy Portfolio - .30 of 1% of net assets;
  and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios and allocated among the Portfolios based on their relative net asset size at the annual rates shown in the following table.

                                Base Fee Rate

                 Group Net Asset Level           Annual Base Fee
                 (all dollars in millions)       Rate for Each Level
            -------------------------       -------------------
            From $    0 to $  750              .51 of 1%
            From $  750 to $1,500              .49 of 1%
            From $1,500 to $2,250              .47 of 1%
            Over $2,250                        .45 of 1%

       Prior to September 1, 1994, the annual base fee was .51 of 1%.
  Prior to the above-described assignment to the Manager on January 8, 1992, the fees were paid to Waddell & Reed, Inc.

       As of December 31, 1994, the combined net assets of all of the Portfolios then in existence were $725,399,035.

       For the fiscal year ended December 31, 1994, management fees for each Portfolio then in existence as a percent of each such Portfolio's average net assets and total expenses for each such Portfolio as a percent of the Portfolio's average net assets for that year are as follows:

                               Management Fees     Total Expenses

  Money Market Portfolio          0.51%               0.65%

  Bond Portfolio                  0.54%               0.62%

  High Income Portfolio           0.66%               0.74%

  Growth Portfolio                0.71%               0.77%

  Income Portfolio                0.71%               0.77%

  International Portfolio*        0.81%               1.26%

  Small Cap Portfolio*            0.86%               1.08%

  Balanced Portfolio*             0.61%               0.95%

  Limited-Term Bond Portfolio*    0.56%               0.93%

       *The International Portfolio, Small Cap Portfolio, Balanced
  Portfolio and Limited-Term Bond Portfolio commenced operations April 29,
  1994.

       The Asset Strategy Portfolio commenced operations in 1995.

       Waddell & Reed Services Company, a subsidiary of Waddell & Reed,
  Inc., acts as Agent ("Accounting Services Agent") in providing bookkeeping and accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays the Accounting Services Agent a monthly fee of one-twelfth of the annual fee shown in the following table.

                           Accounting Services Fee

          Average
       Net Asset Level                     Annual Fee
  (all dollars in millions)          Rate for Each Portfolio
  -------------------------          -----------------------
       From $    0 to $   10                $      0
       From $   10 to $   25                $ 10,000
       From $   25 to $   50                $ 20,000
       From $   50 to $  100                $ 30,000
       From $  100 to $  200                $ 40,000
       From $  200 to $  350                $ 50,000
       From $  350 to $  550                $ 60,000
       From $  550 to $  750                $ 70,000
       From $  750 to $1,000                $ 85,000
       $1,000 and Over                      $100,000

       The Fund is responsible for the payment of certain expenses, including the management fees and accounting services fees described above, fees and expenses of certain directors, costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, costs of shareholder records, costs of systems or services used to price Portfolio securities and extraordinary expenses, including litigation and indemnification relating to litigation.

       Richard K. Poettgen is primarily responsible for the day-to-day management of the portfolio of the Money Market Portfolio. Mr. Poettgen has held his responsibilities for the Money Market Portfolio since
  January 1989.  He is Vice President of the Manager.  He is Vice
  President and Assistant Treasurer of the Fund and Vice President and
  Assistant Treasurer of other investment companies for which the Manager serves as investment manager. Mr. Poettgen has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1989 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since April 1968.

       James C. Cusser is primarily responsible for the day-to-day management of the portfolio of the Bond Portfolio. Mr. Cusser has held his responsibilities for the Bond Portfolio since August 1992. He is Vice President of the Manager, Vice President of the Fund and Vice
  President of other investment companies for which the Manager serves as investment manager. Mr. Cusser has served as the portfolio manager for investment companies managed by the Manager since August 1992 and has been an employee of the Manager since August 1992. Prior to that date, Mr. Cusser was a fixed income strategist for a major brokerage firm.

       Louise D. Rieke is primarily responsible for the day-to-day management of the portfolio of the High Income Portfolio. Ms. Rieke has held her responsibilities for the High Income Portfolio since July 1987.
  She is Vice President of the Manager and Vice President of Waddell &
  Reed Asset Management Company, an affiliate of the Manager.  She is Vice
  President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Rieke has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1990 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since May 1971.

       Antonio Intagliata is primarily responsible for the day-to-day management of the portfolio of the Growth Portfolio. Mr. Intagliata has held his responsibilities for the Growth Portfolio since July 1987. He is Senior Vice President of the Manager. He is Vice President of the
  Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Intagliata has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since February 1979 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since
  June 1973.

       Russell E. Thompson is primarily responsible for the day-to-day management of the portfolio of the Income Portfolio. Mr. Thompson has held his responsibilities for the Income Portfolio since July 1991, the Portfolio's inception. He is Senior Vice President of the Manager and
  Senior Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. He is Vice President of the Fund and Vice
  President of other investment companies for which the Manager serves as investment manager. Mr. Thompson has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1976 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since March 1971.

       Mark L. Yockey is primarily responsible for the day-to-day management of the portfolio of the International Portfolio. Mr. Yockey has held his responsibilities for the International Portfolio since July
  1994, the Portfolio's inception.  He is Vice President of the Manager,
  Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr.
  Yockey has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since
  January 1990 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since November 1986.

       Mark G. Seferovich is primarily responsible for the day-to-day management of the portfolio of the Small Cap Portfolio. Mr. Seferovich has held his responsibilities for the Small Cap Portfolio since July
  1994, the Portfolio's inception.  He is Vice President of the Manager,
  Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr.
  Seferovich has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since
  February 1989 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since February 1989. He previously served as portfolio manager for a brokerage firm.

          Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of the portfolio of the Balanced Portfolio. Ms. Prince-
  Fox has held her responsibilities for the Balanced Portfolio since July
  1994, the Portfolio's inception.  She is Vice President of the Manager,
  Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms.
  Prince-Fox has served as the portfolio manager for investment companies managed by the Manager since January 1993 and has been an investment analyst with Waddell & Reed, Inc. and its successor, the Manager, since
  February 1983.

       Patrick W. Sterner is primarily responsible for the day-to-day management of the portfolio of the Limited-Term Bond Portfolio. Mr.
  Sterner has held his responsibilities for the Limited-Term Bond
  Portfolio since July 1994, the Portfolio's inception.  He is Vice
  President of the Manager, Vice President of the Fund and Vice President of investment companies for which the Manager serves as investment manager. Mr. Sterner has served as the portfolio manager for investment companies managed by the Manager since September 1992 and has been an employee of the Manager since August 1992. Prior to that date, Mr.
  Sterner was Chief Investment Officer of a bank.

       James D. Wineland is primarily responsible for the day-to-day management of the portfolio of the Asset Strategy Portfolio. Mr.
  Wineland has held his responsibilities for the Asset Strategy Portfolio since the inception of the Portfolio. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager.
  Mr. Wineland has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1988 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since November 1984.

       Other members of the Manager's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

                               NET ASSET VALUE

       The net asset value of a share of a Portfolio is the value of its assets, less liabilities, divided by the total number of shares.

          The net asset value per share of each Portfolio is computed daily as of the later of the close of the regular session of the New
  York Stock Exchange (the "NYSE") or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded on each day that the NYSE is open for trading. The NYSE's regular session ordinarily closes at 4:00 P.M.
  eastern time.

       The Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. See the SAI for discussion of this method. Net asset value of the Money Market Portfolio is normally fixed at $1.00 per share. See the SAI for a discussion of extraordinary circumstances which could result in a change in this fixed share value.

          The securities of the other Portfolios that are listed or traded on a U.S. or foreign stock exchange are valued at the last sales price on that day. OTC securities traded on Nasdaq are valued at a price which is the mean between the closing bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost. When market quotations for options and futures positions or non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

       Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays and on customary U.S.
  national business holidays when the NYSE is closed. Consequently, the net asset value of a Portfolio could be significantly affected on days when the Portfolio does not price its shares.

                          PURCHASES AND REDEMPTIONS

       The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

       Redemptions will be made at the net asset value per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the Exchange is closed other than customary weekend and holiday closings or trading on the Exchange is restricted; (ii) the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund; or (iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash.

       Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

                         DIVIDENDS AND DISTRIBUTIONS

       It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market
  Portfolio, consists of dividends and interest received by such Portfolio less the estimated expenses of such Portfolio. The Money Market
  Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio's securities, plus or minus realized gains or losses on those securities, less the Portfolio's expenses.

       Dividends from the Money Market Portfolio are declared and reinvested daily in additional full and fractional shares. Dividends from the Growth Portfolio, Bond Portfolio, High Income Portfolio, Income
  Portfolio, International Portfolio, Small Cap Portfolio, Balanced
  Portfolio, Limited-Term Bond Portfolio and the Asset Strategy Portfolio usually are declared, paid and reinvested annually in December in additional full and fractional shares of the respective Portfolio.
  Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

       All net realized long-term or short-term capital gains of each Portfolio, if any, other than the Money Market Portfolio, are declared and reinvested annually in December in additional full and fractional shares of the respective Portfolio. Short-term capital gains of the Money Market Portfolio--it does not anticipate realizing any long-term capital gains--are declared and reinvested daily in additional full and fractional shares of that Portfolio.

                                    TAXES

       Each of the Portfolios has qualified or, if a new Portfolio, intends to qualify for treatment as a "regulated investment company"
  ("RIC") under Subchapter M of the Code. So long as a Portfolio qualifies as such, the Portfolio will be relieved of Federal income tax on the income and gains distributed to its shareholders.

       Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account -- and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

       The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios; see the SAI for a more detailed discussion.

       Because the only shareholders of the Portfolios will be the Participating Insurance Companies and their separate accounts, no discussion is included herein as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the prospectuses for the Policies.
  Prospective investors are urged to consult with their tax advisers.

                              OTHER INFORMATION

       The Fund was incorporated in Maryland on December 2, 1986. It has a
  Board of Directors which has overall responsibility for the management of its affairs. Capital stock is currently divided into the ten classes that are designated the Money Market Portfolio, the Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio, the
  International Portfolio, the Small Cap Portfolio, the Balanced
  Portfolio, the Limited-Term Bond Portfolio and the Asset Strategy
  Portfolio.  The Fund may establish additional portfolios in the future.
  Shares of each class are fully paid and nonassessable when issued.  The
  Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at an annual meeting or special meeting called by the Board of Directors for such purpose.

       All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one
  Portfolio, only shares of the respective Portfolio are entitled to vote.
  Matters in which the interests of all the Portfolios are substantially identical are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical are voted on separately by each Portfolio. Matters affecting only one
  Portfolio, such as a change in its fundamental policies, are voted on separately by the Portfolio.

          Shareholder inquiries may be addressed to the Fund or Waddell &
  Reed, Inc. at the address that appears on the front cover of this Prospectus.


                                 APPENDIX A

        The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                         DESCRIPTION OF BOND RATINGS

          Standard & Poor's Ratings Services.  A Standard & Poor's
  ("S&P")corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
  This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

       The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable.
  S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

       The ratings are based, in varying degrees, on the following considerations:

  1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.;.

  2.   Nature of and provisions of the obligation;

  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          A brief description of the applicable S&P rating symbols and their meanings follow:

       AAA -- Debt rated AAA has the highest rating assigned by Standard &
  Poor's. Capacity to pay interest and repay principal is extremely strong.

       AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

       BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

       BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

       B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

       CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

       CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

       C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

       CI -- The rating CI is reserved for income bonds on which no interest is being paid.

          D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

       Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

       Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

       Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment
  Grade" ratings) are generally regarded as eligible for bank investment.
  In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

       Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

       Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
  While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
  Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   DESCRIPTION OF PREFERRED STOCK RATINGS

          Standard & Poor's Ratings Services. A S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue.
  Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

       The preferred stock ratings are based on the following considerations:

  1. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

  2.   Nature of, and provisions of, the issue;

  3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

       AAA -- This is the highest rating that may be assigned by Standard
  & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

       AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

       A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

       BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

       BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

       C -- A preferred stock rated C is a non-paying issue.

       D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

       NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

       Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

       Moody's Investors Service, Inc. Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       Preferred stock rating symbols and their definitions are as follows:

       aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

       aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

       a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

       baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured.
  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

       ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

       b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

       caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

       ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

       c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

          S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.
  Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating
  (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

       Moody's Investors Service, Inc. commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.
  Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime
  2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

                         DESCRIPTION OF NOTE RATINGS

          Standard & Poor's Ratings Services. A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
     --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

       The note rating symbols and definitions are as follows:

       SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.
       SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
       SP-3 Speculative capacity to pay principal and interest.

       Moody's Investors Service, Inc.  Moody's Short-Term Loan Ratings --
  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

       MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

       MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

       MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

  TMK/UNITED FUNDS, INC.
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas  66201-9217

  PROSPECTUS
     November 1, 1995

  Custodian
    UMB Bank, n. a.
    Kansas City, Missouri

  Legal Counsel
       Kirkpatrick & Lockhart LLP
    1800 M Street NW
    Washington, D. C.

  Independent Accountants
    Price Waterhouse LLP
    Kansas City, Missouri

  Investment Manager
    Waddell & Reed Investment Management Company
    6300 Lamar Avenue
    P. O. Box 29217
    Shawnee Mission, Kansas 66201-9217
    (913) 236-2000

  Distributor and Underwriter
    Waddell & Reed, Inc.
    6300 Lamar Avenue
    P. O. Box 29217
    Shawnee Mission, Kansas  66201-9217
    (913) 236-2000

  Accounting Services Agent
    Waddell & Reed Services Company
    6300 Lamar Avenue
    P. O. Box 29217
    Shawnee Mission, Kansas  66201-9217
    (913) 236-2000

  TABLE OF CONTENTS

     Prospectus Summary  .................    2
  Financial Highlights  ..................    4
  The Fund  ..............................   14
  Goals and Investment Policies
    of the Portfolios  ...................   15
  Management  ............................   35
  Net Asset Value  .......................   38
  Purchases and Redemptions  .............   39
  Dividends and Distributions  ...........   39
  Taxes  .................................   40
  Other Information  .....................   40
  Appendix A  ............................42

                           TMK/UNITED FUNDS, INC.

                              6300 Lamar Avenue

                               P. O. Box 29217

                     Shawnee Mission, Kansas  66201-9217

                                913/236-2000

                              November 1, 1995

                     STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information (the "SAI") is not a prospectus. This SAI should be read in conjunction with the prospectus
  (the "Prospectus") of TMK/United Funds, Inc. (the "Fund") dated November
  1, 1995, which may be obtained by request to the Fund or its Distributor and Underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.


                              TABLE OF CONTENTS

       Performance Information  .........................    2

          Goals and Investment Policies  ................5

       Investment Management and Other Services  ........   48

       Net Asset Value  .................................   50

       Purchases and Redemptions  .......................   54

       Shareholder Communications  ......................   55

       Taxes  ...........................................   55

       Dividends and Distributions  .....................   59

       Portfolio Transactions and Brokerage  ............   59

       Directors and Officers  ..........................   62

       Other Information  ...............................   67

       Financial Statements  ............................   69

                           PERFORMANCE INFORMATION

       From time to time, advertisements and sales materials for one or more of the Portfolios may include total return information, yield information and/or performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

  Total Return

       The following relates to Bond Portfolio, High Income Portfolio,
  Growth Portfolio, Income Portfolio, International Portfolio, Small Cap
  Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio and Asset
  Strategy Portfolio. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment. No sales charge is required to be paid by the Participating Insurance Companies for purchase of shares. All dividends and distributions are assumed to be reinvested at net asset value as of the day the dividend or distribution is paid. The formula used to calculate the total return is:

                  n
          P(1 + T)  = ERV

         Where :  P = $1,000 initial payment
                  T = Average annual total return
                  n = Number of years
                ERV = Ending redeemable value of the $1,000 investment for the periods shown.

          The average annual total return quotations as of June 30, 1995, which is the most recent balance sheet included in this Statement of Additional Information, for the periods shown were as follows:

                          One-year       Five-year
                         period from    period from    Period from
                          7-1-94 to      7-1-89 to     7-13-872 to
                           6-30-951        6-30-95       6-30-95
                         -----------    -----------    -----------
Bond Portfolio              12.40%          9.37%        8.95%
High Income Portfolio        9.43%         12.77%        9.07%
Growth Portfolio            21.91%         15.99%       14.76%
Income Portfolio            23.76%         14.83%3
International Portfolio     10.22%          6.54%4
Small Cap Portfolio         39.44%         33.61%4
Balanced Portfolio          11.13%          9.73%4
Limited-Term Bond Portfolio  9.43%          7.89%4
Asset Strategy Portfolio     4.45%5

  1Asset Strategy Portfolio began operations in 1995.
  2Date of initial public offering.
  3Period from July 16, 1991, date of initial offering, to June 30, 1995.
  4Period from May 3, 1994, date of initial offering, to June 30, 1995.
  5Period from May 1, 1995, date of initial offering, to September 30, 1995.

       Unaveraged or cumulative total return may also be quoted. Such total return data reflects the change in value of an investment over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. The Fund may also provide non-standardized performance information.

  Yield



       The following relates to the Money Market Portfolio. There are two methods by which Money Market Portfolio's yield for a specified time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The net asset value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses (see "Purchases and Redemptions"), will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

       This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

       The second method results in a figure referred to as the "effective yield." This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

                                                  365/7
       EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)]    -1

          The Money Market Portfolio's current yield as calculated above for the seven days ended June 30, 1995, the date of the most recent balance sheet included in this SAI, was 5.00% and its effective yield calculated for the same period was 5.12%.

  Performance Rankings

       The following relates to each of the Portfolios. From time to time, advertisements and information furnished to present or prospective
  Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper
  Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's,
  Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or recognized market indicators such as the Standard & Poor's 500 Stock
  Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration.

  General

       Change in yields primarily reflect different interest rates received by a Portfolio as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expense ratio.

       All performance information included in advertisements or sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

                         GOALS AND INVESTMENT POLICIES

       The following information supplements the disclosure in the Prospectus concerning the goals and investment policies of each Portfolio. Unless otherwise specified, this information pertains to each of the Portfolios. The investment policies described may be changed by the Directors of the Fund without a vote of shareholders, unless otherwise stated.

  The Money Market Portfolio

          The Money Market Portfolio may invest in the money market obligations and instruments listed below. Under Rule 2a-7 ("Rule 2a-7") of the Investment Company Act of 1940, as amended (the "1940 Act"), investments are limited to those that are denominated in U.S. dollars and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s)
  ("NRSRO(s)"), as defined in Rule 2a-7, or are comparable unrated securities. See the Prospectus Appendix for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S.
  Government or its agencies or instrumentalities ("U.S. Government
  Securities")) to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. Under the Rule, the Portfolio may only invest in securities with a remaining maturity of not more than thirteen months, as further described in the Rule.

       (1)  U.S. Government Securities:  See "U.S. Government Securities."

       (2) Bank obligations and instruments secured thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S.
  $500,000,000, and instruments secured by any such obligation. A "bank" includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S.
  financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or Waddell & Reed Investment Management Company (the
  "Manager"), to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

       (3)  Commercial Paper Obligations Including Variable Amount Master
  Demand Notes:  Commercial paper rated as described above.  See Appendix
  A to the Prospectus for a description of some of these ratings. A variable amount master demand note represents a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender.

       (4) Corporate Debt Obligations: Corporate debt obligations if they are rated as described above. See Appendix A to the Prospectus for a description of some of these bond ratings.

       (5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Portfolio will not invest in Canadian
  Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the Money Market Portfolio.

       (6) Certain Other Obligations: Obligations other than those listed in (1) through (5) above only if such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Portfolio is eligible to hold under the Rule.

       The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

  The High Income Portfolio

       The High Income Portfolio may invest in certain high-yield, high-risk non-investment grade debt securities. As discussed in the Prospectus, the market for such securities may differ from that for investment grade debt securities. See the Prospectus for a discussion of the risks associated with non-investment grade debt securities.

  The Asset Strategy Portfolio

       The Asset Strategy Portfolio allocates its assets among the following classes, or types, of investments:

       The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. The Manager will seek to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies.
  Short-term instruments may include corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

       The bond class includes all varieties of domestic and foreign fixed-income securities with maturities greater than three years. The
  Manager seeks to maximize total return within the bond class by adjusting the Portfolio's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities.
  Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in U.S. dollars or foreign currency. The Portfolio may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). The Portfolio currently intends to limit its investments in these securities to 20% of its assets.

       The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks which are included in the bond class). The Manager seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Manager believes to have superior growth potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

       The Manager intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

       In making asset allocation decisions, the Manager typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns.

  Foreign Securities

          The International Portfolio and Small Cap Portfolio may each purchase foreign securities only if they are (i) listed or admitted to trading on a domestic or foreign securities exchange, with the exception of warrants, rights or restricted securities, which need not be so listed or admitted; or (ii) represented by American Depositary Receipts
  (receipts issued against securities of foreign issuers deposited or to be deposited with an American depository) so listed or admitted on a domestic securities exchange or traded in the United States over-the-counter market ("OTC"); or (iii) issued or guaranteed by any foreign government or any subdivision, agency or instrumentality thereof. The
  Asset Strategy Portfolio, the Money Market Portfolio, the Bond
  Portfolio, the High Income Portfolio, the Growth Portfolio, the Income
  Portfolio and the Balanced Portfolio may invest in foreign securities, subject to the limitations described in the Prospectus.

       In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted.
  American Depositary Receipts, in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are more recently developed receipts designed to facilitate the trading of foreign issuers by U.S. and non-U.S. investors and traders.

          The Manager believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations (i.e., currency blockage). A Portfolio may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company.
  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange (the "NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. If it should become necessary, a Portfolio would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a U.S. issuer.

       A Portfolio (other than the Asset Strategy Portfolio) will not speculate in foreign currencies, but each Portfolio, except the Money
  Market Portfolio and the Limited-Term Bond Portfolio, may briefly hold foreign currencies in connection with the purchase or sale of foreign securities. The Asset Strategy Portfolio may purchase and sell foreign currency and invest in foreign currency deposits as described in the Prospectus and this SAI, and the Asset Strategy Portfolio and the International Portfolio may enter into forward currency contracts as described in the Prospectus and this SAI. A Portfolio may incur a transaction charge in connection with the exchange of currency.

  Borrowing

       From time to time the Small Cap Portfolio may increase its ownership of securities by borrowing on an unsecured basis at fixed rates of interest and investing the borrowed funds. Any such borrowing will be made only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

       As a fundamental policy, the Asset Strategy Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). This Portfolio may borrow money only from a bank and this Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

          The 300% asset coverage requirement is contained in the 1940
  Act. If the value of a Portfolio's assets so computed should fail to meet the 300% asset coverage requirement, it is required within three days to reduce its borrowings to the extent necessary to meet that requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays.

       Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk.

  U.S. Government Securities

       U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

       U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal
  Housing Administration, Federal National Mortgage Association, Farmers
  Home Administration, Export-Import Bank of the United States, Small
  Business Administration, Government National Mortgage Association,
  General Services Administration, Central Bank for Cooperatives, Federal
  Home Loan Banks, Federal Home Loan Mortgage Corporation, Farm Credit
  Banks, Maritime Administration, the Tennessee Valley Authority, the
  Resolution Funding Corporation, and the Student Loan Marketing
  Association.

       Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal
  Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United
  States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Portfolio (other than Asset Strategy Portfolio) will invest in securities of such agencies and instrumentalities only if the Manager is satisfied that the credit risk involved is acceptable.

       U.S. Government Securities may include "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the
  Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal
  National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates." Another type of mortgage-backed security is a collateralized mortgage obligation ("CMO"). See "Mortgage-Backed
  Securities." Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United
  States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S.
  Government to tighten the availability of its credit.

       The Limited-Term Bond Portfolio may also invest in deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks of varying maturities) to the extent that the principal of such deposits is insured by the Federal Deposit
  Insurance Corporation; such deposits are referred to as "Insured
  Deposits." Such insurance (and, accordingly, the Portfolio's aggregated investments) is currently limited to $100,000 per bank; any interest above that amount is not insured. Insured Deposits are not marketable, and this Portfolio may invest in them only within the 10% limit mentioned below under "Illiquid Investments" unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

  Zero Coupon Bonds

       A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth
  Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

       A Federal Reserve Bank creates STRIPS (Separate Trading of
  Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation
  (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

  Mortgage-Backed Securities

       A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Pass-through securities and participation certificates represent pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer," such as a mortgage banker, commercial bank or savings and loan association, which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are passed through to the holders of the interest in the pool. Monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.

       Each Portfolio may purchase mortgage-backed securities issued by both governmental and non-governmental entities, such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Manager determines they are consistent with its investment objective and policies.

       The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole.
  Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

  Stripped Mortgage-Backed Securities

       Stripped mortgage-backed securities are created when a U.S.
  Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security
  ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security.

       The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

  Asset-Backed Securities

       Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

  Variable or Floating Rate Instruments

       Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Each
  Portfolio may invest in variable or floating rate instruments as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies.

  Loans and Other Direct Debt Instruments

       Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. The
  Asset Strategy Portfolio's investments in direct debt instruments are subject to its policies regarding the quality of debt securities.

       Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Asset Strategy Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated.
  Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed.
  Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

       Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation.
  In the absence of definitive regulatory guidance, the Portfolio relies on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

       A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

       Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand.
  These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

       For purposes of the limitations on the amount of total assets that the Asset Strategy Portfolio will invest in any one issuer or in issuers within the same industry, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, Securities and Exchange
  Commission ("SEC") interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Lending Securities

          One of the ways in which a Portfolio may try to increase income is by lending its securities. If a Portfolio does this, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not loaned the securities. The Portfolio also receives additional compensation.

       Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the
  "Guidelines"). Under the present Guidelines, the collateral must consist of cash or U.S. Government Securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the loaned securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities loaned. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

       There are two methods of receiving compensation for making loans.
  The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government
  Securities used as collateral. Part of the interest received in either case may be shared with the borrower.

       The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio's custodian bank) must be satisfactory to the Portfolio.

          A Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Manager. The
  Portfolios will make loans only under rules of the NYSE, which presently require the borrower to return the securities to the Portfolio within five business days after the Portfolio instructs it to do so. The
  Manager will evaluate the creditworthiness of the borrower. If a Portfolio loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

       There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

  Repurchase Agreements

       Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments. See "Illiquid Investments." A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

       The majority of repurchase agreements in which a Portfolio would engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.
  The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. A Portfolio's repurchase agreements can be considered as collateralized loans (such agreements being defined as loans under and for the purpose of the 1940 Act) and will be structured so as to fully collateralize the loans. The value of the securities subject to the agreement, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, remains at least equal to the value of the loan, including the accrued interest earned thereon. A Portfolio's repurchase agreements are entered into only with those entities approved on the basis of criteria established by the Fund's Board of Directors.

  Options, Futures Contracts and Other Strategies

       As discussed in the Prospectus, the Manager may use a variety of financial instruments ("Financial Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps and indexed securities to attempt to enhance the Portfolios' income or yield or to attempt to hedge the Portfolios' portfolios.

       Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial
  Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio's portfolio.
  Thus, in a short hedge a Portfolio takes a position in a Financial
  Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

       Conversely, a long hedge is a purchase or sale of a Financial
  Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge a Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If a Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's portfolio is the same as if the transaction were entered into for speculative purposes.

       Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial
  Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

          The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges on which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Portfolios' ability to use these instruments will be limited by tax considerations. See
  "Taxes."

       In addition to the instruments, strategies and risks described below and in the Prospectus, the Manager expects to discover additional opportunities in connection with options, futures contracts, options on futures contracts, forward currency contracts and other similar or related techniques. These opportunities may become available as the Manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, options on futures contracts, forward currency contracts and other techniques are developed. The Manager may utilize these opportunities to the extent that they are consistent with a Portfolio's investment goals and are permitted by the Portfolio's investment limitations and applicable regulatory authorities. The Portfolios' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

       Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

       (1) Successful use of most Financial Instruments depends upon the Manager's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

       (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
  Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

       Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

       Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interests rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

       (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

          (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Portfolio sell a portfolio security at a disadvantageous time. A
  Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

       Cover for Financial Instruments.  Transactions using Financial
  Instruments, other than purchased options, expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount as determined daily on a mark-to-market basis.

       Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

       Certain Limitations. The Limited-Term Bond Portfolio may not purchase or sell options, futures contracts or options on futures contracts if the aggregate value of such options and futures held by that Portfolio would exceed 25% of its assets.

          Neither the Small Cap Portfolio nor the Balanced Portfolio may purchase options on securities or futures contracts if the aggregate value of the premiums paid (adjusted for the portion of any premium attributable to the difference between the "strike price" of the option and the market price of the underlying security or futures contract at the time of purchase) exceeds 20% of the Portfolio's total assets. The aggregate amount of the obligations underlying put options on securities or futures contracts written by each of the Small Cap Portfolio and Balanced Portfolio may not exceed 25% of its net assets computed at the time of sale.

       The Asset Strategy Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 50% of the Portfolio's total assets would be hedged with futures and options under normal conditions; or (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

       For as long as required by applicable state securities regulation,

       (1) the aggregate value of securities underlying put options written by the Asset Strategy Portfolio, determined as of the date the put options are written, will not exceed 50% of the Portfolio's net assets,

       (2) the Asset Strategy Portfolio will only buy or sell (a) options on securities, indices or futures contracts, or (b) futures contracts, in each case that are offered through the facilities of a national securities association or that are listed on a national securities or commodities exchange, other than the permitted OTC options described under "Limitations on the Use of Options" below,

       (3) the aggregate premiums paid on all options on securities, indices or futures contracts purchased by the Asset Strategy Portfolio that are held at any time will not exceed 20% of the Portfolio's total net assets, and

       (4) the aggregate margin deposits on all futures and options thereon held at any time by the Asset Strategy Portfolio will not exceed
  5% of the Portfolio's total assets.

       Options. As discussed in the Prospectus and below, certain of the Portfolios may purchase and/or write (sell) call and put options on equity and debt securities, foreign currencies, stock indices and bond indices. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price on the option, minus the premium received, the Portfolio would expect to suffer a loss.

       Writing call options can serve as a limited short hedge, because declines in the value of the hedged instrument would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid Investments."

       Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security or currency at more than its market value.

       The value of an option position will reflect, among other things, a current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

       A Portfolio may purchase calls to close its position in a call that it has written. To do this, it will make a "closing transaction." As discussed below, some Portfolios may also purchase calls other than as part of a closing transaction. This involves buying a call on the same security with the same exercise price and expiration date as the call it has written. When a Portfolio sells a security on which it has written a call, it may effect a closing transaction. (If a Portfolio may only write covered call options, it will effect a closing transaction when it sells the security on which it has written the call.) A Portfolio may also effect a closing transaction to avoid having to sell a security on which it has written a call if the call is exercised. A Portfolio will have a profit or loss from a closing transaction, depending on the amount of option transaction costs and on whether the amount it pays to purchase the call is less or more than the premium it received on the call that is closed out. A profit will also be realized if the call lapses unexercised because the Portfolio retains the premium received.
  There is no assurance that a Portfolio will be able to effect a closing transaction; if a Portfolio cannot do so, it may be required to hold the security on which the call was written until the call expires or is exercised even though it might otherwise be desirable to sell the security. If a call that a Portfolio wrote is exercised, it could deliver the securities that it owns (or the securities that it has the right to get). It could also deliver other securities that it purchases.

       A Portfolio's securities will be bought and sold in order to attempt to achieve the goals of that Portfolio. However, the fact that calls can be written on a particular security may be a factor in buying or keeping it if it is otherwise considered suitable for the Portfolio.

          A Portfolio's custodian bank, or a securities depository acting for it, will act as the Portfolio's escrow agent as to the related investments on which the Portfolio (other than the Asset Strategy
  Portfolio) has written calls, or as to other assets held for escrow, so that, pursuant to the rules of the Options Clearing Corporation (the
  "OCC") and certain exchanges, no margin deposit will be required of the Portfolio on such calls. Until the related investments are released from escrow, they cannot be sold by the Portfolio; this release will take place on the expiration of the call or when the Portfolio enters into a closing transaction.

       When a Portfolio writes a put, it receives a premium and agrees to purchase the related investments from the purchaser of the put during the put period at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the put period. If the put is exercised, the Portfolio must purchase the related investments at the exercise price. Puts are ordinarily sold when a Portfolio anticipates that, during the option period, the market price of the underlying security will decline by less than the amount of the premium. In writing puts, a Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. A Portfolio's cost of purchasing the investments will be adjusted by the amount of the premium it has received.

       To terminate its obligation on a put that it has written, a Portfolio may purchase a put in a "closing transaction." As discussed below, some Portfolios may also purchase puts other than as part of a closing transaction. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the cost of the put purchased. A profit will also be realized if the put lapses unexercised because the Portfolio retains the premium received.

       When a Portfolio buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Portfolio benefits only if the market price of the related investments is above the call price prior to the expiration date and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose the premium paid and the right to purchase the related investments.

       A Portfolio may purchase a put on a security it owns ("protective put") or on a security it does not own ("nonprotective put"). When a Portfolio buys a put, it pays a premium and has the right to sell the related investments to the seller of the put during the put period at a fixed exercise price. Buying a protective put permits a Portfolio to protect itself prior to the time the put expires against a decline in the value of the related investments below the exercise price by selling them through the exercise of the put. Buying a nonprotective put permits a Portfolio, if the market price of the related investments is below the put price during the put period, either to resell the put or to buy the related investments and sell them at the exercise price. If the market price of the related investments is above the exercise price and as a result the put is not exercised or resold (whether or not at a profit), the put will become worthless at its expiration date.

       A type of put that the Small Cap Portfolio, the Balanced Portfolio and the Asset Strategy Portfolio may each purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to a Portfolio. An optional delivery standby commitment gives a Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

          Risks of Options on Securities. Certain of the Portfolios may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist, but these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction. If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised. The
  Manager evaluates the creditworthiness of all such parties and intends to enter into OTC option transactions for a Portfolio (other than the Asset Strategy Portfolio) only with major dealers in OTC options. The market for these options may be less active than the market for exchange-listed options. The Manager evaluates the ability to enter into closing transactions on OTC options prior to investing in them.

       Generally, the OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

          A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market.
  However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

       Option premiums paid to control an amount of related investments are small in relation to the market value of related investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options will result in a Portfolio's net asset value being more sensitive to changes in the value of the related investment.

       Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple
  ("multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above.
  When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

       Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

       Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Portfolio as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

       If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

       Limitations on the Use of Options. The Portfolios' use of options is governed by the following guidelines, which can be changed by the Fund's Board of Directors without a shareholder vote:

       The Bond Portfolio, High Income Portfolio, Growth Portfolio and
  Income Portfolio may each write (sell) covered call options on securities on up to 25% of its assets. The International Portfolio may write (sell) covered call options on securities on no more than 10% of its total assets. "Covered" means that the Portfolio owns the securities subject to the call or has the right to acquire them without additional payment. Each of these Portfolios may purchase a call option on a security only to close its position in a call it has written.
  Calls written by these Portfolios must be listed on a domestic securities exchange; however, the Bond Portfolio, High Income Portfolio,
  Growth Portfolio and Income Portfolio may write OTC calls on U.S.
  Government Securities.

       The Money Market Portfolio may not write call options on securities.

       The Small Cap Portfolio and Balanced Portfolio may each write
  (sell) covered call options on securities on not more than 25% of its total assets. These calls must be issued by the OCC and listed on a domestic securities exchange.

       The Small Cap Portfolio and Balanced Portfolio may each write
  (sell) put options and purchase calls and puts on securities in which the Portfolio may invest. Each of these Portfolios may only sell put options on securities issued by the OCC, except that each may write OTC put options on U.S. Government Securities. Each of these Portfolios may only purchase options on securities issued by the OCC, except that each may purchase OTC put and call options on U.S. Government Securities and may purchase optional delivery standby commitments.

       Each of the Small Cap Portfolio and Balanced Portfolio may write
  (sell) and purchase listed options on stock indices that are not limited to stocks of any industry or group of industries ("broadly-based stock indices"). Each may write options on broadly-based stock indices to generate income when the Manager anticipates that the index price will not increase or decrease by more than the premium received by the Portfolio. Each may purchase calls on broadly-based stock indices to hedge against an anticipated increase in the price of securities it wishes to acquire and may purchase puts on broadly-based stock indices to hedge against an anticipated decline in the market value of its portfolio securities.

       The Limited-Term Bond Portfolio may write (sell) and purchase listed and OTC options on domestic debt securities, which securities include, without limitation, U.S. Government Securities ("Domestic Debt
  Securities"). The Limited-Term Bond Portfolio may not write call options having aggregate exercise prices greater than 25% of its net assets.

       The Asset Strategy Portfolio may purchase a put or call option
  (including any straddles or spreads) only if the value of its premium, when aggregated with the premiums on all other options held by the Portfolio, does not exceed 5% of the Portfolio's total assets. For so long as required by applicable state securities regulation, the Asset
  Strategy Portfolio will only trade OTC options (a) if exchange-traded options are not available, (b) there is an active OTC market in such options, and (c) transactions are all through a broker-dealer with a minimum net worth of $20 million.

       For further limitations on certain Portfolios' use of options, see
  "Limitations on the Use of Futures Contracts and Options Thereon" below.

          Futures Contracts and Options on Futures Contracts.  When a
  Portfolio purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. When a Portfolio sells a futures contract, it incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. In the case of a futures contract on an index, the obligation underlying the futures contract is an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the futures contract and the price at which the futures contract is originally struck. In the case of a futures contract on a security or currency, the underlying obligation is the related security or currency.

       When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Portfolio has written a call, it becomes obligated to assume a "short" position in the futures contract, which means that it is required to deliver the underlying securities. If it has written a put, it becomes obligated to assume a "long" position in the futures contract, which means that it is required to take delivery of the underlying securities. When a Portfolio purchases an option on a futures contract, it acquires the right, in return for the premium it paid, to assume a position in the futures contract, a "long" position if the option is a call and a "short" position if the option is a put.

       Each of the Small Cap Portfolio and the Balanced Portfolio may sell futures contracts on broadly-based stock indices ("Stock Index
  Futures"), or write a call or purchase a put on a Stock Index Future, if the Manager anticipates that a general market or market sector decline may adversely affect the market value of any or all of the Portfolio's common stock holdings. Each of the Small Cap Portfolio and the Balanced
  Portfolio may buy a Stock Index Future, or purchase a call or sell a put on a Stock Index Future, if the Manager anticipates a significant market sector advance in the common stock it intends to purchase for the Portfolio's portfolio. Each of the Small Cap Portfolio and the Balanced
  Portfolio may purchase a Stock Index Future, or purchase a call or sell a put thereon, as a temporary substitute for the purchase of individual stocks that may then be purchased in an orderly fashion.

       In the case of debt securities, each of the Small Cap Portfolio and the Balanced Portfolio may sell futures contracts on debt securities
  ("Debt Futures"), or write a call or purchase a put on a Debt Future, to attempt to protect against the risk that the value of the debt securities held by the Portfolio might decline. The Limited-Term Bond
  Portfolio may sell futures contracts on domestic debt securities
  ("Domestic Debt Futures"), or write a call or purchase a put on a Domestic Debt Future, in the same way. Each of the Small Cap Portfolio and the Balanced Portfolio could purchase a Debt Future, or purchase a call or write a put on a Debt Future, to protect against the risk of an increase in the value of debt securities at a time when the Portfolio is not invested in debt securities to the extent permitted by its investment policies. The Limited-Term Bond Portfolio may purchase a Domestic Debt Future, or purchase a call or write a put on a Domestic
  Debt Future, in the same way. As securities are purchased, corresponding futures or options positions would be terminated.

       Futures strategies also can be used to manage the average duration of a Portfolio's portfolio. If the Manager wishes to shorten the average duration of a Portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option thereon. If the Manager wishes to lengthen the average duration of a Portfolio, the Portfolio may purchase a debt futures contract or a call option thereon, or sell a put option thereon.

       No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial margin" consisting of cash, U.S. Government Securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied.
  Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

       Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

       Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although futures contracts by their terms call for the actual delivery or acquisition of the underlying obligation, in most cases the contractual obligation is fulfilled without having to make or take delivery. The Portfolios do not generally intend to make or take delivery of the underlying obligation. All transactions in futures contracts and options thereon are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. Although the Portfolios
  (other than the Asset Strategy Portfolio) intend to buy and sell futures contracts and options thereon only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. In such event, it may not be possible to close a futures contract or options position.

       Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing the liquidation of unfavorable positions.

       If a Portfolio were unable to liquidate a futures contract or option thereon due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The
  Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

       Risks of Futures Contracts and Options Thereon. Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a Portfolio invests without the large cash investments required for dealing in such markets, they may subject a Portfolio to greater and more volatile risks than might otherwise be the case. The principal risks associated with the use of such instruments are (i) imperfect correlation between movements in the market price of the portfolio investments (held or intended to be purchased) being hedged and in the price of the futures contract or option; (ii) possible lack of a liquid secondary market for closing out futures contracts or options positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market price movements.

       For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Manager will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. See below for additional discussion of correlation as it relates to index futures.

       The ordinary spreads between prices in the cash and futures markets
  (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

       Index Futures. The risk of imperfect correlation between movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged.
  If the price of the index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

       Where index futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

       Limitations on the Use of Futures Contracts and Options Thereon.
  The Portfolios' use of futures is governed by the following guidelines, which can be changed by the Fund's Board of Directors without a shareholder vote.

       Each of the Small Cap Portfolio and Balanced Portfolio may buy and sell Debt Futures, Stock Index Futures, and options on Debt Futures and
  Stock Index Futures.  The Limited-Term Bond Portfolio may buy and sell
  Domestic Debt Futures and options on Domestic Debt Futures. Each of these Portfolios may purchase or sell futures contracts and options thereon for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Manager anticipates it may wish to include in the Portfolio's portfolio. Each of these Portfolios may write options on futures contracts to increase income.

       The Limited-Term Bond Portfolio may purchase futures contracts and options thereon only if no more than 30% of its total assets would be so invested. The value of all futures contracts sold by the Limited-Term
  Bond Portfolio may not exceed the total market value of its portfolio.

       To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This guideline does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts and related options transactions.

       Foreign Currency Hedging Strategies--Special Considerations.
  Certain of the Portfolios may use options and futures contracts on foreign currencies, as described above, and foreign currency forward contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolios' securities are denominated. Such currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

       The Portfolios might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial
  Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

       The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.
  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Portfolios could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

       There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

       Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

       Forward Currency Contracts.  The Asset Strategy Portfolio and the
  International Portfolio may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

       Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S.
  dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

       Each of these Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each of these Portfolios could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche Marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

       The Asset Strategy Portfolio also may use forward currency contracts for "cross-hedging." Under this strategy, the Portfolio would increase its exposure to foreign currencies that the Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency and the Manager believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

          The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.
  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

       As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

       The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

       The International Portfolio does not intend to enter into forward currency contracts on a regular basis.

       Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with respect to overall diversification strategies. However, the Manager believes that it is important to have flexibility to enter into forward currency contracts when it determines that the best interests of a Portfolio may be served.

       Limitations on the Use of Forward Currency Contracts.  The
  International Portfolio may enter into forward currency contracts, provided that it does not thereafter have more than 15% of the value of its assets committed to the consummation of all such forward currency contracts; however, it will not enter into forward currency contracts or maintain a net exposure to such forward currency contracts where the consummation of the forward currency contracts would obligate the International Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. The International Portfolio may hold foreign currency only in connection with forward currency contracts, only up to four business days, as well as in connection with the purchase or sale of foreign securities, but not otherwise. Generally, the International Portfolio will not enter into a Forward Contract with a term greater than one year.

       The Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in forward currency contracts.

       Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For a example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.
  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

       Turnover. A Portfolio's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate in a manner beyond its control. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within a Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put.
  A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

       Swaps, Caps, Collars and Floors. Swap agreements, including caps, collars and floors, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates, or other factors such as security prices or inflation rates.

       Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

       The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high-grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by the Portfolio's custodian that satisfies the requirements of the 1940
  Act. Each Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Manager and the Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions.

       Indexed Securities. Each Portfolio (other than Growth Portfolio) may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

       Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of Asset Strategy Portfolio's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

  Warrants and Rights

       Each Portfolio except the Money Market Portfolio, the Limited-Term
  Bond Portfolio, and the Balanced Portfolio may purchase warrants.  The
  Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the
  Income Portfolio and the Small Cap Portfolio may purchase warrants provided that such purchase will not cause more than 5% of their respective net assets, valued at the lower of cost or market, to be invested in warrants. The Asset Strategy Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Asset Strategy Portfolio's net assets, may be warrants that are not listed on the NYSE or the American Stock
  Exchange. Warrants acquired by the Asset Strategy Portfolio in units or attached to securities are not subject to these restrictions. The
  International Portfolio may purchase warrants and rights to purchase securities, provided that as a result of such purchase not more than 5% of its net assets will consist of warrants, rights or a combination thereof. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities.
  Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights acquired in units or attached to other securities are not considered for purposes of computing the 5% limitation. Certain states may impose a lower percentage limit on investments in warrants and rights.

  When-Issued and Delayed-Delivery Transactions

       Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. Delivery may take place a month or more after the date of the transaction. The purchase or sale price is fixed on the transaction date. A Portfolio will enter into when-issued or delayed-delivery transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The securities so purchased by a Portfolio are subject to market fluctuation. The value of when-issued or delayed-delivery securities may be less or more when delivered than the purchase price paid or received. Typically, no interest accrues to a Portfolio until delivery and payment are completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its net asset value per share. The securities sold by a Portfolio on a delayed-delivery basis are also subject to market fluctuation. Therefore, their value when a Portfolio delivers them may be more than the purchase price the Portfolio receives. When a Portfolio makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Portfolio's net asset value per share.

       Ordinarily, a Portfolio purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered and before it has paid for them (the "settlement date"), a Portfolio may sell the securities for investment reasons. The Portfolio will segregate cash or high-quality debt obligations at least equal in value to the amount it will have to pay on the settlement date; these segregated securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

  Restricted Securities

       The Portfolios may purchase commercial paper that is issued in reliance on the exemption from registration that is afforded by Section
  4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper").
  Section 4(2) paper is subject to legal or contractual restrictions on resale under the federal securities laws. It is generally sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may be determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors. Although there is no assurance that a market will exist for Section 4(2) paper that a Portfolio may own, purchased Section 4(2) paper must meet the credit, maturity and other criteria that apply to other securities in which the Portfolios invest. These restricted securities will be valued in the same manner as other commercial paper held by the Portfolios is valued. See "Net Asset Value."

          The High Income Portfolio, the Growth Portfolio, the Income
  Portfolio and the Asset Strategy Portfolio may also invest in other securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the
  "1933 Act") or are otherwise subject to contractual restrictions on resale. These securities are generally referred to as private placements or restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

       The International Portfolio and the Asset Strategy Portfolio may also purchase foreign restricted securities; provided that the International Portfolio will not purchase restricted securities if as a result of such purchase more than 5% of its total assets would consist of restricted securities. Restricted securities in which the International Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities.

       The Bond Portfolio, the Small Cap Portfolio, the Balanced Portfolio and the Limited-Term Bond Portfolio do not intend to invest in restricted securities.

       Limitations on the resale of such securities may have an adverse effect on their marketability and may prevent a Portfolio from disposing of them promptly at reasonable prices. Restricted securities may be determined to be liquid in accordance with guidelines established by or under the direction of the Fund's Board of Directors. A Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

       The Portfolios do not anticipate adjusting for any diminution in value of these securities on account of their restrictive feature if there is an active market which creates liquidity and if actual market quotations for these restricted securities are available. In the event that there should cease to be an active market for these securities or actual market quotations become unavailable, the securities will be valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

  Certain Other Securities

       The Portfolios (other than the Money Market Portfolio) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

       The Portfolios (other than the Money Market Portfolio) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the "call price" that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock.
  Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

  Illiquid Investments

       A Portfolio (other than the Asset Strategy Portfolio) may not make illiquid investments if thereafter more than 10% of its net assets would consist of such investments. The Asset Strategy Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments. The investments currently considered by the Portfolios to be illiquid include: (i) repurchase agreements not terminable within seven days;
  (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) securities for which market quotations are not readily available; (iv) restricted securities not determined to be liquid pursuant to guidelines established by or under the direction of the Fund's Board of Directors; (v) unlisted purchased options and collateral relating to options written by a Portfolio (see discussion below); (vi) securities involved in swap, cap, collar and floor transactions; (vii) non-government stripped fixed-rate mortgage-backed securities; and (viii) direct debt instruments. Illiquid investments do not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand. Certain
  Portfolios may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  Shares of Investment Companies

       The International Portfolio, Small Cap Portfolio and Balanced
  Portfolio may buy shares of investment companies that do not redeem their shares if it does it in a regular transaction in the open market and then does not have more than 10% of its total assets in these shares; however, these Portfolios do not have any current intent to invest more than 5% of their respective assets in such securities in the foreseeable future. These Portfolios may also buy these shares as part of a merger or consolidation.

          The Asset Strategy Portfolio does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid and if, as a result of such purchase, the Portfolio does not have more than 10% of its total assets invested in such securities, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

       As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

  Investment Restrictions

       The following investment restrictions are fundamental policies of each Portfolio other than the Asset Strategy Portfolio and may not be changed without shareholder approval. A Portfolio (other than the Asset
  Strategy Portfolio) may not:

      (i) Issue senior securities (except that each Portfolio may borrow money as described below);

     (ii) Buy or sell commodities or commodity contracts except that each Portfolio may use options, futures contracts, forward currency contracts and interest rate swaps, caps and floors, and purchase and sell foreign currencies, in the manner described in the Prospectus and SAI;

    (iii) Buy real estate or any nonliquid interests in real estate investment trusts;

     (iv) Make loans, except loans of portfolio securities and except to the extent that investment in debt securities may be deemed to be a loan;

      (v) Invest for the purpose of exercising control or management of other companies;

     (vi) Sell securities short, buy securities on margin or engage in arbitrage transactions;

    (vii) Engage in the underwriting of securities, except insofar as it may be deemed an underwriter in selling shares of a Portfolio and except as it may be deemed such in the sale of restricted securities;

   (viii) Except for the Small Cap Portfolio (see "Borrowing"), borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of a Portfolio's total assets;

     (ix) Pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings;

      (x) Buy a security if, as a result, a Portfolio would own more than 10% of the issuer's voting securities, or if more than five percent of its total assets would be invested in securities of that issuer, or if more than twenty-five percent of its assets would then be invested in securities of companies in any one industry (U.S. Government securities are not included in these restrictions.

       The following are fundamental policies of the Asset Strategy
  Portfolio and may not be changed without shareholder approval.  The
  Asset Strategy Portfolio may not:

       (i) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

      (ii) issue bonds or any other class of securities preferred over shares of the Portfolio in respect of the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of Incorporation;

     (iii) sell securities short, provided that transactions in futures contracts, options and other financial instruments are not deemed to constitute short sales;

      (iv) purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that the Portfolio may make initial and variation margin payments in connection with transactions in futures contracts, options and other financial instruments;

       (v) borrow money, except that the Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings).
            Any borrowings that come to exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays;

      (vi) underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

     (vii) purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

    (viii) invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

      (ix) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling currencies, futures contracts, options, forward currency contracts or other financial instruments);

       (x) make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of the Portfolio's total assets (taken at current value) would be lent to another party; (b) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations; and (c) by engaging in repurchase agreements with respect to portfolio securities; or

      (xi) purchase or retain the securities of an issuer if the officers and directors of the Portfolio and of the Manager owning beneficially more than .5 of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

       In addition to the fundamental policies described above, the Portfolios indicated below have adopted the following investment policies which, unlike the fundamental policies, may be changed without shareholder approval.

       (i) A Portfolio (other than the Asset Strategy Portfolio) may not buy shares of other investment companies which redeem their shares. Certain Portfolios may buy shares of other investment companies which do not redeem their shares as described in the Prospectus and the SAI.

      (ii) A Portfolio may not participate on a joint, or a joint and several, basis in any trading account in any securities; (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with any other Portfolio or with other advisory accounts of the Manager or any of its affiliates to reduce brokerage commissions or otherwise to achieve best execution).

     (iii) The Asset Strategy Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

      (iv) The Asset Strategy Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivision thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. This restriction does not apply to any obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMO's, other mortgage-related securities, asset-backed securities or indexed securities.

       (v) The Asset Strategy Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

  Portfolio Turnover

       A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A
  Portfolio's turnover rate may vary greatly from year to year as well as within a particular year.

       The portfolio turnover rates for the fiscal years ended December
  31, 1994 and December 31, 1993 for each of the Portfolios then in existence were as follows:

                                      1994           1993
                                      ----           ----

  Money Market Portfolio               0.00%          0.00%
  Bond Portfolio                     135.82          68.75
  High Income Portfolio               37.86          54.22
  Growth Portfolio                   277.36         297.81
  Income Portfolio                    23.32          18.38

       The International Portfolio, Small Cap Portfolio, Balanced
  Portfolio and Limited-Term Bond Portfolio began operations April 29,
  1994. These Portfolios cannot accurately predict what their respective portfolio turnover rates will be, but it is anticipated that the annual turnover rate will not exceed 200% for any of these Portfolios, except that Limited-Term Bond Portfolio may have an annual turnover rate in excess of 300%. The Asset Strategy Portfolio began operations in 1995.
  The Asset Strategy Portfolio cannot precisely predict what its portfolio turnover rate will be, but it is anticipated that the annual turnover rate for the common stock portion of its portfolio will not exceed 200% and that the annual turnover rate for the other portion of its portfolio will not exceed 200%.

       The high portfolio turnover rate for the Growth Portfolio was due to the active management of the portfolio and the volatility of the stock market during this period. A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and may generate taxable income or loss. Because short-term securities are generally excluded from computation of the turnover rate, a rate will not be computed for the Money Market Portfolio.

                  INVESTMENT MANAGEMENT AND OTHER SERVICES

  The Management Agreement

       The Fund has an Investment Management Agreement (the "Management
  Agreement") with Waddell & Reed, Inc. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc.
  assigned the Management Agreement and all related investment management duties (and related professional staff) to Waddell & Reed Investment
  Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc.
  Under the Management Agreement, the Manager is employed to supervise the investments of each Portfolio and provide investment advice to each Portfolio. The address of the Manager and Waddell & Reed, Inc. is 6300
  Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217.
  Waddell & Reed, Inc. is the Fund's distributor and underwriter.

       The Management Agreement permits Waddell & Reed, Inc. or an affiliate of Waddell & Reed, Inc. to enter into a separate agreement for accounting services ("Accounting Services Agreement") with the Fund.
  The Management Agreement contains detailed provisions as to the matters to be considered by the Fund's Directors prior to approving any Accounting Services Agreement.

  Accounting Services

          Under the Accounting Services Agreement entered into between the Fund and Waddell & Reed Services Company (the "Agent"), a subsidiary of
  Waddell & Reed, Inc., the Agent provides the Fund with bookkeeping and accounting services and assistance including maintenance of the Fund's records, pricing of the Portfolios' shares, and preparation of prospectuses, proxy statements and certain reports. A new Accounting
  Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

  Torchmark Corporation and United Investors Management Company

       The Manager is a wholly-owned subsidiary of Waddell & Reed, Inc.
  Waddell & Reed, Inc. is a wholly-owned subsidiary of Waddell & Reed
  Financial Services, Inc., a holding company.  Waddell & Reed Financial
  Services, Inc. is a wholly-owned subsidiary of United Investors
  Management Company which in turn is a wholly-owned subsidiary of Torchmark Corporation. Torchmark Corporation is a publicly held company. The address of Torchmark Corporation and United Investors
  Management Company is 2001 Third Avenue South, Birmingham, Alabama
  35233.

       Waddell & Reed, Inc. and its predecessors served as investment manager to the Fund and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund,
  Inc., since 1940 or the company's inception date, whichever was later, until January 8, 1992, when it assigned its duties as investment manager for these funds (and the related professional staff) to the Manager.
  The Manager has also served as investment manager for Waddell & Reed
  Funds, Inc. since its inception in September 1992, Torchmark Government
  Securities Fund, Inc. and Torchmark Insured Tax-Free Fund, Inc. since they each commenced operations in February 1993 and United Asset
  Strategy Fund, Inc. since it began operations in March 1995.  Waddell &
  Reed, Inc. serves as distributor for the Fund and as underwriter for the investment companies in the United Group of Mutual Funds and Waddell &
  Reed Funds, Inc.

  Payments by the Fund for Management and Accounting Services

       Under the Management Agreement, for the Manager's management services, the Fund pays the Manager a fee as described in the Prospectus. Prior to the above-described assignment from Waddell &
  Reed, Inc. to Waddell & Reed Investment Management Company, all fees were paid to Waddell & Reed, Inc. The management fees paid to the investment manager, during the fiscal years ended December 31, 1994, 1993 and 1992, for each Portfolio then in existence were as follows:

                             Periods ended December 31,**
                             ----------------------------
                                 1994      1993      1992
                                 ----      ----      ----

  Bond Portfolio             $424,370  $357,307  $208,351
  High Income Portfolio      $494,237   367,396   221,169
  Growth Portfolio         $1,813,171 1,179,870   650,038
  Money Market Portfolio     $116,644   122,205   108,092
  Income Portfolio         $1,374,533   747,849   268,089
  International Portfolio*    $63,291
  Small Cap Portfolio*        $36,355
  Balanced Portfolio*         $15,489
  Limited-Term Bond Portfolio* $4,712

      *Began operations April 29, 1994.
     **The Asset Strategy Portfolio began operations in 1995.

       The Fund accrues and pays this fee daily.

       Under the Accounting Services Agreement, the Fund pays Waddell &
  Reed Services Company a fee for accounting services as described in the Prospectus. Fees paid to the Agent for the fiscal years ended December
  31, 1994, 1993 and 1992 for each Portfolio then in existence were as follows:

                             Periods ended December 31,**
                             ----------------------------
                                 1994      1993      1992
                                 ----      ----      ----

  Bond Portfolio              $30,000   $30,000   $20,000
  High Income Portfolio        30,000    26,667    20,000
  Growth Portfolio             50,000    40,833    32,500
  Money Market Portfolio       10,833    12,500    10,000
  Income Portfolio             44,167    35,833    19,167
  International Portfolio*      3,333
  Small Cap Portfolio*          1,667
  Balanced Portfolio*             ---
  Limited-Term Bond Portfolio*    ---

      *Began operations April 29, 1994.
     **The Asset Strategy Portfolio began operations in 1995.

       Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, the Manager and Waddell & Reed Services Company, respectively, pay all of their own expenses in providing these services. Waddell & Reed, Inc.
  and affiliates pay the Fund's Directors and officers who are affiliated with the Manager and Waddell & Reed, Inc. The Fund pays the fees and expenses of the Fund's other Directors. The Fund pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

  Custodial and Auditing Services

          The Custodian for each Portfolio is UMB Bank, n.a., Kansas City,
  Missouri. In general, the Custodian is responsible for holding the Portfolios' cash and securities. If a Portfolio's assets are held in foreign countries, the Portfolio will comply with Rule 17f-5 of the 1940
  Act. Price Waterhouse LLP, Kansas City, Missouri, the Fund's independent accountants, audits the Fund's financial statements.

                               NET ASSET VALUE

       The net asset value of one of the shares of a Portfolio is the value of the Portfolio's assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115. If it had a liability of $5, the net asset value would be $110 ($115 minus $5). If it had 11 shares outstanding, the net asset value of one share would be $10 ($110 divided by 11).

       The net asset value per share of each Portfolio is computed on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded. The NYSE ordinarily closes at 4:00 P.M. Eastern time. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
  Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days.

          Under Rule 2a-7, the Money Market Portfolio uses the "amortized cost method" for valuing its portfolio securities provided it meets certain conditions. The conditions imposed under Rule 2a-7 relating to the Portfolio's investments include the following: (i) the Portfolio must not maintain a dollar-weighted average portfolio maturity in excess of 90 days; (ii) it must limit its investments, including repurchase agreements, to those instruments which are denominated in U.S. dollars and which the Fund's Board of Directors determines present minimal credit risks and which are rated in one of the two highest rating categories by the requisite NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors; (iii) it must limit its investments in the securities of any one issuer
  (except U.S. Government Securities) to no more than 5% of its assets;
  (iv) it must limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 5% of its assets; (v) it must limit its investments in the securities of any one issuer which are rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000; and
  (vi) it must limit its investments to securities with a remaining maturity of not more than thirteen months. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

       While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio's shares would receive less investment income. The converse would apply in a period of rising interest rates.

          Under Rule 2a-7, the Fund's Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio's net asset value calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

       For the purpose of determining whether there is any deviation between the value of the Portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

          Under Rule 2a-7, if the extent of any deviation between the net asset value per share based upon available market quotations and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated.
  When the Board believes that the extent of any deviation may result in material dilution or other unfair results, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

       The portfolio securities of the Portfolios (other than the Money
  Market Portfolio) that are listed or traded on U.S. or foreign stock exchanges are valued at the last sales price on that day or, lacking any sales on such day, at the mean of the last bid and asked prices available. In cases where securities or other instruments are traded on more than one exchange, such securities or other instruments generally are valued on the exchange designated by the Manager (under procedures established by and under the general supervision and responsibility of the Board of Directors) as the primary market. Securities traded in the OTC market and included in the National Association of Securities
  Dealers Automated Quotation System ("Nasdaq") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities and instruments are valued at the mean of the closing bid and asked prices.

       Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities held by the Portfolios (other than the Money Market Portfolio) are valued at amortized cost. When market quotations for options and futures positions and non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations.
  Market quotations generally will not be available for options traded in the OTC market. Warrants and rights to purchase securities are valued at market value. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

       When a Portfolio writes a call or a put option, an amount equal to the premium received is included in that Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is "marked-to-market" to reflect the current market value of the option. If an option a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Portfolio received. If an option written by a Portfolio expires, it has a gain in the amount of the premium; if it enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

       All securities and other assets quoted in foreign currency and forward currency contracts are valued weekly in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Portfolio's Custodian. Foreign currency exchange rates are generally determined prior to the close of the NYSE.
  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

       Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of Directors. They are accounted for in the same manner as exchange-listed puts.

                          PURCHASES AND REDEMPTIONS

       The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share. No sales charge is paid by the Participating Insurance Company for purchase of shares. Redemptions will be made at the net asset value per share of the Portfolio. Payment is generally made within seven days after receipt of a proper request to redeem. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (ii) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Fund; or (iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Fund's Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.

       Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners. The Fund need not accept any purchase order and it may discontinue offering the shares of any Portfolio.

                         SHAREHOLDER COMMUNICATIONS

       Policyowners will receive from the Participating Insurance
  Companies financial statements of the Fund as required under the 1940
  Act. Each report shows the investments owned by the Portfolio and the market values thereof and provides other information about the Fund and its operations.

                                    TAXES

  General

       Shares of the Portfolios are offered only to insurance company separate accounts that fund variable annuity contracts ("Contracts").
  See the applicable Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Contract holders.

          Each Portfolio is treated as a separate corporation for Federal income tax purposes. In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal
  Revenue Code of 1986, as amended (the "Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for each Portfolio other than the Money Market Portfolio, net gains from certain foreign currency transactions) and must meet several additional requirements.
  With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income
  Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or futures, foreign currencies or forward currency contracts that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government
  Securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed
  5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities
  (other than U.S. Government Securities or the securities of other RICs) of any one issuer.

       As noted in the Prospectus, each Portfolio must, and intends to, comply or continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.
  These requirements, which are in addition to the diversification requirements mentioned in (3) and (4) above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities and political subdivisions all are considered the same issuer.

  Income from Foreign Securities

       Dividends and interest received by a Portfolio (other than the Limited-Term Bond Portfolio) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

  Foreign Currency Gains and Losses

       For each Portfolio (other than the Money Market Portfolio and
  Limited-Term Bond Portfolio), gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. Gains or losses from these transactions, referred to in the Code as "section 988 transactions," may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders.

  Income from Options, Futures Contracts and Currencies

       The use of hedging strategies, such as writing (selling) and purchasing options and futures in a designated hedging transaction and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward currency contracts derived by a Portfolio with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement.
  However, income from the disposition of options and futures, and income from the disposition of foreign currencies and forward currency contracts that are not directly related to a Portfolio's principal business of investing in securities (or options and futures with respect to securities), will be subject to the Short-Short Limitation if they are held for less than three months.

       If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation.
  Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each
  Portfolio authorized to engage in hedging transactions intends that, when it does so engage, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of each such Portfolio's hedging transactions. To the extent this treatment is not available, such a Portfolio may be forced to defer the closing out of certain options, futures and forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify or continue to qualify as a RIC.

       Any income a Portfolio earns from writing options is taxed as short-term capital gains. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by a Portfolio expires without being exercised, the premium it receives also will be a short-term gain. If such an option is exercised and thus the Portfolio sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gains or losses on the sale. A Portfolio will not write so many options that it could fail to continue to qualify as a RIC.

       Certain options and futures in which a Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply, are "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and for other purposes.

       Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

  Zero Coupon and Payment-in-Kind Securities

       As the holder of zero coupon or other securities issued with original issue discount, a Portfolio must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Similarly, a Portfolio must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, in order to satisfy the distribution requirement described above and to avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or options or futures, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

       The foregoing is only a general summary of some of the important
  Federal income tax considerations generally affecting the Portfolios.
  No attempt is made to present a complete explanation of the Federal tax treatment of their activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult with their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Portfolios and to dividends and other distributions therefrom.

                         DIVIDENDS AND DISTRIBUTIONS

       It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market
  Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio. The Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio, plus or minus realized gains or losses on portfolio securities, less the Portfolio's expenses.

       Dividends on the Money Market Portfolio are declared and reinvested daily in additional full and fractional shares. Dividends from investment income of the Growth Portfolio, the Bond Portfolio, the High
  Income Portfolio, the Income Portfolio, the International Portfolio, the
  Small Cap Portfolio, the Balanced Portfolio, the Limited-Term Bond
  Portfolio and the Asset Strategy Portfolio will usually be declared, paid and reinvested annually in December in additional full and fractional shares of the respective Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and on shares the day they are redeemed. Under the amortized cost procedures which pertain to the Money Market Portfolio in certain circumstances dividends of the Money Market Portfolio might be eliminated or reduced.

       All net realized long-term or short-term capital gains of the Portfolios, if any, other than short-term capital gains of the Money
  Market Portfolio, are declared and distributed annually in December to the shareholders of the Portfolios to which such gains are attributable.

                    PORTFOLIO TRANSACTIONS AND BROKERAGE

       One of the duties undertaken by the Manager in the Management
  Agreement is the purchase and sale of securities for the Portfolios.
  Purchases and sales of securities for the Money Market Portfolio and of securities for the other Portfolios, other than those for which an exchange is the primary market, are generally done with underwriters, dealers acting as principals ("dealers") or directly with issuers.
  Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked prices. If the execution and price offered by more than one dealer are equal, the order may be allocated to a dealer which has provided research advice, quotations on portfolio securities or other services. Brokerage commissions are paid on such transactions only if it appears likely that a better price or execution can be obtained.

       To effect the portfolio transactions of each Portfolio in securities traded on an exchange, the Manager is authorized to engage broker-dealers ("brokers") which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to achieve
  "best execution" (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others ("brokerage services") considered by the Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which the Manager or its affiliates has investment discretion.

       Brokerage services are, in general, defined by reference to Section
  28(e) of the Securities Exchange Act of 1934 as including (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers,
  (ii) furnishing analyses and reports, or (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). "Investment discretion" is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

       The commissions paid to brokers that provide such brokerage services may be higher than another qualified broker would charge if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Manager or its affiliates.

       The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Manager or its affiliates and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by the Manager.

       Such investment research, which may be supplied by a third party at the instance of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager; serves to make available additional views for consideration and comparisons; and enables the Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

       The individual who manages a Portfolio may manage other advisory accounts with similar investment objectives. It can be anticipated that the Manager will frequently place concurrent orders for all or most accounts for which the Manager has responsibility. Combining purchases and sales in that manner may result in a lower negotiated commission being paid for the transaction. However, large transactions could affect the price of the securities by driving the price up in the case of a purchase by the accounts or driving the price down in the case of a sale.

       The table below sets forth the brokerage commissions paid during the fiscal years ended December 31, 1994, 1993 and 1992:

                                  Periods ended December 31,**
                               -------------------------------
                                 1994         1993        1992
                                 ----         ----        ----
  Bond Portfolio           $      ---   $      ---    $    ---
  High Income Portfolio         1,268        1,580         ---
  Growth Portfolio          1,567,746    1,163,320     433,732
  Money Market Portfolio          ---          ---         ---
  Income Portfolio            199,012      150,525      70,663
  International Portfolio*     49,880
  Small Cap Portfolio*          3,450
  Balanced Portfolio*           6,437
  Limited-Term Bond Portfolio*    ---
                           ----------     --------    --------
                           $1,827,793   $1,315,425    $504,395
                           ==========   ==========    ========

      *Began operations April 29, 1994.
     **The Asset Strategy Portfolio began operations in 1995.

       The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 1994. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                      Amount of      Brokerage
                                 Transactions**    Commissions
                                   ------------    -----------
  Bond Portfolio                   $        ---     $      ---
  High Income Portfolio                 378,965          1,220
  Growth Portfolio                  795,585,108      1,210,170
  Money Market Portfolio                    ---            ---
  Income Portfolio                  101,528,224        162,569
  International Portfolio*            9,766,844         31,002
  Small Cap Portfolio*                  386,396            660
  Balanced Portfolio*                   676,809          1,401
  Limited-Term Bond Portfolio*              ---            ---
                                   ------------     ----------
                                   $908,322,346     $1,407,022
                                   ============     ==========

      *Began operations April 29, 1994.
     **The Asset Strategy Portfolio began operations in 1995.

                           DIRECTORS AND OFFICERS

          The day-to-day affairs of the Fund are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors.

       The principal occupation of each Director and officer during at least the past five years is given below. Each of the persons listed through and including Mr. Wright is a member of the Fund's Board of Directors. The other persons are officers but not Board members. For purposes of this section, the term "Fund Complex" includes the Fund, each of the funds in the United Group of Mutual Funds, Waddell & Reed
  Funds, Inc., Torchmark Government Securities Fund, Inc. and Torchmark
  Insured Tax-Free Fund, Inc.

       Each of the Fund's Directors is also a Director of each of the funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex.

     RONALD K. RICHEY*
  2001 Third Avenue South
  Birmingham, Alabama 35233
       Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors of Waddell & Reed Financial Services, Inc., United Investors Management
  Company and United Investors Life Insurance Company; Chairman of the
  Board of Directors and Chief Executive Officer of Torchmark Corporation;
  Chairman of the Board of Directors of Vesta Insurance Group, Inc., formerly, Chairman of the Board of Directors of Waddell & Reed, Inc.
  Father of Linda Graves, Director of the Fund and each of the other funds in the Fund Complex.

  KEITH A. TUCKER*
       President of the Fund and each of the other funds in the Fund
  Complex; President, Chief Executive Officer and Director of Waddell &
  Reed Financial Services, Inc.; Chairman of the Board of Directors of
  WRIMCO, Waddell & Reed, Inc., Waddell & Reed Services Company, Waddell &
  Reed Asset Management Company and Torchmark Distributors, Inc., an affiliate of Waddell & Reed, Inc.; Vice Chairman of the Board of
  Directors, Chief Executive Officer and President of United Investors
  Management Company; Vice Chairman of the Board of Directors of Torchmark
  Corporation; Director of Southwestern Life Corporation; formerly, partner in Trivest, a private investment concern; formerly, Director of Atlantis Group, Inc., a diversified company.

  HENRY L. BELLMON
  Route 1
  P. O. Box 26
  Red Rock, Oklahoma  74651
       Rancher; Professor, Oklahoma State University; formerly, Governor of Oklahoma; prior to his current service as Director of the funds in the United Group, TMK/United Funds, Inc., Waddell & Reed Funds, Inc.,
  Torchmark Government Securities Fund, Inc. and Torchmark Insured Tax-
  Free Fund, Inc., he served in such capacity for the funds in the United
  Group and TMK/United Funds, Inc.

  DODDS I. BUCHANAN
  905 13th Street
  Boulder, Colorado  80302
       Advisory Director, The Hand Companies; President, Buchanan Ranch
  Corp.; formerly, Senior Vice President and Director of Marketing
  Services, The Meyer Group of Management Consultants; formerly, Chairman,
  Department of Marketing, Transportation and Tourism, University of
  Colorado; formerly, Professor of Marketing, College of Business,
  University of Colorado.

  JAY B. DILLINGHAM
  926 Livestock Exchange Building
  Kansas City, Missouri  64102
       Formerly, President and Director of Kansas City Stock Yards
  Company; formerly, Partner in Dillingham Farms, a farming operation.

  LINDA GRAVES*
  1 South West Cedar Crest Road
  Topeka, Kansas 66606
       First Lady of Kansas; formerly, partner, Levy and Craig, P.C., a law firm. Daughter of Ronald K. Richey, Chairman of the Board of the Fund and each of the other funds in the Fund Complex.

  JOHN F. HAYES*
  335 N. Washington
  Suite 260
  Hutchinson, Kansas  67504-2977
       Director of Central Bank and Trust; formerly, President of
  Gilliland & Hayes, P.A., a law firm.

  GLENDON E. JOHNSON
  7300 Corporate Center Drive
  P. O. Box 020270
  Miami, Florida  33126-1208
       Director and Chief Executive Officer of John Alden Financial
  Corporation and subsidiaries.

  JAMES B. JUDD
  No. 1 Ward Parkway
  Suite 138
  Kansas City, Missouri 64112
       Retired; formerly, partner, KPMG Peat Marwick. A petition relating to Mr. Judd's property was filed under the Federal bankruptcy laws and is now final.

  WILLIAM T. MORGAN*
  1799 Westridge Road
  Los Angeles, California 90049
       Retired; formerly, Chairman of the Board of Directors and President of the Fund and each fund in the Fund Complex then in existence (Mr.
  Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993);
  formerly, President, Director and Chief Executive Officer of WRIMCO and
  Waddell & Reed, Inc.; formerly, Chairman of the Board of Directors of
  Waddell & Reed Services Company; formerly, Director of Waddell & Reed
  Asset Management Company, United Investors Management Company and United
  Investors Life Insurance Company, affiliates of Waddell & Reed, Inc.

  DOYLE PATTERSON
  1030 West 56th Street
  Kansas City, Missouri  64113
       Associated with Republic Real Estate, engaged in real estate management and investment; formerly, Director of The Vendo Company, a manufacturer and distributor of vending machines.

  ELEANOR B. SCHWARTZ
  5100 Rockhill Road
  Kansas City, Missouri 64110
       Chancellor, University of Missouri-Kansas City; formerly, Interim
  Chancellor, University of Missouri-Kansas City; formerly, Vice
  Chancellor for Academic Affairs, University of Missouri-Kansas City.

  FREDERICK VOGEL III
  1805 West Bradley Road
  Milwaukee, Wisconsin  53217
       Retired.

  PAUL S. WISE
  P. O. Box 5248
  8648 Silver Saddle Drive
  Carefree, Arizona  85377
       Director of Potash Corporation of Saskatchewan.

  LESLIE S. WRIGHT
  2302 Brookshire Place
  Birmingham, Alabama  35213
       Chancellor of Samford University; formerly, Director of City
  Federal Savings and Loan Association; formerly, President of Samford
  University.

  Robert L. Hechler
       Vice President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Vice President, Chief
  Operations Officer, Director and Treasurer of Waddell & Reed Financial
  Services, Inc.; Executive Vice President, Principal Financial Officer,
  Director and Treasurer of WRIMCO; President, Chief Executive Officer,
  Principal Financial Officer, Director and Treasurer of Waddell & Reed,
  Inc.; Director and Treasurer of Waddell & Reed Asset Management Company;
  President, Director and Treasurer of Waddell & Reed Services Company;
  Vice President, Treasurer and Director of Torchmark Distributors, Inc.

  Henry J. Herrmann
       Vice President of the Fund and each of the other funds in the Fund
  Complex; Vice President, Chief Investment Officer and Director of
  Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed,
  Inc.; President, Chief Executive Officer, Chief Investment Officer and
  Director of WRIMCO and Waddell & Reed Asset Management Company; Senior
  Vice President and Chief Investment Officer of United Investors
  Management Company.

  Theodore W. Howard
       Vice President, Treasurer and Principal Accounting Officer of the
  Fund and each of the other funds in the Fund Complex; Vice President of Waddell & Reed Services Company.

  Sharon K. Pappas
       Vice President, Secretary and General Counsel of the Fund and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial Services, Inc.; Senior Vice
  President, Secretary and General Counsel of WRIMCO and Waddell & Reed,
  Inc.; Director, Senior Vice President, Secretary and General Counsel of
  Waddell & Reed Services Company; Director, Secretary and General Counsel of Waddell & Reed Asset Management Company; Vice President, Secretary and General Counsel of Torchmark Distributors, Inc.; formerly, Assistant
  General Counsel of WRIMCO, Waddell & Reed Financial Services, Inc.,
  Waddell & Reed, Inc., Waddell & Reed Asset Management Company and
  Waddell & Reed Services Company.

  James C. Cusser
       Vice President of the Fund and two other funds in the Fund Complex;
  Vice President of the Manager; formerly, Vice President of Kidder
  Peabody & Company.

  Antonio Intagliata
       Vice President of the Fund and one other fund in the Fund Complex;
  Senior Vice President of the Manager; formerly, Senior Vice President of
  Waddell & Reed, Inc.

  Richard K. Poettgen
       Vice President of the Fund and one other fund in the Fund Complex;
  Vice President of the Manager; formerly, Vice President of Waddell &
  Reed, Inc.

  Cynthia P. Prince-Fox
       Vice President of the Fund and one other fund in the Fund Complex;
  Vice President of the Manager; Vice President of Waddell & Reed Asset
  Management Company; employee of Waddell & Reed, Inc.

  Louise D. Rieke
       Vice President of the Fund and two other funds in the Fund Complex;
  Vice President of the Manager; Vice President of Waddell & Reed Asset
  Management Company; formerly, Vice President of Waddell & Reed, Inc.

  Mark G. Seferovich
       Vice President of the Fund and two other funds in the Fund Complex;
  Vice President of the Manager; formerly, a fund manager with Securities
  Management Company, a brokerage firm; formerly, Vice President of Waddell & Reed, Inc.

  W. Patrick Sterner
       Vice President of the Fund and one other fund in the Fund Complex;
  Vice President of the Manager; Vice President of Waddell & Reed Asset
  Management Company; formerly, Chief Investment Officer of the Merchants
  Bank.

  Carl E. Sturgeon
       Vice President of the Fund and eleven other funds in the Fund
  Complex; Vice President of the Manager; formerly, Vice President of
  Waddell & Reed, Inc.

  Russell E. Thompson
       Vice President of the Fund and two other funds in the Fund Complex;
  Senior Vice President of the Manager; Vice President of Waddell and Reed
  Asset Management Company; formerly, Senior Vice President of Waddell &
  Reed, Inc.

     James D. Wineland
       Vice President of the Fund and three other funds in the Fund
  Complex; Vice President of the Manager; formerly, Vice President of
  Waddell & Reed, Inc.

  Mark L. Yockey
       Vice President of the Fund and one other fund in the Fund Complex;
  Vice President of the Manager.

       The address of each person is 6300 Lamar Avenue, P. O. Box 29217,
  Shawnee Mission, Kansas 66201-9217 unless a different address is given.

          As of the date of this SAI, five of the Funds' Directors may be deemed to be "interested persons" as defined in the 1940 Act of the Manager and Waddell & Reed, Inc. The Directors who may be deemed to be "interested persons" are indicated as such by an asterisk.

       The Board has created an honorary position of Director Emeritus, which position a Director may elect after resignation from the Board provided the Director has attained the age of 75 and has served as a Director of the Funds for a total of at least five years. A Director
  Emeritus receives fees in recognition of his past services whether or not services are rendered in his capacity as Director Emeritus, but has no authority or responsibility with respect to management of the Fund.
  Currently, no person serves as Director Emeritus.

          The Fund, the Funds in the United Group of Mutual Funds and
  Waddell & Reed Funds, Inc. pay to each Director $40,000 per year, plus
  $1,000 for each meeting of the Board of Directors attended (prior to January 1, 1995 each Director received $500 for each meeting of the Board of Directors attended) and $500 for each committee meeting attended which is not in conjunction with a Board of Directors meeting, other than Directors who are affiliates of Waddell & Reed, Inc. The fees are divided among the Portfolios, the funds in the United Group and the series of Waddell & Reed Funds, Inc. based on their relative net asset size. During the Fund's fiscal year ended December 31, 1994, the Fund's Directors received the following fees for service as a director:

                             COMPENSATION TABLE

                                            Pension
                                         or Retirement      Total
                            Aggregate      Benefits     Compensation
                          Compensation    Accrued As      From Fund
                              From       Part of Fund     and Fund
  Director                    Fund         Expenses        Complex
  --------                ------------  --------------  ------------
  Ronald K. Richey          $     0             $0        $     0
  Keith A Tucker                  0              0              0
  Henry L. Bellmon            2,140              0         43,000
  Dodds I. Buchanan           2,140              0         43,000
  Jay B. Dillingham           2,140              0         43,000
  John F. Hayes               2,140              0         43,000
  Glendon E. Johnson          2,140              0         43,000
  William T. Morgan           1,653              0         32,000
  Doyle Patterson             2,140              0         43,000
  Frederick Vogel III         2,140              0         43,000
  Paul S. Wise                2,118              0         42,500
  Leslie S. Wright            2,063              0         41,500

       Ms. Graves, Ms. Schwartz and Mr. Judd were elected as Directors on
  July 12, 1995. The officers are paid by the Manager or its affiliates.

                              OTHER INFORMATION

  Capital Stock

       The Fund was incorporated in Maryland on December 2, 1986. Capital stock is currently divided into the following classes which are a type of class designated a "series" as that term is defined in the Articles of Incorporation of the Fund: the Money Market Portfolio, the Bond
  Portfolio, the High Income Portfolio, the Growth Portfolio, the Income
  Portfolio, the International Portfolio, the Small Cap Portfolio, the
  Balanced Portfolio, and the Limited-Term Bond Portfolio and the Asset
  Strategy Portfolio.

       The balance of shares authorized but not divided into classes may be issued to an existing Portfolio, or to new series having the number of shares and descriptions, powers, and rights, and the qualifications, limitations, and restrictions as the Board of Directors may determine.
  The Board of Directors may also change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

       Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.


  Voting Rights

       All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one
  Portfolio, only shares of the respective Portfolio are entitled to vote.
  The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

       Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment
  Management Agreement) will be voted on separately by each Portfolio.
  Matters affecting only one Portfolio, such as a change in its fundamental policies, will be voted on separately by the Portfolio.

       Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Series; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

       The phrase "a majority of the outstanding voting securities" of a series (or of a Fund) means the vote of the lesser of: (1) 67% of the shares of a series (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a series (or a Fund).

       To the extent required by law, Policyholders are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance
  Companies will vote the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS
  Banks and Savings and Loans - 3.54%
    Bank of Boston Corporation ..............   100,000$  2,587,500
    City National Corporation ...............   100,000   1,062,500
    First Chicago Corporation ...............    60,000   2,865,000
    Grupo Financiero Bancomer, S.A. de
     C.V., C (A) ............................ 1,000,000     550,000
    Midlantic Corporation ...................    75,000   1,992,150
    Roosevelt Financial Group, Inc. .........    50,000     746,850
     Total  .................................             9,804,000

  Biotechnology and Medical Services - 0.59%
    Centocor, Inc.* .........................   100,000   1,631,200

  Building - 0.52%
    United Dominion Realty Trust, Inc. ......   100,000   1,437,500

  Chemicals Major - 3.24%
    Air Products & Chemicals, Inc. ..........    75,000   3,346,875
    du Pont (E.I.) de Nemours and Company ...   100,000   5,625,000
     Total  .................................             8,971,875

  Computers and Office Equipment - 5.99%
    Cerner Corporation* .....................    18,200     805,350
    Compuware Corporation* ..................   100,000   3,587,500
    General Motors Corporation, Class E .....    90,000   3,465,000
    HBO & Company ...........................    50,000   1,718,750
    Informix Corporation* ...................   100,000   3,206,200
    International Business Machines
     Corporation  ...........................    40,000   2,940,000
    Parametric Technology Corporation*.......    25,000     859,375
     Total  .................................            16,582,175

  Domestic Oil - 0.28%
    Seagull Energy Corporation* .............    40,000     765,000

  Drugs and Hospital Supply - 4.96%
    Abbott Laboratories .....................   150,000   4,893,750
    Baxter International Inc. ...............   100,000   2,825,000
    Schering-Plough Corporation .............    50,000   3,700,000
    Warner-Lambert Company ..................    30,000   2,310,000
     Total  .................................            13,728,750

  Electrical Equipment - 5.30%
    Emerson Electric Co. ....................   100,000   6,250,000
    General Electric Company ................   165,000   8,415,000
     Total  .................................            14,665,000


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Electronics - 5.31%
    cisco Systems, Inc.* ....................    85,000$  2,980,270
    Hewlett-Packard Company .................    50,000   4,993,750
    Level One Communications, Incorporated* .    50,000     762,500
    Micron Technology, Inc. .................    50,000   2,206,250
    Texas Instruments Incorporated ..........    50,000   3,743,750
     Total  .................................            14,686,520

  Financial - 1.01%
    American Express Company ................    75,000   2,212,500
    Grupo Financiero Banamex Accival, S.A.
     de C.V., C (A)  ........................   200,000     576,000
     Total  .................................             2,788,500

  Food and Related - 2.96%
    CPC International Inc. ..................    60,000   3,195,000
    Pet Incorporated ........................   125,000   2,468,750
    Sara Lee Corporation ....................   100,000   2,525,000
     Total  .................................             8,188,750

  Hospital Management - 6.20%
    American Medical Holdings, Inc.*  .......   100,000   2,412,500
    Columbia/HCA Healthcare Corporation .....   150,000   5,475,000
    National Medical Enterprises, Inc.* .....   300,000   4,237,500
    Sierra Health Services, Inc.* ...........    73,600   2,327,600
    United HealthCare Corporation ...........    60,000   2,707,500
     Total  .................................            17,160,100

  Insurance - 6.40%
    American General Corporation ............   150,000   4,237,500
    American Re Corporation* ................    75,000   2,418,750
    First Colony Corporation ................   100,000   2,237,500
    NWNL Companies, Inc. (The) ..............    50,000   1,450,000
    National Re Corporation .................    45,900   1,204,875
    PartnerRe Holding, Ltd. .................   100,000   2,075,000
    Presidential Life Corporation ...........   100,000     518,700
    TIG Holdings, Inc. ......................   125,000   2,343,750
    USLIFE Corporation ......................    35,000   1,220,625
     Total  .................................            17,706,700

  Leisure Time - 3.42%
    Comcast Corporation, Class A ............   150,000   2,353,050
    Tele-Communications, Inc., Class A* .....   125,000   2,726,500
    Time Warner Incorporated ................   125,000   4,390,625
     Total  .................................             9,470,175

  Machinery - 0.40%
    Ingersoll-Rand Company ..................    35,000   1,102,500


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Metals and Mining - 1.12%
    Phelps Dodge Corporation ................    50,000$  3,093,750

  Multi-Industry - 2.40%
    ITT Corporation .........................    75,000   6,646,875

  Public Utilities - Electric - 3.49%
    Peco Energy Company .....................   100,000   2,450,000
    Unicom Corporation ......................   300,000   7,200,000
     Total  .................................             9,650,000

  Railroads - 4.99%
    Chicago and North Western Transportation
     Company*  ..............................   100,000   1,925,000
    Kansas City Southern Industries, Inc. ...    76,000   2,346,500
    Norfolk Southern Corporation ............    75,000   4,546,875
    Southern Pacific Rail Corporation* ......   125,000   2,265,625
    Union Pacific Corporation ...............    60,000   2,737,500
     Total  .................................            13,821,500

  Retailing - 0.85%
    Charming Shoppes Inc. ...................   100,000     656,200
    Family Dollar Stores, Inc. ..............   135,000   1,687,500
     Total  .................................             2,343,700

  Steel - 1.16%
    National Steel Corporation, Class B* ....   100,000   1,450,000
    USX Corporation - U.S. Steel Group ......    50,000   1,775,000
     Total  .................................             3,225,000

  Telecommunications - 8.49%
    AT&T Corporation ........................   150,000   7,537,500
    LDDS Communications, Inc.* ..............    40,000     780,000
    MCI Communications Corporation ..........   200,000   3,687,400
    Motorola, Inc. ..........................    50,000   2,893,750
    Ortel Corporation* ......................   117,000   3,071,250
    Sprint Corporation ......................    50,000   1,381,250
    Telefonaktiebolaget LM Ericsson,
     ADR, Class B  ..........................    75,000   4,143,750
     Total  .................................            23,494,900

  TOTAL COMMON STOCKS - 72.62%                         $200,964,470
    (Cost: $210,483,893)

  PREFERRED STOCKS
  Hospital Management - 0.76%
    National Health Investors,
     Convertible  ...........................    90,000   2,103,750

  Telecommunications - 0.81%
    Nokia Corporation* ......................    30,000   2,250,000


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  TOTAL PREFERRED STOCKS - 1.57%                       $  4,353,750
    (Cost: $4,451,929)

  SHORT-TERM SECURITIES
  Banks and Savings and Loans - 2.86%
    ANZ (Delaware) Inc.,
     6.02%, 1-4-95  .........................   $ 7,000   6,996,488
    U.S. Bancorp,
     Master Note  ...........................       918     918,000
     Total  .................................             7,914,488

  Chemicals Specialty and Miscellaneous
    Technology - 3.65%
    Minnesota Mining and Manufacturing
     Company,
     5.8%, 1-6-95  ..........................    10,105  10,096,860

  Computers and Office Equipment - 1.80%
    Honeywell Inc.,
     6.05%, 1-19-95  ........................     5,000   4,984,875

  Consumer Electronics and Appliances - 1.74%
    TDK (USA) Corp.,
     6.03%, 1-20-95  ........................     4,835   4,819,612

  Drugs and Hospital Supply - 1.65%
    Baxter International Inc.,
     6.2%, 1-31-95  .........................     4,600   4,576,233

  Financial - 1.99%
    Textron Financial Corp.,
     6.25%, 1-12-95  ........................     2,800   2,794,653
    USAA Capital Corp.,
     5.95%, 1-19-95  ........................     2,715   2,706,923
     Total  .................................             5,501,576

  Food and Related - 2.91%
    ConAgra, Inc.,
     6.0%, 1-11-95  .........................     2,495   2,490,842
    General Mills, Inc.,
     Master Note  ...........................       855     855,000
    Heinz (H.J.) Company,
     5.9%, 1-23-95  .........................     4,200   4,184,857
    Sara Lee Corporation,
     Master Note ............................       531     531,392
     Total  .................................             8,062,091


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES (Continued)
  Paper - 1.14%
    Champion International Corporation,
     6.15%, 1-9-95  .........................   $ 3,145$  3,140,702

  Public Utilities - Electric - 5.29%
    PS Colorado Credit Corp.,
     6.18%, 1-13-95  ........................     3,250   3,243,305
    Pacificorp,
     6.05%, 1-13-95  ........................     2,000   1,995,967
    Potomac Electric Power Co.,
     6.03%, 1-13-95  ........................     3,395   3,388,176
    Western Resources Inc.,
     6.18%, 1-6-95  .........................     6,000   5,994,850
     Total  .................................            14,622,298

  Public Utilities - Gas - 1.39%
    Bay State Gas Co.,
     5.98%, 1-13-95  ........................     3,850   3,842,326

  Public Utilities - Pipeline - 1.42%
    Enron Corp.,
     6.0%, 1-31-95  .........................     3,950   3,930,250

  TOTAL SHORT-TERM SECURITIES - 25.84%                 $ 71,491,311
    (Cost: $71,491,311)

  TOTAL INVESTMENT SECURITIES - 100.03%                $276,809,531
    (Cost: $286,427,133)

  LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)       (72,896)

  NET ASSETS - 100.00%                                 $276,736,635


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS
  Aerospace - 0.96%
    Boeing Company (The) ....................    24,500$  1,145,375
    Sundstrand Corporation ..................    21,000     955,500
     Total  .................................             2,100,875

  Airlines - 1.51%
    AMR Corporation* ........................    28,000   1,491,000
    Southwest Airlines Co. ..................   108,000   1,809,000
     Total  .................................             3,300,000

  Automotive - 6.73%
    Chrysler Corporation ....................    75,500   3,699,500
    Daimler-Benz AG, ADS ....................    10,460     515,155
    Dana Corporation ........................    53,000   1,238,875
    Eaton Corporation .......................    35,000   1,732,500
    Ford Motor Company ......................   130,500   3,654,000
    General Motors Corporation ..............    69,500   2,936,375
    Magna Group, Inc., Class A ..............    24,500     940,188
     Total  .................................            14,716,593

  Banks and Savings and Loans - 2.50%
    Citicorp ................................    52,000   2,151,500
    First Bank Systems, Inc. ................    35,000   1,163,750
    First Interstate Bancorp ................    21,000   1,420,125
    Midlantic Corporation ...................    28,000     743,736
     Total  .................................             5,479,111

  Beverages - 1.12%
    PepsiCo, Inc. ...........................    67,500   2,446,875

  Biotechnology and Medical Services - 1.81%
    Medtronic, Inc. .........................    28,000   1,557,500
    Ventritex, Inc.* ........................    89,000   2,397,393
     Total  .................................             3,954,893

  Building - 5.84%
    Armstrong World Industries, Inc. ........    62,500   2,406,250
    Centex Corporation ......................    82,000   1,865,500
    Georgia-Pacific Corporation .............    29,500   2,109,250
    Louisiana-Pacific Corporation ...........    47,000   1,280,750
    Pulte Corporation .......................    89,200   2,051,600
    Temple-Inland Inc. ......................    24,500   1,105,563
    Weyerhaeuser Company ....................    52,000   1,950,000
     Total  .................................            12,768,913


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Chemicals Major - 6.60%
    Air Products & Chemicals, Inc. ..........    70,000$  3,123,750
    Albemarle Corporation ...................    72,800   1,010,100
    du Pont (E.I.) de Nemours and Company ...    68,500   3,853,125
    PPG Industries, Inc. ....................    87,000   3,229,875
    Praxair, Inc. ...........................    69,500   1,424,750
    Union Carbide Corporation ...............    61,000   1,791,875
     Total  .................................            14,433,475

  Chemicals Specialty and Miscellaneous Technology - 5.15%
    Betz Laboratories, Inc. .................    35,000   1,548,750
    Geon Company (The) ......................   100,600   2,753,925
    Minnesota Mining and Manufacturing
     Company  ...............................    35,000   1,868,125
    Polaroid Corporation ....................    97,500   3,168,750
    Xerox Corporation .......................    19,500   1,930,500
     Total  .................................            11,270,050

  Computers and Office Equipment - 3.55%
    General Motors Corporation, Class E .....    69,500   2,675,750
    International Business Machines
     Corporation  ...........................    35,000   2,572,500
    Microsoft Corporation* ..................    21,000   1,286,250
    Oracle Systems Corporation* .............    28,000   1,239,000
     Total  .................................             7,773,500

  Consumer Electronics and Appliances - 1.62%
    Harman International Industries,
     Incorporated  ..........................    23,000     851,000
    Whirlpool Corporation ...................    53,500   2,688,375
     Total  .................................             3,539,375

  Electrical Equipment - 2.72%
    Emerson Electric Co. ....................    28,000   1,750,000
    General Electric Company ................    82,500   4,207,500
     Total  .................................             5,957,500

  Electronics - 8.38%
    AMP Incorporated ........................    38,500   2,800,875
    Analog Devices, Inc.* ...................   101,000   3,547,625
    Applied Materials, Inc.* ................    60,000   2,520,000
    cisco Systems, Inc.* ....................    69,500   2,436,809
    Intel Corporation .......................    52,500   3,346,875
    LSI Logic Corporation* ..................    67,200   2,713,200
    Molex Inc., Class A .....................    31,250     976,563
     Total  .................................            18,341,947


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Engineering and Construction - 0.93%
    Fluor Corporation .......................    28,000$  1,207,500
    Foster Wheeler Corporation ..............    28,000     833,000
     Total  .................................             2,040,500

  Financial - 2.20%
    Federal Home Loan Mortgage Corporation ..    35,000   1,767,500
    Federal National Mortgage Association ...    20,500   1,493,938
    Household International, Inc. ...........    42,000   1,559,250
     Total  .................................             4,820,688

  Food and Related - 1.33%
    CPC International Inc. ..................    35,000   1,863,750
    Pet Incorporated ........................    53,500   1,056,625
     Total  .................................             2,920,375

  Hospital Management - 0.93%
    United Healthcare Corp. .................    45,000   2,030,625

  Household Products - 3.60%
    Colgate-Palmolive Company ...............    42,000   2,661,750
    Gillette Company (The) ..................    35,000   2,616,250
    Procter & Gamble Company (The) ..........    42,000   2,604,000
     Total ..................................             7,882,000

  Leisure Time - 2.34%
    Walt Disney Company (The) ...............    49,000   2,260,125
    McDonald's Corporation ..................    97,500   2,851,875
     Total  .................................             5,112,000

  Machinery - 6.61%
    Caterpillar Inc. ........................   109,500   6,036,188
    Clark Equipment Company .................    35,000   1,898,750
    Deere & Company .........................    47,500   3,146,875
    Ingersoll-Rand Company ..................    28,000     882,000
    Parker Hannifin Corporation .............    28,000   1,274,000
    Trinova Corporation .....................    42,000   1,233,750
     Total  .................................            14,471,563

  Metals and Mining - 0.55%
    Phelps Dodge Corporation ................    19,500   1,206,563

  Multi-Industry - 2.05%
    ITT Corporation .........................    50,500   4,475,563

  Paper - 2.15%
    International Paper Company .............    40,500   3,052,688
    Union Camp Corporation ..................    35,000   1,649,375
     Total  .................................             4,702,063


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Railroads - 3.33%
    CSX Corporation .........................    24,500$  1,705,813
    Conrail, Inc. ...........................    42,000   2,121,000
    Norfolk Southern Corporation ............    21,000   1,273,125
    Southern Pacific Rail Corporation* ......    32,000     580,000
    Union Pacific Corporation ...............    35,000   1,596,875
     Total  .................................             7,276,813

  Retailing - 10.68%
    Circuit City Stores, Inc. ...............   111,500   2,480,875
    Dayton Hudson Corporation ...............    32,500   2,299,375
    Dillard Department Stores, Inc.,
     Class A  ...............................    66,000   1,765,500
    Gap, Inc. (The) .........................    49,000   1,494,500
    Home Depot, Inc. (The) ..................    53,500   2,461,000
    Limited, Inc. (The) .....................    52,000     942,500
    May Department Stores Company (The) .....    67,500   2,278,125
    Nordstrom, Inc. .........................    26,000   1,095,250
    OfficeMax, Inc.* ........................    46,500   1,232,250
    Penney (J.C.) Company, Inc. .............    47,000   2,097,375
    Sears, Roebuck and Co. ..................    14,000     644,000
    Tommy Hilfiger Corporation* .............    54,400   2,454,800
    Toys "R" Us Inc.* .......................    21,000     640,500
    Wal-Mart Stores, Inc. ...................    69,500   1,476,875
     Total  .................................            23,362,925

  Telecommunications - 9.02%
    AT&T Corporation ........................    35,000   1,758,750
    BellSouth Corporation ...................    22,000   1,190,750
    General Instrument Corporation* .........    69,500   2,085,000
    MCI Communications Corporation ..........   130,000   2,396,810
    MFS Communications Company, Inc.* .......    29,900     986,700
    Motorola, Inc. ..........................   115,500   6,684,563
    Telefonaktiebolaget LM Ericsson,
     Class B, ADR   .........................    35,000   1,933,750
    Vanguard Cellular Systems, Inc.,
     Class A*  ..............................   105,000   2,690,625
     Total  .................................            19,726,948


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Tire and Rubber - 1.07%
    Goodyear Tire & Rubber Company (The) ....    69,500$  2,336,938

  TOTAL COMMON STOCKS - 95.28%                         $208,448,671
    (Cost: $192,074,625)

  TOTAL SHORT-TERM SECURITIES - 4.75%                  $ 10,395,856
    (Cost: $10,395,856)

  TOTAL INVESTMENT SECURITIES - 100.03%                $218,844,527
    (Cost: $202,470,481)

  LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)       (70,925)

  NET ASSETS - 100.00%                                 $218,773,602


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS
  Australia - 2.14%
    Westpac Banking Corp. (A) ...............   165,500 $   556,742

  Finland - 8.88%
    Enso-Gutzeit Oy (A) .....................    40,400     347,036
    Kymmene (A) .............................    13,000     353,964
    Metsa Serla Oy, Class B (A) .............    20,000     878,080
    Nokia Corporation (A) ...................     2,950     435,874
    Tampella Oy (A)* ........................   100,000     295,500
     Total  .................................             2,310,454

  France - 5.52%
    Credit Lyonnais SA (A)* .................     4,700     389,245
    Lapeyre (A) .............................     6,625     333,913
    Societe Industrielle de Transports
     Automobiles S.A. (A)  ..................     2,700     351,095
    Television Francaise 1-TF1 (A) ..........     4,000     362,900
     Total  .................................             1,437,153

  Germany - 7.37%
    Dorries Scharmann AG (A)* ...............     1,000     122,620
    Mannesman AG (A) ........................     2,000     544,690
    TRAUB AG (A)* ...........................     4,000     552,436
    VEBA AG (A) .............................     2,000     696,998
     Total  .................................             1,916,744

  Japan - 3.82%
    Hitachi (A) .............................    30,000     297,420
    NEC (A) .................................    16,000     182,848
    NKK (A)* ................................   120,000     331,920
    Sharp (A) ...............................    10,000     180,450
     Total  .................................               992,638

  Mexico - 3.65%
    Cemex, S.A., CPO Shares (A) .............    41,500     204,180
    Desc-Sociedad de Fomento Industrial,
     S.A. de C.V., B (A)  ...................    43,000     215,000
    Grupo Carso, S.A. de C.V., Class 1 (A)* .    29,000     213,150
    Grupo Financiero Bancomer, S.A. de
     C.V., C (A)  ...........................   286,000     157,300
    Grupo Iusacell S.A. de C.V., D, ADS* ....     1,400      22,400
    Grupo Iusacell S.A. de C.V., L, ADS* ....     1,400      26,075
    Telefonos de Mexico S.A. de C.V., ADR ...     2,700     110,700
     Total  .................................               948,805

  Norway - 2.29%
    Den Norske Luftfartselskap A/S,
     Class B (A)*  ..........................    18,900     594,972


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Sweden - 10.77%
    ASTRA AB A (A) ..........................    14,000 $   361,592
    Avesta Sheffield AB (A)* ................    20,000     197,740
    Kinnevik (A) ............................    21,500     711,478
    Skandia Enskilda Banken, Class A (A)* ...    91,000     520,247
    Trelleburg AB, Series B (A)* ............    30,000     437,850
    AB Volvo (A) ............................    30,500     574,407
     Total  .................................             2,803,314

  United Kingdom - 6.79%
    AMEC (A) ................................   210,000     226,800
    BTR PLC (A) .............................    40,000     183,880
    House of Fraser PLC (A) .................   111,000     303,363
    Next plc (A) ............................   131,000     527,275
    Pilkington PLC (A) ......................   104,000     270,400
    United Biscuits (Holdings) Public
     Limited Co. (A)  .......................    50,000     256,100
     Total  .................................             1,767,818

  TOTAL COMMON STOCKS - 51.23%                         $ 13,328,640
    (Cost: $13,979,307)

  PREFERRED STOCK - 1.15%
  Germany
    Hornbach-Baumarkt-AG (A) ................       300 $   300,097
    (Cost: $313,526)

                                              Principal
                                              Amount in
                                              Thousands

  SHORT-TERM SECURITIES
  Banks and Savings and Loans - 3.57%
    U.S. Bancorp,
     Master Note  ...........................   $   930     930,000

  Consumer Electronics and Appliances - 2.68%
    TDK (USA) Corp.,
     6.03%, 1-20-95  ........................       700     697,772

  Financial - 20.69%
    BHP Finance (USA) Inc.,
     6.02%, 1-31-95  ........................     1,000     994,983
    International Business Machines Credit
     Corporation,
     7.25%, 1-3-95  .........................       600     599,758
    Kerr-McGee Credit Corp.,
     6.2%, 1-11-95  .........................       600     598,967


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES (Continued)
  Financial (Continued)
    Nestle Capital Corp.,
     5.9%, 1-31-95  .........................   $   700 $   696,558
    PHH Corp.,
     6.02%, 1-27-95  ........................       700     696,957
    Textron Financial Corp.,
     6.25%, 1-12-95  ........................       700     698,663
    USAA Capital Corp.,
     5.95%, 1-19-95  ........................       600     598,215
    USL Capital Corp.,
     6.0%, 1-17-95  .........................       500     498,667
     Total  .................................             5,382,768

  Food and Related - 9.80%
    ConAgra, Inc.,
     6.0%, 1-11-95  .........................       700     698,833
    General Mills, Inc.,
     Master Note  ...........................       950     950,000
    Sara Lee Corporation,
     Master Note ............................       900     900,402
     Total  .................................             2,549,235

  Paper - 3.07%
    Champion International Corporation,
     6.0%, 1-19-95  .........................       800     797,600

  Public Utilities - Electric - 4.22%
    Potomac Electric Power Co.,
     6.0%, 1-13-95  .........................       600     598,794
    Public Service Co. of Colorado,
     6.18%, 1-13-95  ........................       500     498,970
     Total  .................................             1,097,764

  Public Utilities - Gas - 2.68%
    Questar Corp.,
     6.05%, 1-20-95  ........................       700     697,765

  TOTAL SHORT-TERM SECURITIES - 46.71%                  $12,152,904
    (Cost: $12,152,904)

  TOTAL INVESTMENT SECURITIES - 99.09%                  $25,781,641
    (Cost: $26,445,737)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%         237,993

  NET ASSETS - 100.00%                                  $26,019,634


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS
  Biotechnology and Medical Services - 5.05%
    EP Technologies, Inc.* ..................    50,000 $   453,100
    Protocol Systems, Inc.* .................    16,000     144,000
    Pyxis Corp.* ............................     5,000      95,310
    St. Jude Medical, Inc. ..................     1,000      39,500
    Ventritex, Inc.* ........................     3,000      80,811
     Total  .................................               812,721

  Computers and Office Equipment - 15.65%
    Affiliated Computer Services, Inc.,
     Class A*  ..............................    10,000     217,500
    America Online, Inc.*. ..................     2,000     112,000
    Broderbund Software, Inc.* ..............     2,000      94,000
    Cerner Corporation* .....................     1,000      44,250
    Learning Company (The)* .................     3,000      74,250
    Macromedia, Inc.* .......................     7,500     193,125
    MapInfo Corporation* ....................     5,000     126,875
    Minnesota Educational Computing
     Corporation*  ..........................    10,000     160,000
    Parametric Technology Corporation* ......    12,000     412,500
    Shiva Corporation* ......................    10,000     398,750
    Synopsys, Inc.* .........................     5,000     217,500
    Wall Data Incorporated* .................    10,000     398,750
    Wonderware Corporation* .................     2,000      67,000
     Total  .................................             2,516,500

  Drugs and Hospital Supply - 4.22%
    LUNAR CORPORATION* ......................    25,000     459,375
    OmniCare, Inc. ..........................     5,000     219,375
     Total  .................................               678,750

  Electronics - 0.52%
    Micro Linear Corporation* ...............    10,000      83,750

  Hospital Management - 1.28%
    Inphynet Medical Management Inc.* .......     8,000      98,000
    Quorum Health Group, Inc.* ..............     1,000      19,125
    Sierra Health Services, Inc.* ...........     2,800      88,550
     Total  .................................               205,675

  Leisure Time - 2.18%
    Cannondale Corporation* .................    25,000     262,500
    Longhorn Steaks, Inc.* ..................    10,000      87,500
     Total  .................................               350,000


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Retailing - 5.95%
    BABY SUPERSTORE, INC.* ..................     7,500 $   344,063
    Central Tractor Farm & Ctry* ............    10,000     147,500
    Hollywood Entertainment Corporation* ....     6,000     180,000
    Just for Feet, Inc.* ....................     9,000     155,250
    Movie Gallery, Inc.* ....................     5,000     129,375
     Total  .................................               956,188

  Services, Consumer and Business - 0.19%
    Stewart Enterprises, Inc., Class A ......     1,300      31,525

  Telecommunications - 5.05%
    Mobile Telecommunication Technologies
     Corp.*  ................................     3,000      58,686
    Ortel Corporation* ......................    16,400     430,500
    TESSCO Technologies Incorporated ........    20,000     322,500
     Total  .................................               811,686

  Textiles and Apparel - 1.98%
    Department 56, Inc.* ....................     8,000     318,000

  Trucking - 0.89%
    Knight Transportation, Inc.* ............    10,000     143,750

  TOTAL COMMON STOCKS - 42.96%                          $ 6,908,545
    (Cost: $5,600,266)

                                              Principal
                                              Amount in
                                              Thousands

  SHORT-TERM SECURITIES
  Banks and Savings and Loans - 2.84%
    U.S. Bancorp,
     Master Note  ...........................   $   457     457,000

  Chemicals Specialty and Miscellaneous
    Technology - 1.86%
    Minnesota Mining and Manufacturing
     Company,
     5.8%, 1-6-95  ..........................       300     299,758

  Consumer Electronics and Appliances - 3.10%
    TDK (USA) Corp.,
     6.03%, 1-20-95  ........................       500     498,409

  Drugs and Hospital Supply - 3.56%
    Baxter International Inc.,
     6.2%, 1-31-95  .........................       575     572,029


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES (Continued)
  Financial - 23.54%
    BHP Finance (USA) Inc.,
     6.02%, 1-31-95  ........................    $  400 $   397,993
    Block Financial Corp.,
     5.97%, 1-23-95  ........................       450     448,358
    Kerr-McGee Credit Corp.,
     6.2%, 1-11-95  .........................       350     349,397
    Merrill Lynch & Co., Inc.,
     6.1%, 2-1-95  ..........................       500     497,374
    Nestle Capital Corp.,
     5.9%, 1-31-95  .........................       600     597,050
    PHH Corp.,
     6.02%, 1-27-95  ........................       500     497,826
    Textron Financial Corp.,
     6.25%, 1-12-95  ........................       500     499,045
    USAA Capital Corp.,
     5.95%, 1-19-95  ........................       500     498,513
     Total  .................................             3,785,556

  Food and Related - 6.94%
    ConAgra, Inc.,
     6.0%, 1-11-95  .........................       300     299,500
    General Mills, Inc.,
     Master Note  ...........................       492     492,000
    Sara Lee Corporation,
     Master Note ............................       324     323,678
     Total  .................................             1,115,178

  Paper - 3.10%
    Champion International Corporation,
     6.0%, 1-19-95  .........................       500     498,500

  Public Utilities - Electric - 6.21%
    PS Colorado Credit Corp.,
     6.18%, 1-13-95  ........................       500     498,970
    Potomac Electric Power Co.,
     6.03%, 1-13-95  ........................       500     498,995
     Total  .................................               997,965

  Public Utilities - Gas - 2.48%
    Questar Corp.,
     6.05%, 1-20-95  ........................       400     398,723

  Public Utilities - Pipelines - 3.09%
    Enron Corp.,
     6.0%, 1-31-95  .........................       500     497,500


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  DECEMBER 31, 1994

                                                              Value

  TOTAL SHORT-TERM SECURITIES - 56.72%                  $ 9,120,618
    (Cost: $9,120,618)

  TOTAL INVESTMENT SECURITIES - 99.68%                  $16,029,163
    (Cost: $14,720,884)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.32%          50,999

  NET ASSETS - 100.00%                                  $16,080,162


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS
  Aerospace - 1.83%
    TRW Inc. ................................     2,400 $   158,400

  Automotive - 3.45%
    Eaton Corporation .......................     1,800      89,100
    General Motors Corporation ..............     2,700     114,075
    AB Volvo, ADR, Series B .................     5,100      96,263
     Total  .................................               299,438

  Banks and Savings and Loans - 0.59%
    Norwest Corporation .....................     2,200      51,425

  Biotechnology and Medical Services - 1.00%
    St. Jude Medical, Inc. ..................     2,200      86,900

  Building - 2.95%
    Simon Property Group, Inc. ..............     3,900      94,575
    Temple-Inland Inc. ......................       800      36,100
    York International Corporation ..........     3,400     125,375
     Total  .................................               256,050

  Chemicals Major - 2.72%
    Air Products and Chemicals, Inc. ........     1,900      84,788
    du Pont (E.I.) de Nemours and Company ...     1,200      67,500
    Praxair, Inc. ...........................     1,200      24,600
    Union Carbide Corporation ...............     2,000      58,750
     Total  .................................               235,638

  Chemicals Specialty and Miscellaneous
    Technology - 1.28%
    Betz Laboratories, Inc. .................     2,500     110,625

  Domestic Oil - 2.24%
    Amoco Corporation........................     1,600      94,600
    Apache Corporation ......................     4,000     100,000
     Total  .................................               194,600

  Electronics - 0.67%
    AMP Incorporated ........................       800      58,200

  Engineering and Construction - 0.86%
    Foster Wheeler Corporation ..............     2,500      74,375

  Financial - 1.34%
    Federal National Mortgage Association ...     1,600     116,600


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Food and Related - 4.13%
    CPC International Inc. ..................     1,200 $    63,900
    Deans Foods Company .....................     3,600     104,400
    Hormel Foods Corporation ................     4,200     103,950
    Sara Lee Corporation ....................     3,400      85,850
     Total  .................................               358,100

  Hospital Management - 4.06%
    LTC Properties Inc. .....................     9,000     119,250
    National Medical Enterprises, Inc.* .....     8,600     121,475
    Sierra Health Services, Inc.* ...........     1,800      56,925
    United HealthCare Corporation ...........     1,200      54,150
     Total  .................................               351,800

  Insurance - 2.95%
    SAFECO Corporation ......................     1,500      78,188
    St. Paul Companies, Inc. (The) ..........     2,200      98,450
    UNUM Corporation ........................     2,100      79,275
     Total  .................................               255,913

  Machinery - 4.00%
    Caterpillar Inc. ........................     1,200      66,150
    Cleveland-Cliffs Inc. ...................       500      18,500
    Deere & Company .........................     2,000     132,500
    Timken Company (The) ....................     1,000      35,250
    Trinova Corporation .....................     3,200      94,000
     Total  .................................               346,400

  Multi-Industry - 1.12%
    ITT Corporation .........................     1,100      97,488

  Paper - 2.11%
    Union Camp Corporation ..................     1,800      84,825
    Westvaco Corporation ....................     2,500      98,125
     Total  .................................               182,950

  Publishing and Advertising - 1.00%
    McGraw-Hill, Inc. .......................     1,300      86,938

  Railroads - 3.52%
    Burlington Northern Inc. ................       400      19,250
    CSX Corp. ...............................     1,900     132,288
    ConRail, Inc. ...........................     1,600      80,800
    Norfolk Southern Corporation ............     1,200      72,750
     Total  .................................               305,088


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Retailing - 5.33%
    Kohl's Corporation*......................     2,000 $    79,500
    Limited, Inc. (The) .....................     4,000      72,500
    May Department Stores Company (The) .....     1,900      64,125
    Mercantile Stores Company, Inc. .........     1,000      39,500
    Penney (J.C.) Company, Inc. .............     2,000      89,250
    Tommy Hilfiger Corporation* .............     2,600     117,325
     Total  .................................               462,200

  Steel - 0.94%
    Bethlehem Steel Corporation* ............     4,500      81,000

  Telecommunications - 3.02%
    BellSouth Corporation ...................     1,200      64,950
    MCI Communications Corporation ..........     6,000     110,622
    Telefonos de Mexico S.A. de C.V., ADR ...     2,100      86,100
     Total  .................................               261,672

  Textiles and Apparel - 0.93%
    Cygne Designs, Inc.* ....................     6,000      81,000

  TOTAL COMMON STOCKS - 52.04%                          $ 4,512,800
    (Cost: $4,737,268)

  PREFERRED STOCKS
  Airlines - 0.30%
    Delta Air Lines, Inc., Depository Shares,
     Convertible, Series C  .................       600      26,250

  Computers and Office Equipment - 0.73%
    General Motors Corporation, Class E,
     Depository Shares, Convertible  ........     1,100      63,113

  Telecommunications - 0.35%
    Nokia Corporation, ADS* .................       400      30,000

  TOTAL PREFERRED STOCKS - 1.38%                        $   119,363
    (Cost: $106,718)


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  UNITED STATES GOVERNMENT SECURITIES - 6.18%
    United States Treasury:
     6.875%, 8-31-99  .......................      $250 $   240,625
     6.375%, 8-15-2002  .....................       100      91,562
     6.25%, 8-15-2023  ......................       250     203,243
     Total  .................................           $   535,430
    (Cost: $559,041)

  SHORT-TERM SECURITIES
  Banks and Savings and Loans - 4.31%
    U.S. Bancorp,
     Master Note  ...........................       374     374,000

  Consumer Electronics and Appliances - 3.45%
    TDK (USA) Corp.,
     6.03%, 1-20-95  ........................       300     299,045

  Financial - 10.69%
    BHP Finance (USA) Inc.,
     6.02%, 1-31-95  ........................       250     248,746
    Kerr-McGee Credit Corp.,
     6.2%, 1-11-95  .........................       230     229,604
    PHH Corp.,
     6.02%, 1-27-95  ........................       250     248,913
    USAA Capital Corp.,
     5.95%, 1-19-95  ........................       200     199,405
     Total  .................................               926,668

  Food and Related - 10.68%
    ConAgra, Inc.,
     6.0%, 1-11-95  .........................       300     299,500
    General Mills, Inc.,
     Master Note  ...........................       375     375,000
    Sara Lee Corporation,
     Master Note ............................       252     251,592
     Total  .................................               926,092

  Paper - 3.45%
    Champion International Corporation,
     6.0%, 1-19-95  .........................       300     299,100

  Public Utilities - Electric - 6.90%
    Potomac Electric Power Co.,
     6.03%, 1-13-95  ........................       300     299,397
    Public Service Co. of Colorado,
     6.18%, 1-13-95  ........................       300     299,382
     Total  .................................               598,779


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  DECEMBER 31, 1994

                                                              Value

  TOTAL SHORT-TERM SECURITIES - 39.48%                   $3,423,684
    (Cost: $3,423,684)

  TOTAL INVESTMENT SECURITIES - 99.08%                   $8,591,277
    (Cost: $8,826,711)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.92%          79,791

  NET ASSETS - 100.00%                                   $8,671,068


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  BANK OBLIGATIONS
  Certificates of Deposit
    Domestic - 1.62%
    PNC Bank, N.A.,
     5.7%, 4-20-95  .........................    $  500 $   499,401

    Eurodollar - 1.62%
    NationsBank Corp. Europe,
     5.4%, 5-19-95  .........................       500     499,999

  Total Certificates of Deposit - 3.24%                     999,400

  Notes - 3.25%
    Abbey National Treasury Services plc,
     7.4%, 12-15-95  ........................       500     500,000
    Comerica Bank,
     5.83%, 1-3-95  .........................       500     500,000
     Total  .................................             1,000,000

  TOTAL BANK OBLIGATIONS - 6.49%                        $ 1,999,400
    (Cost: $1,999,400)

  CORPORATE OBLIGATIONS
  Commercial Paper
    Building - 2.59%
    Weyerhaeuser Company,
     5.9%, 1-23-95  .........................       800     797,116

    Financial - 19.49%
    AT&T Capital Corp.,
     5.88%, 1-3-95  .........................       800     799,739
    B.A.T. Capital Corp.,
     5.9%, 1-25-95  .........................       500     498,033
    BHP Finance (USA) Inc.,
     6.02%, 1-31-95  ........................       700     696,488
    Block Financial Corp.,
     5.97%, 1-23-95  ........................       600     597,811
    General Electric Capital Corp.,
     6.0%, 2-17-95  .........................       800     793,733
    Merrill Lynch & Co., Inc.,
     5.72%, 1-17-95  ........................       600     598,475
    Nestle Capital Corp.,
     5.9%, 1-31-95  .........................       630     626,902
    PHH Corp.,
     6.02%, 1-27-95  ........................       800     796,522
    Philip Morris Capital Corp.,
     5.9%, 1-25-95  .........................       600     597,640
     Total  .................................             6,005,343


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value
  CORPORATE OBLIGATIONS (Continued)
  Commercial Paper (Continued)
    Food and Related - 12.17%
    General Mills, Inc.,
     Master Note  ...........................    $1,060 $ 1,060,000
    Heinz (H.J.) Company,
     5.9%, 1-23-95  .........................       800     797,115
    Quaker Oats Co.,
     5.95%, 1-17-95  ........................       800     797,884
    Sara Lee Corporation,
     Master Note  ...........................     1,094   1,093,781
     Total  .................................             3,748,780

    Paper - 2.59%
    Kimberly-Clark Corp.,
     5.9%, 1-23-95  .........................       800     797,115

    Public Utilities - Electric - 9.39%
    Pacific Gas and Electric Co.,
     6.0%, 1-13-95  .........................       800     798,400
    Pacificorp,
     5.72%, 1-11-95  ........................       500     499,206
    Potomac Electric Power Co.,
     6.03%, 1-13-95  ........................       800     798,392
    Southern California Edison Company,
     6.05%, 1-20-95  ........................       800     797,446
     Total  .................................             2,893,444

    Public Utilities - Gas - 4.85%
    Bay State Gas Co.,
     5.9%, 1-25-95  .........................       800     796,853
    Questar Corp.,
     5.75%, 1-13-95  ........................       700     698,658
     Total  .................................             1,495,511

    Publishing and Advertising - 2.59%
    Times Mirror Company (The),
     6.05%, 1-11-95  ........................       800     798,656

    Telecommunications - 1.61%
    Southwestern Bell Capital Corp.,
     6.04%, 2-2-95  .........................       500     497,316

  Total Commercial Paper - 55.28%                        17,033,281

  Commercial Paper (backed by irrevocable
    bank letter of credit)
    Financial - 1.62%
    Spiegel Funding Corp. (Dresdner
     Bank A.G.),
     5.75%, 1-17-95  ........................       500     498,722


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE OBLIGATIONS (Continued)
  Commercial Paper (backed by irrevocable
    bank letter of credit) (Continued)
    Public Utilities - Electric - 2.59%
    AES Barbers Point Inc. (Bank of
     America N.T. & S.A.),
     6.03%, 1-19-95  ........................    $  800 $   797,588

  Total Commercial Paper (backed by
    irrevocable bank letter of credit) - 4.21%            1,296,310

  Notes
    Beverages - 1.62%
    PepsiCo, Inc.,
     5.845%, 1-3-95  ........................       500     500,000

    Financial - 1.62%
    AVCO Financial Services Inc.,
     5.87%, 1-3-95  .........................       500     500,000

    Public Utilities - Electric - 1.62%
    Georgia Power Co.,
     5.125%, 9-1-95  ........................       500     497,889

  Total Notes - 4.86%                                     1,497,889

  TOTAL CORPORATE OBLIGATIONS - 64.35%                  $19,827,480
    (Cost: $19,827,480)

  MUNICIPAL OBLIGATIONS
    California - 2.60%
    City of Anaheim, California, Certificates
     of Participation (1993 Arena Financing
     Project), Municipal Adjustable Rate
     Taxable Securities (Credit Suisse),
     5.78%, 2-1-95  .........................       800     800,000

    Georgia - 2.60%
    Development Authority of Richmond
     County (Georgia), Taxable Industrial
     Revenue Bonds (NutraSweet Project),
     Series 1990 (Union Bank of Switzerland),
     5.71, 6-2-95  ..........................       800     800,000

    Michigan - 2.27%
    Michigan Underground Storage Tank Financial
     Assurance Authority, State of Michigan,
     Series 1 (Canadian Imperial Bank of Commerce),
     6.4%, 1-11-95  .........................       700     698,756


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  MUNICIPAL OBLIGATIONS (Continued)
    New Hampshire - 1.62%
    The Industrial Development Authority
     of the State of New Hampshire,
     Pollution Control Revenue Bonds
     (Public Service Company of New
     Hampshire Project-1991 Taxable
     Series D and E) (Barklays Bank),
     6.45%, 2-14-95  ........................    $  500 $   500,000

    Texas - 1.61%
    Metrocrest Hospital Authority, Series 1989A
     (The Bank of New York),
     6.118%, 1-20-95  .......................       500     498,385

  TOTAL MUNICIPAL OBLIGATIONS - 10.70%                  $ 3,297,141
    (Cost: $3,297,141)

  UNITED STATES GOVERNMENT
    OBLIGATIONS
    Federal Home Loan Banks,
     5.9%, 1-9-95  ..........................     1,000   1,000,000
    Federal Home Loan Mortgage Corporation,
     5.95%, 3-7-95  .........................     1,000   1,000,000
    Federal National Mortgage Association,
     5.9%, 3-20-95  .........................       500     500,000

  TOTAL UNITED STATES GOVERNMENT
    OBLIGATIONS - 8.11%                                 $ 2,500,000
    (Cost: $2,500,000)

  TOTAL INVESTMENT SECURITIES - 89.65%                  $27,624,021
    (Cost: $27,624,021)

  CASH AND OTHER ASSETS,
    NET OF LIABILITIES - 10.35%                           3,188,242

  NET ASSETS - 100.00%                                  $30,812,263


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES
  Airlines - 3.10%
    Federal Express Corporation,
     9.75%, 5-15-96  ........................      $ 50 $    51,010

  Automotive - 2.98%
    General Motors Corporation,
     7.625%, 2-15-97  .......................        50      49,011

  Banks and Savings and Loans - 12.38%
    BankAmerica Corporation,
     9.7%, 8-1-2000  ........................        50      52,361
    Boatmen's Bancshares, Inc.,
     9.25%, 11-1-2001  ......................        50      51,396
    NCNB Corporation,
     10.5%, 3-15-99  ........................        50      51,375
    Norwest Financial, Inc.,
     7.75%, 8-15-2001  ......................        50      48,476
     Total  .................................               203,608

  Chemicals Major - 8.33%
    Dow Chemical Company, Inc. (The),
     4.625%, 10-15-95  ......................        60      58,650
    ICI Welmington, Inc.,
     9.5%, 11-15-2000  ......................        75      78,438
     Total  .................................               137,088

  Chemicals Specialty and Miscellaneous
    Technology - 5.98%
    Waste Management, Inc.,
     6.25%, 12-15-96  .......................        50      49,247
    Xerox Credit Corporation,
     6.25%, 1-15-96  ........................        50      49,138
     Total  .................................                98,385

  Domestic Oil - 3.13%
    BP America Inc.,
     9.5%, 1-1-98  ..........................        50      51,490

  Drugs and Hospital Supply - 3.09%
    Baxter International Inc.,
     9.25%, 9-15-96  ........................        50      50,802


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Financial - 11.76%
    Associates Corporation of North America,
     8.8%, 8-1-98  ..........................      $ 50  $   50,452
    Avco Financial Services, Inc.,
     5.5%, 4-1-2000  ........................        50      44,137
    Ford Motor Credit Company,
     8.0%, 1-15-99  .........................        50      49,390
    Household Finance Corporation,
     7.75%, 6-15-97  ........................        50      49,447
     Total  .................................               193,426

  Insurance - 6.06%
    ITT Hartford,
     7.25%, 12-1-96  ........................        50      49,099
    Transamerica Finance Corporation,
     8.75%, 10-1-99  ........................        50      50,583
     Total  .................................                99,682

  International Oil - 6.09%
    Chevron Corporation,
     8.11%, 12-1-2004  ......................        50      48,734
    Texaco Capital Inc.,
     9.0%, 12-15-99  ........................        50      51,433
     Total  .................................               100,167

  Multi-Industry - 3.12%
    ITT Financial Corporation,
     8.875%, 6-15-2003  .....................        50      51,336

  Public Utilities - Pipelines - 6.14%
    Consolidated Natural Gas Company,
     8.75%, 6-1-99  .........................        50      50,642
    Tenneco Credit Corporation,
     9.0%, 7-15-95  .........................        50      50,345
     Total  .................................               100,987

  Retailing - 6.28%
    Penney (J.C.) Company, Inc.,
     10.0%, 10-15-97  .......................        50      52,140
    Sears, Roebuck and Co.,
     9.25%, 4-15-98  ........................        50      51,273
     Total  .................................               103,413

  TOTAL CORPORATE DEBT SECURITIES - 78.44%               $1,290,405
    (Cost: $1,324,967)


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  UNITED STATES GOVERNMENT SECURITIES
    United States Treasury:
     5.125%, 11-30-98  ......................      $100  $   90,969
     6.375%, 8-15-2002 ......................       100      91,562
     6.25%, 2-15-2003  ......................       100      90,437

  TOTAL UNITED STATES GOVERNMENT SECURITIES - 16.59%     $  272,968
    (Cost: $286,093)

  TOTAL SHORT-TERM SECURITIES - 2.86%                    $   47,000
    (Cost: $47,000)

  TOTAL INVESTMENT SECURITIES - 97.89%                   $1,610,373
    (Cost: $1,658,060)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.11%          34,773

  NET ASSETS - 100.00%                                   $1,645,146


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value
  CORPORATE DEBT SECURITIES
  Aerospace - 1.39%
    McDonnell Douglas Corporation,
     9.25%, 4-1-2002  .......................    $1,000 $ 1,026,960

  Airlines - 1.26%
    Federal Express Corporation,
     7.89%, 9-23-2008  ......................     1,000     935,770

  Automotive - 5.70%
    General Motors Corporation,
     8.8%, 3-1-2021  ........................     2,600   2,661,958
    Toyota Motor Credit Corporation, Medium Term,
     Three Year Basket Inverse Floating Rate,
     3.02%, 8-5-96 (B)  .....................     1,750   1,557,500
     Total  .................................             4,219,458

  Banks and Savings and Loans - 13.77%
    BankAmerica Corporation,
     8.125%, 8-15-2004  .....................     1,000     950,710
    BarclaysAmericanCorporation,
     9.125%, 12-1-97  .......................       225     229,478
    Bayerische Landesbank Girozentale, NY
     Branch, CD, Currency Protected Deutschemark
     Swap Rate Inverse Floating Rate,
     3.06%, 3-28-97 (C)  ....................     1,000     890,000
    Central Fidelity Banks,
     8.15%, 11-15-2002  .....................       500     483,140
    Chevy Chase Savings Bank, F.S.B.,
     9.25%, 12-1-2005  ......................       500     420,000
    Citicorp,
     7.75%, 6-15-2006  ......................     1,000     929,430
    First Union Corporation,
     8.0%, 11-15-2002  ......................     1,000     958,460
    Great Western Financial Corporation,
     8.6%, 2-1-2002  ........................     1,500   1,489,380
    Kansallis-Osake-Pankki,
     10.0%, 5-1-2002  .......................     1,000   1,073,220
    Riggs National Corporation,
     8.5%, 2-1-2006  ........................     1,000     925,000
    Skandia Enskilda Banken, NY Branch
     Certificate of Deposit Dollarized
     Australian Dollar Reset,
     6.125%, 4-5-99 (D)  ....................     1,000     840,000
    Wells Fargo & Company,
     8.75%, 5-1-2002  .......................     1,000   1,005,950
     Total  .................................            10,194,768

  Building - 7.93%
    Canadian Pacific Forest Products Ltd.,
     9.25%, 6-15-2002  ......................     1,000     932,840


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value
  CORPORATE DEBT SECURITIES (Continued)
  Building (Continued)
    Cemex, S.A.,
     8.875%, 6-10-98  .......................    $1,000$    870,000
    Doman Industries Limited,
     8.75%, 3-15-2004  ......................       500     441,250
    Noranda Forest Inc.,
     7.5%, 7-15-2003  .......................     1,000     921,820
    Noranda Inc.,
     8.625%, 7-15-2002  .....................       950     942,524
    Owens-Corning Fiberglas Corporation,
     8.875%, 6-1-2002  ......................     1,000     999,330
    Del Webb Corporation,
     10.875%, 3-31-2000  ....................       800     760,000
     Total  .................................             5,867,764

  Chemicals Major - 1.37%
    Dow Capital BV,
     9.0%, 5-15-2010  .......................     1,000   1,014,920

  Domestic Oil - 4.96%
    Apache Corporation,
     9.25%, 6-1-2002  .......................       500     509,670
    LASMO (USA) INC.,
     7.125%, 6-1-2003  ......................     1,000     889,720
    Seagull Energy Corporation,
     7.875%, 8-1-2003  ......................     1,500   1,297,500
    Union Texas Petroleum Holdings, Inc.,
     8.25%, 11-15-99  .......................     1,000     971,680
     Total  .................................             3,668,570

  Electrical Equipment -  3.29%
    General Electric Capital Corporation:
     8.3%, 9-20-2009  .......................     1,500   1,528,515
     8.65%, 5-1-2018  .......................       895     902,769
     Total  .................................             2,431,284

  Financial - 10.48%
    Banc One Credit Card Master Trust,
     7.55%, 12-15-99  .......................     1,000     985,930
    Chrysler Financial Corporation,
     12.75%, 11-1-99  .......................     1,000   1,161,360
    Countrywide Mortgage Backed Securities,
     Inc.,
     6.5%, 4-25-2024  .......................     2,000   1,839,720
    DLJ Mortgage Acceptance Corp., 1994-3 A13,
     6.5%, 4-25-2024  .......................       980     849,216
    General Motors Acceptance Corporation,
     8.875%, 6-1-2010  ......................     1,000   1,038,310
    Greyhound Financial Corporation,
     8.79%, 11-15-2001  .....................     1,000   1,002,150


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Financial (Continued)
    JCP Master Credit Card Trust,
     9.625%, 6-15-2000  .....................    $  500 $   524,685
    National Credit Card Trust 1989-4,
     9.45%, 12-31-97  .......................       350     355,796
     Total  .................................             7,757,167

  Hospital Management - 1.36%
    HealthTrust Inc.:
     10.75%, 5-1-2002  ......................       500     531,250
     8.75%, 3-15-2005  ......................       500     477,500
     Total  .................................             1,008,750

  Household Products - 2.68%
    Proctor & Gamble Company (The),
     8.0%, 9-1-2024  ........................     2,000   1,983,760

  International Oil - 0.49%
    YPF Sociedad Anoima,
     8.0%, 2-15-2004  .......................       500     360,000

  Leisure Time - 4.91%
    Marriott International, Inc.,
     6.75%, 12-15-2003  .....................     1,000     881,960
    Tele-Communications, Inc.,
     9.8%, 2-1-2012  ........................     1,000   1,000,210
    Time Warner Incorporated,
     7.95%, 2-1-2000  .......................     1,000     937,460
    Turner Broadcasting System, Inc.,
     8.375%, 7-1-2013  ......................     1,000     813,080
     Total  .................................             3,632,710

  Machinery - 0.72%
    Caterpillar, Inc.,
     9.375%, 8-15-2011  .....................       500     534,840

  Multi-Industry - 1.22%
    Mark IV Industries, Inc.,
     8.75%, 4-1-2003  .......................     1,000     905,000

  Public Utilities - Electric - 1.28%
    Kansas Gas & Electric Company,
     7.6%, 12-15-2003  ......................     1,000     943,500


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Public Utilities - Pipelines - 2.76%
    Arkla, Inc.,
     8.875%, 7-15-99  .......................    $1,000 $   975,000
    Coastal Corporation (The),
     10.375%, 10-1-2000  ....................       500     531,595
    Tenneco Inc.,
     10.375%, 11-15-2000  ...................       500     536,825
     Total  .................................             2,043,420

  Publishing and Advertising - 1.86%
    News America Holdings Incorporated:
     9.125%, 10-15-99  ......................       500     503,975
     8.25%, 8-10-2018  ......................     1,000     875,610
     Total  .................................             1,379,585

  Railroad Equipment - 0.01%
    Union Tank Car Co.,
     9.5%, 12-15-95  ........................         9       9,131

  Railroads - 1.42%
    Louisville & Nashville Railroad
     Equipment Trust Certificates, Series 10,
     12.3%, 2-1-95  .........................         8       8,008
    Penn Central Corporation (The),
     10.625%, 4-15-2000  ....................     1,000   1,045,170
     Total  .................................             1,053,178

  Steel - 1.33%
    USX Corporation,
     8.21%, 1-21-2000  ......................     1,000     980,750

  Telecommunications - 4.74%
    New England Telephone & Telegraph Company,
     7.875%, 11-15-2029  ....................     2,000   2,081,560
    Southwestern Bell Telephone Company,
     7.0%, 8-26-2002  .......................     1,000     930,980
    US WEST Financial Services, Inc.,
     8.4%, 9-15-99  .........................       500     498,625
     Total  .................................             3,511,165

  TOTAL CORPORATE DEBT SECURITIES - 74.93%              $55,462,450
    (Cost: $59,389,451)


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE BOND PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  OTHER GOVERNMENT SECURITIES
  Argentina - 0.48%
    Republic of Argentina,
     8.375%, 12-20-2003  ....................    $  500 $   356,250

  Canada - 4.24%
    Hydro Quebec,
     8.05%, 7-7-2024  .......................     1,000     961,420
    Province of Manitoba,
     9.125%, 1-15-2018  .....................     2,000   2,179,440
     Total  .................................             3,140,860

  Supernationals - 1.41%
    Inter-American Development Bank,
     8.4%, 9-1-2009  ........................     1,000   1,039,730

  TOTAL OTHER GOVERNMENT SECURITIES - 6.13%             $ 4,536,840
    (Cost: $4,789,818)

  UNITED STATES GOVERNMENT SECURITIES
    Federal Home Loan Mortgage Corporation:
     7.5%, 11-15-2017  ......................     1,538   1,439,953
     7.5%, 4-15-2019  .......................     1,190   1,019,068
     7.0%, 1-15-2021  .......................       500     440,000
    Federal National Mortgage Association,
     7.5%, 9-1-2009  ........................     1,000     956,926
    United States Treasury:
     6.5%, 5-15-97  .........................     1,000     972,340
     5.75%, 10-31-97  .......................     2,500   2,369,925
     11.25%, 2-15-2015  .....................     1,000   1,321,250
     8.875%, 8-15-2017  .....................     2,000   2,178,740
     7.5%, 11-15-2024  ......................     1,000     956,560

  TOTAL UNITED STATES GOVERNMENT
    SECURITIES - 15.75%                                 $11,654,762
    (Cost: $12,071,117)

  TOTAL SHORT-TERM SECURITIES - 1.24%                   $   922,000
    (Cost: $922,000)

  TOTAL INVESTMENT SECURITIES - 98.05%                  $72,576,052
    (Cost: $77,172,386)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.95%       1,440,798

  NET ASSETS - 100.00%                                  $74,016,850


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  DECEMBER 31, 1994

                                                 Shares       Value

  COMMON STOCKS AND WARRANTS
  Leisure Time - 0.98%
    Infinity Broadcasting Corporation,
     Class A*  ..............................    22,500  $  711,563

  Miscellaneous - 0.91%
    Dial Page Inc., Warrants ................     1,000       1,250
    LTC Properties, Inc. ....................    50,000     662,500
     Total  .................................               663,750

  TOTAL COMMON STOCKS AND WARRANTS - 1.89%               $1,375,313
    (Cost: $967,468)

  PREFERRED STOCKS - 0.69%
  Banks and Savings and Loans
    California Federal Bank, F.S.B. .........     5,000  $  501,250
    (Cost: $500,000)
                                              Principal
                                              Amount in
                                              Thousands

  CORPORATE DEBT SECURITIES
  Automotive - 2.53%
    Aftermarket Technology Corp.,
     12.0%, 8-1-2004 (E) ....................    $  500     516,250
    Lear Seating Corporation,
     8.25%, 2-1-2002  .......................     1,500   1,320,000
     Total  .................................             1,836,250

  Beverages - 1.69%
    Dr Pepper Bottling Holdings, Inc.,
     0.0%, 2-15-2003 (F) ....................       500     345,000
    ROYAL CROWN CORPORATION,
     9.75%, 8-1-2000  .......................     1,000     880,000
     Total  .................................             1,225,000

  Biotechnology and Medical Services - 2.08%
    Abbey Healthcare Group, Incorporated,
     9.5%, 11-1-2022  .......................       500     450,000
    Quorum Health Group, Inc.,
     11.875%, 12-15-2002  ...................     1,000   1,060,000
     Total  .................................             1,510,000


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Building - 7.66%
    American Standard Inc.:
     9.875%, 6-1-2001  ......................    $1,000 $   970,000
     9.25%, 12-1-2016  ......................       500     457,500
    Beazer Homes USA, Inc.,
     9.0%, 3-1-2004  ........................       750     615,000
    Eagle Industries, Inc.,
     0.0%, 7-15-2003 (F)  ...................     1,500     975,000
    Hillsborough Company,
     17.0%, 1-1-96 (G)  .....................       500     305,000
    NVR L.P.,
     11.0%, 4-15-2003  ......................     1,000     840,000
    Nortek, Inc.,
     9.875%, 3-1-2004  ......................       500     445,000
    Triangle Pacific Corp.,
     10.5%, 8-1-2003  .......................     1,000     957,500
     Total  .................................             5,565,000

  Chemicals Specialty and Miscellaneous Technology - 5.34%
    Buckeye Cellulose Corporation,
     10.25%, 5-15-2001  .....................     1,250   1,168,750
    Carlisle Plastics Inc.,
     10.25%, 6-15-97  .......................       500     492,500
    Envirotest Systems Corp.,
     9.125%, 3-15-2001  .....................     1,000     840,000
    LaRoche Industries Inc.,
     13.0%, 8-15-2004  ......................     1,000     920,000
    OSi Specialties, Inc.,
     9.25%, 10-1-2003  ......................       500     457,500
     Total  .................................             3,878,750

  Computers and Office Equipment - 0.60%
    Mail-Well Corporation,
     10.5%, 2-15-2004  ......................       500     435,000

  Consumer Electronics and Appliances - 1.07%
    Sealy Corporation,
     9.5%, 5-1-2003  ........................       825     779,625

  Domestic Oil - 1.57%
    Clark R&M Holdings, Inc.,
     0.0%, 2-15-2000  .......................     2,000   1,140,000

  Drugs and Hospital Supply - 2.79%
    Amerisource Distribution Corporation,
     11.25%, 7-15-2005  .....................     1,112   1,059,788
    General Medical Corporation,
     12.125%, 8-15-2005  ....................     1,000     969,202
     Total  .................................             2,028,990


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Electronics - 1.29%
    Essex Group, Inc.,
     10.0%, 5-1-2003  .......................    $1,000 $   940,000

  Food and Related - 2.21%
    General Nutrition, Incorporated,
     11.375%, 3-1-2000  .....................       393     433,774
    Pilgrim's Pride Corporation,
     10.875%, 8-1-2003  .....................       300     282,750
    Specialty Foods Corporation,
     10.25%, 8-15-2001  .....................     1,000     890,000
     Total  .................................             1,606,524

  Hospital Management - 3.30%
    LTC Properties, Inc.,
     8.5%, 1-1-2000  ........................     1,000   1,005,000
    Pathmark Stores, Inc.,
     9.625%, 5-1-2003  ......................     1,000     890,000
    Surgical Health Corporation,
     11.5%, 7-15-2004  ......................       500     500,000
     Total  .................................             2,395,000

  Household Products - 1.66%
    Exide Corporation:
     10.75%, 12-15-2002  ....................       750     750,000
     0.0%, 12-15-2004 (F)  ..................       500     352,500
    MacAndrews & Forbes Group Incorporated,
     13.0%, 3-1-99  .........................       100     100,250
     Total  .................................             1,202,750

  Leisure Time - 16.50%
    Argosy Gaming Company,
     12.0%, 6-1-2001  .......................       908     860,330
    Cablevision Industries Corporation,
     10.75%, 1-30-2002  .....................       500     497,500
    California Hotel Finance Corporation,
     11.0%, 12-1-2002  ......................     1,000     920,000
    Comcast Corporation,
     0.0%, 3-5-2000  ........................     1,000     670,000
    Continental Cablevision, Inc.:
     10.625%, 6-15-2002  ....................       500     503,750
     8.875%, 9-15-2005  .....................       500     452,500
     11.0%, 6-1-2007  .......................       500     507,500


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Leisure Time (Continued)
    Family Restaurants, Inc.,
     9.75%, 2-1-2002  .......................    $  500 $   392,500
    FLAGSTAR COMPANIES, INC.:
     10.75%, 9-15-2001  .....................     1,000     937,500
     11.25%, 11-1-2004  .....................     1,000     825,000
    GNS Finance Corp.,
     9.25%, 3-15-2003  ......................     1,500   1,440,000
    Infinity Broadcasting Corporation,
     10.375%, 3-15-2002  ....................     1,000   1,010,000
    Plitt Theatres, Inc.,
     10.875%, 6-15-2004  ....................     1,000     930,000
    Showboat, Inc.,
     9.25%, 5-1-2008  .......................     1,000     835,000
    Sinclair Broadcast Group Inc.,
     10.0%, 12-15-2003  .....................       375     348,750
    Viacom International, Inc.,
     8.0%, 7-7-2006  ........................     1,000     857,500
     Total  .................................            11,987,830

  Multi-Industry - 3.74%
    Federal Industries Ltd.,
     10.25%, 6-15-2000  .....................       500     468,750
    Jordan Industries, Inc.,
     10.375%, 8-1-2003  .....................     1,000     890,000
    Mark IV Industries, Inc.,
     8.75%, 4-1-2003  .......................     1,500   1,357,500
     Total  .................................             2,716,250

  Oil Services - 1.40%
    Wainoco Oil Corporation,
     12.0%, 8-1-2002  .......................     1,000   1,020,000

  Packaging and Containers - 7.02%
    Anchor Glass Container Corporation,
     9.875%, 12-15-2008  ....................       500     430,000
    Container Corporation of America,
     11.25%, 5-1-2004  ......................     1,500   1,537,500
    Gaylord Container Corporation,
     11.5%, 5-15-2001  ......................     1,000   1,030,000
    Owens-Illinois, Inc.,
     10.25%, 4-1-99  ........................     1,000     990,000
    Silgan Corporation,
     0.0%, 12-15-2002 (F) ...................       500     420,000
    Sweetheart Cup Company, Inc.,
     10.5%, 9-1-2003  .......................       750     690,000
     Total  .................................             5,097,500


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Paper - 3.73%
    Fort Howard Corporation:
     11.0%, 1-2-2002  .......................    $  475 $   474,484
     14.125%, 11-1-2004  ....................       500     503,750
    Stone Container Corporation,
     10.75%, 10-1-2002  .....................     1,000     995,000
    Williamhouse-Regency of Delaware, Inc.,
     11.5%, 6-15-2005   .....................       800     736,000
     Total  .................................             2,709,234

  Publishing and Advertising - 3.94%
    American Media Operations, Inc.,
     11.625%, 11-15-2004  ...................     1,000   1,025,000
    Big Flower Press, Inc.,
     10.75%, 8-1-2003  ......................     1,000     935,000
    Outdoor Systems, Inc.,
     10.75%, 8-15-2003  .....................     1,000     900,000
     Total  .................................             2,860,000

  Retailing - 9.97%
    Barnes & Noble, Inc.,
     11.875%, 1-15-2003   ...................       500     535,000
    Big V Supermarkets, Inc.,
     11.0%, 2-15-2004  ......................       500     395,000
    Bradlees, Inc.,
     9.25%, 3-1-2003   ......................     1,000     825,000
    Color Tile, Inc.,
     10.75%, 12-15-2001  ....................     1,000     880,000
    Kroger Co. (The),
     9.75%, 2-15-2004  ......................     1,000   1,011,250
    Musicland Stores, Inc.,
     9.0%, 6-15-2003  .......................     1,500   1,245,000
    Penn Traffic Company,
     10.375%, 10-1-2004  ....................     1,500   1,447,500
    WestPoint Stevens Inc.,
     9.375%, 12-15-2005  ....................     1,000     905,000
     Total  .................................             7,243,750

  Services, Consumer and Business - 0.98%
    Bell & Howell Company,
     10.75%, 10-1-2002  .....................       750     712,500


             See Notes to Schedules of Investments on page 109.

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  DECEMBER 31, 1994

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Steel - 2.10%
    AK Steel,
     10.75%, 4-1-2004  ......................    $1,000 $   990,000
    Inland Steel,
     12.75%, 12-15-2002  ....................       500     538,125
     Total  .................................             1,528,125

  Telecommunications - 3.60%
    Dial Call Communications, Inc.,
     0.0%, 4-15-2004 (F)  ...................     1,000     345,000
    MFS Communications Company, Inc.,
     0.0%, 1-15-2004 (F)  ...................       500     295,000
    PanAmSat, L.P.:
     9.75%, 8-1-2000  .......................     1,000     942,500
     0.0%, 8-1-2003 (F)  ....................     1,000     625,000
    USA Mobile Communications, Inc.,
     9.5%, 2-1-2004  ........................       500     405,000
     Total  .................................             2,612,500

  Textiles and Apparel - 1.27%
    CONSOLTEX GROUP INC.,
     11.0%, 10-1-2003  ......................     1,000     925,000

  TOTAL CORPORATE DEBT SECURITIES - 88.04%              $63,955,578
    (Cost: $68,357,699)

  SHORT-TERM SECURITIES
    Banks and Savings and Loans - 1.96%
    U.S. Bancorp,
     Master Note  ...........................     1,423   1,423,000

    Food and Related - 4.95%
    General Mills, Inc.,
     Master Note  ...........................     2,267   2,267,000
    Sara Lee Corporation,
     Master Note  ...........................     1,326   1,326,000
     Total  .................................             3,593,000

  TOTAL SHORT-TERM SECURITIES - 6.91%                   $ 5,016,000
    (Cost: $5,016,000)

  TOTAL INVESTMENT SECURITIES - 97.53%                  $70,848,141
    (Cost: $74,841,167)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.47%       1,795,534

  NET ASSETS - 100.00%                                  $72,643,675


             See Notes to Schedules of Investments on page 109.

  Notes to Schedules of Investments

  *No income dividends were paid during the preceding 12 months.

  (A)  Listed on an exchange outside of the United States.

  (B) Coupon resets semiannually based on the arithmetic mean of two year swap rates in four nations: Italy, France, Spain and the United
       Kingdom, determined by the following formula (minimum coupon of 0%):
       19.65% - 2 x (average two year swap rate in the aforementioned nations).

  (C)  Coupon resets semiannually based on 14.13% - 1.5 x (5 year
       Deutschemark swap rate).  Coupon guaranteed at 3%.

  (D)  Coupon resets on 4-5-95 based on the greater of 4% and 4% + 5 x
       (6.65% - 3 year Australian Dollar swap rate). After 4-5-95 the coupon becomes fixed. Minimum coupon is 4% and the maximum coupon is 7.5%.

  (E) As of December 31, 1994, the following restricted security was owned in the High Income Portfolio:

                                 Principal
                     Acquisition   AmountAcquisition   Market
      Security            Date  (in 000's)      Cost    Value
    ---------------- --------------------------------------------
  Aftermarket Technology
    Corp.,
    12.0%, 8-1-2004      7/21/94      $500  $500,000  $516,250
                                            ========  ========
       The total market value of restricted securities represents approximately 0.71% of the total net assets in the High Income
       Portfolio at December 31, 1994.

  (F) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

  (G) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy:

  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

  See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  DECEMBER 31, 1994
                                  Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
  Assets                     -----------  ---------- -----------
    Investment securities--at
     value (Notes 1 and 3)  $276,809,531$218,844,527 $25,781,641
    Cash  ..............           6,687       4,431       1,384
    Receivables:
     Dividends and interest      567,231     332,243      42,859
     Fund shares sold  .         113,778     177,059     210,565
     Investment securities
       sold ............             ---     203,448         ---
    Prepaid insurance
     premium  ..........           3,991       2,819         182
                            ------------------------ -----------
       Total assets ....     277,501,218 219,564,527  26,036,631
  Liabilities               ------------------------ -----------
    Payable for investment
     securities purchased        548,125     610,437         ---
    Payable for Fund shares
     redeemed  .........         199,058     169,428       5,151
    Accrued accounting
     services fee  .....           4,167       4,167         833
    Other ..............          13,233       6,893      11,013
                            ------------------------ -----------
       Total liabilities         764,583     790,925      16,997
                            ------------------------ -----------
        Total net assets    $276,736,635$218,773,602 $26,019,634
  Net Assets                ======================== ===========
    $0.01 par value capital stock
     Capital stock  ....    $    469,159$    323,206 $    52,116
     Additional paid-in
       capital .........     285,885,078 202,539,201  26,652,623
    Accumulated undistributed
     gain (loss):
     Accumulated undistributed
       net investment income         ---         ---         ---
     Accumulated undistributed
       net realized loss on
       investment transactions
       and foreign currency
       transactions.....             ---    (462,851)    (21,009)
     Net unrealized appreciation
       (depreciation) of investments
       at end of period.      (9,617,602) 16,374,046    (664,096)
                            ------------------------ -----------
       Net assets applicable to
        outstanding units
        of capital  ....    $276,736,635$218,773,602 $26,019,634
                            ======================== ===========
  Net asset value, redemption
    and offering price per share $5.8986     $6.7689     $4.9926
                                 =======     =======     =======
  Capital shares outstanding  46,915,868  32,320,625   5,211,592
  Capital shares authorized  100,000,000 100,000,000 100,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  DECEMBER 31, 1994
                               Small Cap    BalancedMoney Market
                               Portfolio   Portfolio   Portfolio
  Assets                      ----------  ---------- -----------
    Investment securities--at
     value (Notes 1 and 3)   $16,029,163  $8,591,277 $27,624,021
    Cash  ..............           7,362       6,057      18,970
    Receivables:
     Dividends and interest        6,098      29,433      64,604
     Fund shares sold  .         110,867      69,600   3,480,604
     Investment securities
       sold ............             ---         ---         ---
    Prepaid insurance
     premium  ..........             182         182       1,506
                             -----------  ---------- -----------
       Total assets ....      16,153,672   8,696,549  31,189,705
  Liabilities                -----------  ---------- -----------
    Payable for investment
     securities purchased         66,102         ---         ---
    Payable for Fund shares
     redeemed  .........           4,142      23,625     373,894
    Accrued accounting
     services fee  .....             833         ---       1,667
    Other ..............           2,433       1,856       1,881
                             -----------  ---------- -----------
       Total liabilities          73,510      25,481     377,442
                             -----------  ---------- -----------
        Total net assets     $16,080,162  $8,671,068 $30,812,263
  Net Assets                 ===========  ========== ===========
    $0.01 par value capital stock
     Capital stock  ....     $    26,837  $   17,567 $   308,123
     Additional paid-in
       capital .........      14,745,046   8,892,153  30,504,140
    Accumulated undistributed
     gain (loss):
     Accumulated undistributed
       net investment income         ---         ---         ---
     Accumulated undistributed
       net realized loss on
       investment transactions
       and foreign currency
       transactions.....             ---      (3,218)        ---
     Net unrealized appreciation
       (depreciation) of investments
       at end of period.        1,308,279   (235,434)        ---
                             -----------  ---------- -----------
       Net assets applicable to
        outstanding units
        of capital  ....     $16,080,162  $8,671,068 $30,812,263
                             ===========  ========== ===========
  Net asset value, redemption
    and offering price per share $5.9918     $4.9359     $1.0000
                                 =======     =======     =======
  Capital shares outstanding   2,683,680   1,756,720  30,812,263
  Capital shares authorized  100,000,000 100,000,000 200,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  DECEMBER 31, 1994
                            Limited-Term        Bond High Income
                          Bond Portfolio   Portfolio   Portfolio
  Assets                   ------------------------- -----------
    Investment securities--at
     value (Notes 1 and 3)    $1,610,373 $72,576,052 $70,848,141
    Cash  ..............           4,791       7,680       5,708
    Receivables:
     Dividends and interest       32,608   1,432,762   1,553,672
     Fund shares sold  .             ---      21,190      69,923
     Investment securities
       sold ............             ---         ---     261,345
    Prepaid insurance
     premium  ..........             182       2,062       2,200
                              ---------- ----------- -----------
       Total assets ....       1,647,954  74,039,746  72,740,989
  Liabilities                 ---------- ----------- -----------
    Payable for investment
     securities purchased            ---         ---         ---
    Payable for Fund shares
     redeemed  .........           2,439      17,625      92,213
    Accrued accounting
     services fee  .....             ---       2,500       2,500
    Other ..............             369       2,771       2,601
                              ---------- ----------- -----------
       Total liabilities           2,808      22,896      97,314
                              ---------- ----------- -----------
        Total net assets      $1,645,146 $74,016,850 $72,643,675
  Net Assets                  ========== =========== ===========
    $0.01 par value capital stock
     Capital stock  ....      $    3,384 $   156,178 $   176,670
     Additional paid-in
       capital .........       1,689,449  81,936,702  78,205,135
    Accumulated undistributed
     gain (loss):
     Accumulated undistributed
       net investment income         ---         ---         ---
     Accumulated undistributed
       net realized loss on
       investment transactions
       and foreign currency
       transactions.....             ---  (3,479,696) (1,745,104)
     Net unrealized appreciation
       (depreciation) of investments
       at end of period.         (47,687) (4,596,334) (3,993,026)
                              ---------- ----------- -----------
       Net assets applicable to
        outstanding units
        of capital  ....      $1,645,146 $74,016,850 $72,643,675
                              ========== =========== ===========
  Net asset value, redemption
    and offering price per share $4.8611     $4.7393     $4.1118
                                 =======     =======     =======
  Capital shares outstanding     338,428  15,617,757  17,667,001
  Capital shares authorized  100,000,000 100,000,000 100,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended DECEMBER 31, 1994

                                  Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
                              ----------  ----------  ----------
  Investment Income
    Income:
     Interest  .........     $ 1,893,626  $  382,961    $158,020
     Dividends  ........       5,347,449   3,354,791      47,329
                             -----------  ----------    --------
       Total income ....       7,241,075   3,737,752     205,349
                             -----------  ----------    --------
    Expenses (Note 2):
     Investment management
       fee .............       1,813,171   1,374,533      63,291
     Accounting services
       fee .............          50,000      44,167       3,333
     Custodian fees  ...          38,479      21,378      30,318
     Audit fees  .......           7,101       5,540         ---
     Legal fees  .......           5,105       8,638       1,502
     Other  ............          40,985      35,239         288
                             -----------  ----------    --------
       Total expenses ..       1,954,841   1,489,495      98,732
                             -----------  ----------    --------
        Net investment income  5,286,234   2,248,257     106,617
                             -----------  ----------    --------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on investments  ...      14,371,377     684,147     (21,009)
    Unrealized appreciation
     (depreciation)in value
     of investments during
     the period  .......     (13,761,465) (6,030,073)   (664,096)
                             -----------  ----------    --------
       Net gain (loss) on
        investments ....         609,912  (5,345,926)   (685,105)
                             -----------  ----------    --------
        Net increase (decrease)
          in net assets
          resulting from
          operations ...     $ 5,896,146 $(3,097,669)  $(578,488)
                             ===========  ==========    ========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended DECEMBER 31, 1994

                               Small Cap    BalancedMoney Market
                               Portfolio   Portfolio   Portfolio
                              ----------  ----------  ----------
  Investment Income
    Income:
     Interest  .........      $  144,765    $ 64,909    $999,857
     Dividends  ........             292      38,828         ---
                              ----------    --------    --------
       Total income ....         145,057     103,737     999,857
                              ----------    --------    --------
    Expenses (Note 2):
     Investment management
       fee .............          36,355      15,489     116,644
     Accounting services
       fee .............           1,667         ---      10,833
     Custodian fees  ...           5,953       7,174      11,635
     Audit fees  .......             ---         ---       4,635
     Legal fees  .......           1,452       1,421         696
     Other  ............             283          43       3,980
                              ----------    --------    --------
       Total expenses ..          45,710      24,127     148,423
                              ----------    --------    --------
        Net investment income     99,347      79,610     851,434
                              ----------    --------    --------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on investments  ...          44,381      (3,218)        ---
    Unrealized appreciation
     (depreciation) in value
     of investments during
     the period  .......       1,308,279    (235,434)        ---
                              ----------    --------    --------
       Net gain (loss) on
        investments ....       1,352,660    (238,652)        ---
                              ----------    --------    --------
        Net increase (decrease)
          in net assets
          resulting from
          operations ...      $1,452,007   $(159,042)   $851,434
                              ==========    ========    ========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended DECEMBER 31, 1994

                            Limited-Term        Bond High Income
                          Bond Portfolio   Portfolio   Portfolio
                         ---------------  ----------  ----------
  Investment Income
    Income:
     Interest  .........         $57,386 $ 5,773,265  $7,220,542
     Dividends  ........             ---         ---      92,656
                                 ------- -----------  ----------
       Total income ....          57,386   5,773,265   7,313,198
                                 ------- -----------  ----------
    Expenses (Note 2):
     Investment management
       fee .............           4,712     424,370     494,237
     Accounting services
       fee .............             ---      30,000      30,000
     Custodian fees  ...           1,531      10,046       7,962
     Audit fees  .......             ---       4,977       4,766
     Legal fees  .......           1,404       1,595       1,511
     Other  ............             207      15,304      13,039
                                 ------- -----------  ----------
       Total expenses ..           7,854     486,292     551,515
                                 ------- -----------  ----------
        Net investment income     49,532   5,286,973   6,761,683
                                 ------- -----------  ----------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on investments  ...             455  (3,479,696) (1,428,391)
    Unrealized appreciation
     (depreciation) in value
     of investments during
     the period  .......         (47,687) (6,740,515) (7,299,167)
                                 ------- -----------  ----------
       Net gain (loss) on
        investments ....         (47,232)(10,220,211) (8,727,558)
                                 ------- -----------  ----------
        Net increase (decrease)
          in net assets
          resulting from
          operations ...         $ 2,300$( 4,933,238)$(1,965,875)
                                 ======= ===========  ==========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended DECEMBER 31, 1994

                                  Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase (Decrease) in Net Assets
    Operations:
     Net investment income  $  5,286,234$  2,248,257 $   106,617
     Realized net gain (loss)
       on investments ..      14,371,377     684,147     (21,009)
     Unrealized appreciation
       (depreciation) ..     (13,761,465) (6,030,073)   (664,096)
                            ------------------------ -----------
       Net increase (decrease)
         in net assets resulting
        from operations        5,896,146  (3,097,669)   (578,488)
                            ------------------------ -----------
    Dividends to shareholders from:*
     Net investment income    (5,286,234) (2,248,257)   (106,617)
     Realized gains on securities
       transactions ....     (14,154,374)        ---         ---
                            ------------------------ -----------
                             (19,440,608) (2,248,257)   (106,617)
                            ------------------------ -----------
    Capital share
     transactions**  ...      69,690,925  69,027,272  26,704,739
                            ------------------------ -----------
       Total increase
        (decrease) .....      56,146,463  63,681,346  26,019,634
  Net Assets
    Beginning of period      220,590,172 155,092,256         ---
                            ------------------------ -----------
    End of period ......    $276,736,635$218,773,602 $26,019,634
                            ======================== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                *See "Financial Highlights" on pages 121-129.
  **Shares issued from sale
    of shares ..........      11,752,596  11,914,285   5,355,035
  Shares issued from reinvest-
    ment of dividends and/or
    distributions ......       3,295,800     332,145      21,355
  Shares redeemed  .....      (3,733,563) (2,344,370)   (164,798)
                              ----------  ----------   ---------
  Increase in outstanding
    capital shares......      11,314,833   9,902,060   5,211,592
                              ==========  ==========   =========
  Value issued from sale
    of shares ..........     $73,683,884 $83,060,254 $27,436,654
  Value issued from reinvest-
    ment of dividends and/or
    distributions ......      19,440,608   2,248,256     106,617
  Value redeemed  ......     (23,433,567)(16,281,238)   (838,532)
                             ----------- ----------- -----------
  Increase in
    outstanding capital      $69,690,925 $69,027,272 $26,704,739
                             =========== =========== ===========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended DECEMBER 31, 1994

                               Small Cap    BalancedMoney Market
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase (Decrease) in Net Assets
    Operations:
     Net investment income   $    99,347  $   79,610 $   851,434
     Realized net gain (loss)
       on investments ..          44,381      (3,218)        ---
     Unrealized appreciation
       (depreciation) ..       1,308,279    (235,434)        ---
                             -----------  ---------- -----------
       Net increase (decrease)
        in net assets resulting
        from operations        1,452,007    (159,042)    851,434
                             -----------  ---------- -----------
    Dividends to shareholders from:*
     Net investment income       (99,347)    (79,610)   (851,434)
     Realized gains on securities
       transactions ....         (44,381)        ---         ---
                             -----------  ---------- -----------
                                (143,728)    (79,610)   (851,434)
                             -----------  ---------- -----------
    Capital share
     transactions**  ...      14,771,883   8,909,720   4,812,395
                             -----------  ---------- -----------
       Total increase
        (decrease)   ...      16,080,162   8,671,068   4,812,395
  Net Assets
    Beginning of period              ---         ---  25,999,868
                             -----------  ---------- -----------
    End of period ......     $16,080,162  $8,671,068 $30,812,263
                             ===========  ========== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                *See "Financial Highlights" on pages 121-129.
  **Shares issued from sale
    of shares ..........       2,722,519   1,795,318 183,043,231
  Shares issued from reinvest-
    ment of dividends and/or
    distributions ......          23,987      16,128     851,433
  Shares redeemed  .....         (62,826)    (54,726)(179,082,269)
                               ---------   --------- -----------
  Increase in outstanding
     capital shares ....       2,683,680   1,756,720   4,812,395
                               =========   =========  ==========
  Value issued from sale
    of shares ..........     $14,980,266  $9,104,454$183,043,231
  Value issued from reinvest-
    ment of dividends and/or
    distributions ......         143,729      79,610     851,433
  Value redeemed  ......        (352,112)   (274,344)(179,082,269)
                             -----------  ----------------------
  Increase in
    outstanding capital      $14,771,883  $8,909,720$  4,812,395
                             ===========  ======================


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended DECEMBER 31, 1994

                            Limited-Term        Bond High Income
                          Bond Portfolio   Portfolio   Portfolio
                          -------------- ----------- -----------
  Increase (Decrease) in Net Assets
    Operations:
     Net investment income    $   49,532 $ 5,286,973 $ 6,761,683
     Realized net gain (loss)
       on investments ..             455  (3,479,696) (1,428,391)
     Unrealized appreciation
       (depreciation) ..         (47,687) (6,740,515) (7,299,167)
                              ---------- ----------- -----------
       Net increase (decrease)
        in net assets resulting
        from operations            2,300  (4,933,238) (1,965,875)
                              ---------- ----------- -----------
    Dividends to shareholders
     from:*
     Net investment income       (49,532) (5,286,973) (6,761,683)
     Realized gains on securities
       transactions ....            (455)        ---         ---
                              ---------- ----------- -----------
                                 (49,987) (5,286,973) (6,761,683)
                              ---------- ----------- -----------
    Capital share
     transactions** ....       1,692,833   2,510,419  10,105,884
                              ---------- ----------- -----------
       Total increase
        (decrease)  ....       1,645,146  (7,709,792)  1,378,326
  Net Assets
    Beginning of period              ---  81,726,642  71,265,349
                              ---------- ----------- -----------
    End of period ......      $1,645,146 $74,016,850 $72,643,675
                              ========== =========== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                *See "Financial Highlights" on pages 121-129.
  **Shares issued from sale
    of shares ..........         331,301   3,002,124   3,768,168
  Shares issued from reinvest-
    ment of dividends and/or
    distributions ......          10,283   1,081,257   1,593,245
  Shares redeemed  .....          (3,156) (3,587,525) (3,062,321)
                                 -------   ---------   ---------
  Increase in outstanding
    capital shares .....         338,428     495,856   2,299,092
                                 =======   =========   =========
  Value issued from sale
    of shares ..........      $1,658,566 $15,437,912 $16,942,683
  Value issued from reinvest-
    ment of dividends and/or
    distributions ......          49,987   5,286,973   6,761,683
  Value redeemed  ......         (15,720)(18,214,466)(13,598,482)
                              ---------- ----------- -----------
  Increase in
    outstanding capital       $1,692,833 $ 2,510,419 $10,105,884
                              ========== =========== ===========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Fiscal Year Ended DECEMBER 31, 1993

                                  Growth      Income
                               Portfolio   Portfolio
                             ----------- -----------
  Increase in Net Assets
    Operations:
     Net investment income  $  1,680,381$  1,435,262
     Realized net gain (loss)
       on investments ..      23,645,698  (1,146,998)
     Unrealized appreciation
       (depreciation) ..      (3,724,710) 16,703,139
                            ------------------------
       Net increase in net
        assets resulting
        from operations       21,601,369  16,991,403
                            ------------------------
    Dividends to shareholders:*
     From net investment
       income...........      (1,680,381) (1,435,262)
     From realized net gain on
       investment transactions(23,645,698)       ---
     In excess of realized net
       gain from investment
       transactions ....        (217,003)        ---
                            ------------------------
                             (25,543,082) (1,435,262)
                            ------------------------
    Capital share
     transactions** ....     102,168,632  74,508,737
                            ------------------------
       Total increase ..      98,226,919  90,064,878
  Net Assets
    Beginning of period      122,363,253  65,027,378
                            ------------------------
    End of period ......    $220,590,172$155,092,256
                            ========================
     Undistributed net
       investment income            $---        $---
                                    ====        ====
                *See "Financial Highlights" on pages 121-129.
  **Shares issued from sale
    of shares ..........      13,254,238  12,309,850
  Shares issued from reinvest-
    ment of dividends and/or
    distributions.......       4,122,379     207,468
  Shares redeemed  .....      (1,670,417) (1,022,164)
                              ----------  ----------
  Increase in outstanding
    capital shares......      15,706,200  11,495,154
                              ==========  ==========
  Value issued from sale
    of shares ..........    $ 87,620,284 $79,652,858
  Value issued from reinvest-
    ment of dividends and/or
    distributions.......      25,543,082   1,435,262
  Value redeemed  ......     (10,994,734) (6,579,383)
                            ------------ -----------
  Increase in outstanding
    capital ............    $102,168,632 $74,508,737
                            ============ ===========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Fiscal Year Ended DECEMBER 31, 1993

                            Money Market        Bond High Income
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase in Net Assets
    Operations:
     Net investment income   $   624,768 $ 3,976,047 $ 4,820,553
     Realized net gain (loss)
       on investments ..             ---   2,377,676     776,421
     Unrealized appreciation
       (depreciation) ..             ---     584,399   3,303,758
                             ----------- ----------- -----------
       Net increase in net
        assets resulting
        from operations          624,768   6,938,122   8,900,732
                             ----------- ----------- -----------
    Dividends to shareholders:*
     From net investment income (624,768) (3,976,047) (4,820,553)
     From realized net gain on
       investment transactions        --- (2,377,676)         ---
     In excess of realized net
       gain from investment
       transactions ....              ---         ---         ---
                             ----------- ----------- -----------
                                (624,768) (6,353,723) (4,820,553)
                             ----------- ----------- -----------
    Capital share transactions**2,004,876 31,714,436  25,728,675
                             ----------- ----------- -----------
       Total increase ..       2,004,876  32,298,835  29,808,854
  Net Assets
    Beginning of period       23,994,992  49,427,807  41,456,495
                             ----------- ----------- -----------
    End of period ......     $25,999,868 $81,726,642 $71,265,349
                             =========== =========== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                *See "Financial Highlights" on pages 121-129.
  **Shares issued from sale
    of shares ..........     188,336,077   5,709,768   6,007,488
  Shares issued from reinvest-
    ment of dividends and/or
    distributions.......         624,768   1,156,980   1,068,165
  Shares redeemed  .....    (186,955,969) (1,137,054) (1,374,357)
                             -----------   ---------   ---------
  Increase in outstanding
    capital shares......       2,004,876   5,729,694   5,701,296
                             ===========   =========   =========
  Value issued from sale
    of shares ..........    $188,336,077 $31,672,885 $27,116,169
  Value issued from reinvest-
    ment of dividends and/or
    distributions.......         624,768   6,353,723   4,820,553
  Value redeemed  ......    (186,955,969) (6,312,172) (6,208,047)
                            ------------ ----------- -----------
  Increase in outstanding
    capital ............    $  2,004,876 $31,714,436 $25,728,675
                            ============ =========== ===========


                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE GROWTH PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                            THE GROWTH PORTFOLIO

                                                     For the fiscal year ended December 31,
                         --------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ...........     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.1211      0.0537      0.1013      0.1229      0.1661      0.1611      0.1539      0.0523
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.0268      0.8087      1.0653      1.6636     (0.4546)     1.2150      0.4944     (0.2154)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      0.1479      0.8624      1.1666      1.7865     (0.2885)     1.3761      0.6483     (0.1631)
                         -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income .........     (0.1211)    (0.0537)    (0.1013)    (0.1229)    (0.1661)    (0.1611)    (0.1539)    (0.0523)
  Distribution from
    capital gains ..     (0.3244)    (0.7569)    (0.5121)    (1.0142)    (0.0000)    (0.7962)    (0.2953)    (0.0000)
  Distribution in
    excess of capital
    gains ..........     (0.0000)    (0.0061)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.4455)    (0.8167)    (0.6134)    (1.1371)    (0.1661)    (0.9573)    (0.4492)    (0.0523)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $5.8986     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return .......      2.39%      14.02%      20.84%      36.10%      -5.34%      27.61%      13.55%      -6.86%
Net assets, end of
  period (000
  omitted) .........    $276,737    $220,590    $122,363     $69,044     $37,440     $28,510     $14,521      $5,636
Ratio of expenses
  to average net
  assets ...........      0.77%       0.78%       0.80%       0.86%       0.86%       0.85%       0.96%       0.91%
Ratio of net investment
  income to average
  net assets .......      2.07%       1.01%       2.00%       2.43%       3.58%       3.40%       3.79%       4.92%
Portfolio turnover
  rate .............    277.36%     297.81%     225.87%     316.72%     331.15%     344.71%     278.57%     127.80%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.


                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE INCOME PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                                     For the fiscal year ended
                                            December 31,
                                   -------------------------------
                                    1994    1993     1992   1991*
                                 ------- -------  -------  -------
  Net asset value,
    beginning of
    period ...........           $6.9180  $5.9530 $5.3158  $5.0000
                                 ------- -------  -------  -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0702   0.0651  0.0803   0.0633
    Net realized and
     unrealized gain (loss)
     on investments  .           (0.1490)  0.9650  0.6496   0.3158
                                 ------- -------  -------  -------
  Total from investment
    operations .......           (0.0788)  1.0301  0.7299   0.3791
                                 ------- -------  -------  -------
  Less distributions:
    Dividends from net
     investment
     income  .........           (0.0703) (0.0651)(0.0803) (0.0633)
    Distribution from
     capital gains ...           (0.0000) (0.0000)(0.0124) (0.0000)
                                 ------- -------  -------  -------
  Total distributions            (0.0703) (0.0651)(0.0927) (0.0633)
                                 ------- -------  -------  -------
  Net asset value,
    end of period ....           $6.7689  $6.9180 $5.9530  $5.3158
                                 ======= =======  =======  =======
  Total return .......           -1.14%   17.30%  13.78%   17.43%
  Net assets, end of
    period (000
    omitted) .........        $218,774 $155,092 $65,027  $15,640
  Ratio of expenses
    to average net
    assets............            0.77%    0.79%   0.85%    0.89%
  Ratio of net investment
    income to average
    net assets .......            1.16%    1.36%   1.78%    2.47%
  Portfolio turnover
    rate .............           23.32%   18.38%  15.74%    4.41%

    *The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE INTERNATIONAL PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                               For the
                               period
                               ended
                               12/31/94*
                                ----------
  Net asset value,
    beginning of
    period ...........           $5.0000
                                 -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0207
    Net realized and
     unrealized loss
     on investments  .           (0.0074)
                                 -------
  Total from investment
    operations .......            0.0133

  Less dividends from net
     investment
     income  .........           (0.0207)
                                 -------
  Net asset value,
    end of period ....           $4.9926
                                 =======
  Total return .......            0.26%
  Net assets, end of
    period (000
    omitted) .........         $26,020
  Ratio of expenses
    to average net
    assets............            1.26%
  Ratio of net investment
    income to average
    net assets .......            1.37%
  Portfolio turnover
    rate .............           23.23%

   *The International Portfolio's inception date is April 28, 1994;
     however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE SMALL CAP PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                               For the
                               period
                               ended
                               12/31/94*
                               ----------
  Net asset value,
    beginning of
    period ...........           $5.0000
                                 -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0376
    Net realized and
     unrealized gain
     on investments  .            1.0086
                                 -------
  Total from investment
    operations .......            1.0462
                                 -------
  Less distributions:
    Dividends from net
     investment income           (0.0376)
    Distribution from
     capital gains ...           (0.0168)
                                 -------
  Total distributions            (0.0544)
                                 -------
  Net asset value,
    end of period ....           $5.9918
                                 =======
  Total return .......           20.92%
  Net assets, end of
    period (000
    omitted) .........         $16,080
  Ratio of expenses
    to average net
    assets............            1.08%
  Ratio of net investment
    income to average
    net assets .......            2.35%
  Portfolio turnover
    rate .............           21.61%

   *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE BALANCED PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                               For the
                               period
                               ended
                               12/31/94*
                               ----------
  Net asset value,
    beginning of
    period ...........           $5.0000
                                 -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0460
    Net realized and
     unrealized loss
     on investments  .           (0.0641)
                                 -------
  Total from investment
    operations .......           (0.0181)
  Less dividends from net
     investment
     income  .........           (0.0460)
                                 -------
  Net asset value,
    end of period ....           $4.9359
                                 =======
  Total return .......           -0.37%
  Net assets, end of
    period (000
    omitted) .........          $8,671
  Ratio of expenses
    to average net
    assets............            0.95%
  Ratio of net investment
    income to average
    net assets .......            3.14%
  Portfolio turnover
    rate .............           19.74%

    *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE MONEY MARKET PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                                                       For the fiscal year ended December 31,
                        ---------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        -----
Net asset value,
  beginning of
  period ..........      $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Net investment
  income ..........       0.0368      0.0260      0.0324      0.0536      0.0753      0.0852      0.0677      0.0297
Less dividends
  declared ........      (0.0368)    (0.0260)    (0.0324)    (0.0536)    (0.0753)    (0.0852)    (0.0677)    (0.0297)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ...      $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return ......       3.72%       2.63%       3.29%       5.49%       7.82%       8.91%       7.37%       6.57%
Net assets, end of
  period (000
  omitted) ........      $30,812     $26,000     $23,995     $19,797     $16,870     $11,753      $8,711      $5,868
Ratio of expenses
  to average net
  assets ..........       0.65%       0.65%       0.65%       0.76%       0.79%       0.78%       0.94%       0.89%
Ratio of net investment
  income to average
  net assets ......       3.72%       2.61%       3.17%       5.33%       7.52%       8.49%       6.84%       6.81%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.


                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE LIMITED-TERM BOND PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                               For the
                               period
                               ended
                               12/31/94*
                               ----------
  Net asset value,
    beginning of
    period ...........           $5.0000
                                 -------
  Income from investment
    operations:
    Net investment
     income  .........            0.1507
    Net realized and
     unrealized loss
     on investments  .           (0.1375)
                                 -------
  Total from investment
    operations .......            0.0132
                                 -------
  Less distributions:
    Dividends from net
     investment
     income  .........           (0.1507)
    Distribution from
     capital gains  ..           (0.0014)
                                 -------
  Total distributions            (0.1521)
                                 -------
  Net asset value,
    end of period ....           $4.8611
                                 =======
  Total return .......            0.26%
  Net assets, end of
    period (000
    omitted) .........          $1,645
  Ratio of expenses
    to average net
    assets............            0.93%
  Ratio of net investment
    income to average
    net assets .......            5.89%
  Portfolio turnover
    rate .............           93.83%

    *The Limited-Term Bond Portfolio's inception date is April 28, 1994;
     however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE BOND PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                                                    For the fiscal year ended December 31,
                        ---------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ..........      $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income ........       0.3507      0.3334      0.3643      0.3867      0.4025      0.4155      0.4088      0.1861
  Net realized and
    unrealized gain
    (loss) on
    investments ...      (0.6652)     0.3046      0.0216      0.3771     (0.0715)     0.1397     (0.0394)    (0.0249)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations ......      (0.3145)     0.6380      0.3859      0.7638      0.3310      0.5552      0.3694      0.1612
                         -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income ........      (0.3507)    (0.3334)    (0.3643)    (0.3867)    (0.4025)    (0.4155)    (0.4088)    (0.1861)
  Distribution from
    capital gains .      (0.0000)    (0.1627)    (0.0251)    (0.0644)    (0.0000)    (0.0000)    (0.0000)    (0.0505)
                         -------     -------     -------     -------     -------     -------     -------     -------
  Total distributions    (0.3507)    (0.4961)    (0.3894)    (0.4511)    (0.4025)    (0.4155)    (0.4088)    (0.2366)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ...      $4.7393     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return ......      -5.90%      12.37%       7.67%      16.19%       7.03%      11.82%       7.74%       7.20%
Net assets, end of
  period (000
  omitted) ........      $74,017     $81,727     $49,428     $29,112     $16,464     $11,530      $6,465      $2,923
Ratio of expenses
  to average net
  assets ..........       0.62%       0.62%       0.64%       0.72%       0.78%       0.81%       0.96%       0.79%
Ratio of net investment
  income to average
  net assets ......       6.73%       6.01%       6.91%       7.65%       8.05%       8.34%       8.17%       8.96%
Portfolio turnover
  rate ............     135.82%      68.75%      44.32%      52.50%      51.50%      42.83%      29.18%     187.93%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.


                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE HIGH INCOME PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:

                                                      For the fiscal year ended December 31,
                        ---------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ...........     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.4106      0.3899      0.4050      0.4368      0.4346      0.5810      0.5263      0.2425
  Net realized and
    unrealized gain
    (loss) on
    investments ....     (0.5255)     0.3487      0.2116      0.6703     (0.7221)    (0.7549)     0.1595     (0.2667)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......     (0.1149)     0.7386      0.6166      1.1071     (0.2875)    (0.1739)     0.6858     (0.0242)
                         -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from
    net investment
    income .........     (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5263)    (0.2425)
  Distribution from
    capital gains ..     (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0091)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5354)    (0.2425)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $4.1118     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     -2.55%      17.90%      15.70%      34.19%      -7.44%      -4.19%      15.14%      -0.99%
Net assets, end of
  period (000
  omitted) .........     $72,644     $71,265     $41,456     $24,394     $13,868     $15,717     $12,779      $4,521
Ratio of expenses
  to average net
  assets ...........      0.74%       0.75%       0.77%       0.87%       0.90%       0.82%       0.91%       0.79%
Ratio of net investment
  income to average
  net assets .......      9.03%       8.66%       9.48%      11.32%      11.55%      12.54%      10.85%      10.70%
Portfolio turnover
  rate .............     37.86%      54.22%      60.79%      34.00%      12.21%      74.97%      46.75%       7.09%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 1994

  NOTE 1 -- Significant Accounting Policies

       TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the nine classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using NASDAQ (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

  B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

  C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

  D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

  E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date.
       Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

  NOTE 2 -- Investment Management And Payments To Affiliated Persons

       The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio - .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $725.4 million of combined net assets at December 31, 1994) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

       Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed
  Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

       The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                           Accounting Services Fee
                    Average
                 Net Asset Level                  Annual Fee
            (all dollars in millions)     Rate for Each Portfolio
            --------------------------    -----------------------
            From $    0  to $   10                  $      0
            From $   10  to $   25                  $ 10,000
            From $   25  to $   50                  $ 20,000
            From $   50  to $  100                  $ 30,000
            From $  100  to $  200                  $ 40,000
            From $  200  to $  350                  $ 50,000
            From $  350  to $  550                  $ 60,000
            From $  550  to $  750                  $ 70,000
            From $  750  to $1,000                  $ 85,000
                 $1,000 and Over                    $100,000

       The Fund paid Directors' fees of $21,273.

       W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

  NOTE 3 -- Investment Security Transactions

       Investment securities transactions for the year ended December 31, 1994, are summarized as follows:

                                      Growth        Income International
                                   Portfolio     Portfolio     Portfolio
                                 -----------     ---------     ---------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                  $610,720,993  $110,216,798   $15,533,923
  Purchases of U.S. Government
     securities                          ---           ---           ---
  Purchases of short-term
    securities                   587,088,754   122,085,281   123,647,756
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities        599,584,276    43,252,090     1,220,081
  Proceeds from maturities
    and sales of U.S.
    Government securities                ---           ---           ---
  Proceeds from maturities
    and sales of short-term
    securities                   541,578,604   119,015,514   111,641,229

                                   Small Cap   BalancedMoney Market
                                   Portfolio  Portfolio  Portfolio
                                 -----------  ---------  ---------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                    $5,949,448 $5,205,411        $---
  Purchases of U.S. Government
     securities                          ---    558,734         ---
  Purchases of short-term
    securities                    97,663,698 42,037,927 301,240,425
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities            393,563    358,207         ---
  Proceeds from maturities
    and sales of U.S.
    Government securities                ---        ---         ---
  Proceeds from maturities
    and sales of short-term
    securities                    88,681,760 38,660,425 303,613,144

                                    Limited-                  High
                                   Term Bond       Bond     Income
                                   Portfolio  Portfolio  Portfolio
                                 -----------  ---------  ---------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                    $1,272,587$68,447,930 $32,290,564
  Purchases of U.S. Government
     securities                      972,063 39,942,617         ---
  Purchases of short-term
    securities                     3,157,000 62,965,209  51,306,202
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities             52,702 61,694,962  26,035,941
  Proceeds from maturities
    and sales of U.S.
    Government securities            688,031 40,410,384         ---
  Proceeds from maturities
    and sales of short-term
    securities                     3,111,930 66,437,462  48,207,575

       For Federal income tax purposes, cost of investments owned at
  December 31, 1994 and the related unrealized appreciation (depreciation)
  were as follows:
                                                                      Aggregate
                                  Cost    Appreciation Depreciation Appreciation
                              --------------------------------------------------
Growth Portfolio              $286,427,133 $5,310,898 $(14,928,500) $(9,617,602)
Income Portfolio               202,473,404 22,487,056   (6,115,933)  16,371,123
International Portfolio         26,445,737    529,294   (1,193,390)    (664,096)
Small Cap Portfolio             14,720,884  1,448,308     (140,029)   1,308,279
Balanced Portfolio               8,826,711     98,975     (334,409)    (235,434)
Money Market Portfolio          27,624,021          0            0            0
Limited-Term Bond Portfolio      1,658,060          0      (47,687)     (47,687)
Bond Portfolio                  77,172,386     68,638   (4,664,972)  (4,596,334)
High Income Portfolio           74,841,167    852,083   (4,845,109)  (3,993,026)

  NOTE 4 -- Federal Income Tax Matters

       The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Growth, Small Cap and Limited-Term Bond Portfolios realized capital gain net income of $14,154,374, $44,381 and $455, respectively, during the year ended December 31, 1994. The capital gain net income was paid to shareholders during the year ended December 31, 1994. For Federal income tax purposes the Income Portfolio realized capital gain net income of $685,306 during the year ended December 31, 1994. These capital gains were entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of Income Portfolio aggregated $459,928 at December 31, 1994, and are available to offset future realized capital gain net income through December 31, 2001. For Federal income tax purposes, Bond, High Income, Balanced and International Portfolios realized capital losses of $3,479,696, $1,428,392, $3,218 and $21,009, respectively, during the year ended December 31, 1994. These amounts are available to offset future realized capital gain net income through December 31, 2002. In addition, the High Income Portfolio has $316,713 in capital loss carryforwards from prior years, which are available to offset future realized capital gain net income through December 31, 1999.

  Note 5 -- Organization

       The inception date of the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, and the Limited-Term Bond Portfolio is April 28, 1994; however, these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, May 3, 1994. The statement of operations and the statement of changes in net assets for the remaining Portfolios are for the fiscal year ended December 31, 1994.

  REPORT OF INDEPENDENT ACCOUNTANTS

  To the Board of Directors and Shareholders of TMK/United Funds, Inc.

  In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios comprising TMK/United Funds, Inc., issuer of the respective nine classes of capital shares (Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Money Market Portfolio, Limited-Term Bond Portfolio, Bond Portfolio and High Income Portfolio) at December 31, 1994, the results of their operations, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



  PRICE WATERHOUSE LLP
  Kansas City, Missouri
  January 31, 1995

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS
  Banks and Savings and Loans - 14.85%
    Ahmanson (H. F.) & Company ..............    75,000$  1,650,000
    Bank of Boston Corporation ..............    50,000   1,875,000
    BankAmerica Corporation .................    75,000   3,946,875
    Barnett Banks, Inc. .....................    50,000   2,562,500
    BayBanks, Inc. ..........................    25,000   1,984,375
    Boatmen's Bancshares, Inc. ..............   100,000   3,518,700
    Brooklyn Bancorp, Inc.* .................    79,200   2,653,200
    California Federal Bank, F.S.B.* ........   150,000   1,968,750
    Calumet Bancorp, Inc.* ..................    25,000     671,875
    Chemical Banking Corporation ............    80,000   3,780,000
    City National Corporation ...............   125,000   1,421,875
    Compass Bancshares, Inc. ................    75,000   2,151,525
    Crestar Financial Corporation ...........    50,000   2,450,000
    Dime Bancorp, Inc.*......................   100,000   1,000,000
    First Fidelity Bancorporation ...........    50,000   2,950,000
    Great Western Financial Corporation .....    75,000   1,546,875
    Midlantic Corporation ...................   200,000   7,975,000
    Northern Trust Corporation ..............    75,000   3,000,000
    Roosevelt Financial Group, Inc. .........   200,000   3,325,000
     Total  .................................            50,431,550

  Biotechnology and Medical Services - 1.50%
    Centocor, Inc.* .........................   200,000   2,875,000
    Ventritex, Inc.* ........................    35,600     598,507
    Zoll Medical Corporation* ...............   125,000   1,609,375
     Total  .................................             5,082,882

  Building - 0.43%
    United Dominion Realty Trust, Inc. ......   100,000   1,475,000

  Chemicals Major - 2.02%
    du Pont (E.I.) de Nemours and Company ...   100,000   6,875,000

  Chemicals Specialty and Miscellaneous Technology - 1.90%
    Geon Company (The) ......................   130,000   3,737,500
    IMC Global, Inc. ........................    50,000   2,706,250
     Total  .................................             6,443,750

  Computers and Office Equipment - 10.07%
    Adobe Systems Incorporated ..............    70,000   4,077,500
    America Online, Inc.* ...................    85,000   3,718,750
    Automatic Data Processing, Inc. .........    70,000   4,401,250
    Broderbund Software, Inc.* ..............    40,000   2,545,000
    General Motors Corporation, Class E .....   185,000   8,047,500
    HBO & Company ...........................    50,000   2,731,250


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Computers and Office Equipment (Continued)
    Inference Corporation, Class A*..........    10,500$    148,313
    NETCOM On-Line Communication Services,
     Inc.*  .................................    30,000     770,610
    Oracle Systems Corporation*..............   125,000   4,820,250
    Seagate Technology, Inc.*................    75,000   2,943,750
     Total  .................................            34,204,173

  Drugs and Hospital Supply - 8.31%
    Baxter International Inc. ...............   100,000   3,637,500
    Bristol-Myers Squibb Company ............    70,000   4,768,750
    Merck & Co., Inc. .......................   150,000   7,350,000
    Schering-Plough Corporation .............    83,600   3,688,850
    SmithKline Beecham plc, ADR .............   100,000   4,525,000
    United States Surgical Corporation ......   100,000   2,087,500
    Warner-Lambert Company ..................    25,000   2,159,375
     Total  .................................            28,216,975

  Electrical Equipment - 1.05%
    Emerson Electric Co. ....................    50,000   3,575,000

  Electronics - 11.90%
    Analog Devices, Inc.* ...................    75,000   2,550,000
    Applied Materials, Inc.* ................    40,000   3,460,000
    Cascade Communications Corp.* ...........    40,000   1,725,000
    cisco Systems, Inc.* ....................    75,000   3,792,150
    Digital Link Corporation* ...............    75,000   2,146,875
    Hewlett-Packard Company .................    50,000   3,725,000
    Intel Corporation .......................   120,000   7,597,440
    LSI Logic Corporation* ..................    45,000   1,760,625
    Micron Technology, Inc. .................    75,000   4,115,625
    Silicon Valley Group, Inc.* .............    75,000   2,723,400
    Summa Four, Inc.* .......................   125,000   3,484,375
    Texas Instruments Incorporated ..........    25,000   3,346,875
     Total  .................................            40,427,365

  Financial - 2.15%
    Federal National Mortgage Association ...    30,000   2,831,250
    First USA, Inc. .........................    40,000   1,775,000
    Regional Acceptance Corporation* ........   150,000   2,700,000
     Total  .................................             7,306,250

  Food and Related - 1.01%
    Ralcorp Holdings* .......................   150,000   3,431,250


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value
  COMMON STOCKS (Continued)
  Hospital Management - 2.51%
    Columbia/HCA Healthcare Corporation .....   100,000$  4,325,000
    Quorum Health Group, Inc.* ..............   100,000   2,006,200
    Sierra Health Services, Inc.* ...........    89,300   2,187,850
     Total  .................................             8,519,050

  Household Products - 1.35%
    Procter & Gamble Company (The) ..........    25,000   1,796,875
    Rubbermaid Incorporated .................   100,000   2,775,000
     Total  .................................             4,571,875

  Insurance - 6.13%
    Chubb Corporation (The) .................    50,000   4,006,250
    First Colony Corporation ................   125,000   3,000,000
    National Re Corporation .................    93,100   3,118,850
    PMI Group, Inc. (The) ...................    40,600   1,761,025
    St. Paul Companies, Inc. (The) ..........   100,000   4,925,000
    TIG Holdings, Inc. ......................   175,000   4,025,000
     Total  .................................            20,836,125

  Leisure Time - 7.79%
    Boston Chicken, Inc.* ...................    75,000   1,814,025
    Capital Cities/ABC, Inc. ................    25,000   2,700,000
    Comcast Corporation, Class A ............   300,000   5,568,600
    Tele-Communications, Inc., Class A* .....   200,000   4,687,400
    Time Warner Incorporated ................   100,000   4,112,500
    Viacom Inc., Class B* ...................   125,000   5,796,875
    Wendy's International, Inc. .............   100,000   1,787,500
     Total  .................................            26,466,900

  Machinery - 0.72%
    Keystone International, Inc. ............   125,000   2,453,125

  Multi-Industry - 3.53%
    Berkshire Hathaway Inc.* ................        10     234,500
    ITT Corporation .........................   100,000  11,750,000
     Total  .................................            11,984,500

  Paper - 4.33%
    Bowater Incorporated ....................   150,000   6,731,250
    Champion International Corporation ......    30,000   1,563,750
    James River Corporation of Virginia .....   125,000   3,453,125
    Mead Corporation (The)* .................    50,000   2,968,750
     Total  .................................            14,716,875

  Publishing and Advertising - 0.67%
    News Corporation Limited (The), ADR .....   100,000   2,262,500

  Railroads - 1.92%
    Conrail Inc. ............................    75,000   4,171,875
    Southern Pacific Rail Corporation* ......   150,000   2,362,500
     Total  .................................             6,534,375


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE GROWTH PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Retailing - 2.82%
    Borders Group, Inc.* ....................   236,000$  3,392,500
    Charming Shoppes Inc. ...................   100,000     531,200
    Family Dollar Stores, Inc. ..............   225,000   3,318,750
    Mercantile Stores Company, Inc. .........    50,000   2,325,000
     Total  .................................             9,567,450

  Services, Consumer and Business - 0.91%
    Block (H & R), Inc. .....................    75,000   3,084,375

  Telecommunications - 8.50%
    ADC Telecommunications, Inc.* ...........    31,500   1,122,187
    AirTouch Communications* ................   125,000   3,562,500
    Ascend Communications, Inc.* ............    40,000   2,025,000
    AT&T Corporation ........................   150,000   7,968,750
    MCI Communications Corporation ..........   200,000   4,387,400
    MFS Communications Company, Inc.* .......   125,000   4,000,000
    Nokia Corporation, ADS ..................    50,000   2,981,250
    Ortel Corporation* ......................   190,200   2,805,450
     Total  .................................            28,852,537

  TOTAL COMMON STOCKS - 96.37%                         $327,318,882
    (Cost: $306,926,055)

  PREFERRED STOCKS - 0.90%
  Building
    National Health Investors, Inc.,
     Convertible  ...........................   125,000$  3,062,500
    (Cost: $3,048,040)

  TOTAL SHORT-TERM SECURITIES - 2.59%                  $  8,791,976
    (Cost: $8,791,976)

  TOTAL INVESTMENT SECURITIES - 99.86%                 $339,173,358
    (Cost: $318,766,071)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%         460,500

  NET ASSETS - 100.00%                                 $339,633,858


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS
  Aerospace - 1.42%
    Boeing Company (The) ....................    44,500$  2,786,813
    Sundstrand Corporation ..................    21,000   1,254,750
     Total  .................................             4,041,563

  Airlines - 2.66%
    AMR Corporation* ........................    28,000   2,089,500
    Southwest Airlines Co. ..................   162,000   3,867,750
    USAir Group, Inc.* ......................   139,000   1,615,875
     Total  .................................             7,573,125

  Automotive - 5.40%
    Chrysler Corporation ....................    75,500   3,614,563
    Dana Corporation ........................    53,000   1,517,125
    Eaton Corporation .......................    35,000   2,034,375
    Ford Motor Company ......................   130,500   3,882,375
    General Motors Corporation ..............    69,500   3,257,813
    Magna International Inc., Class A .......    24,500   1,081,062
     Total  .................................            15,387,313

  Banks and Savings and Loans - 2.55%
    Citicorp ................................    52,000   3,009,500
    First Bank System, Inc. .................    35,000   1,435,000
    First Interstate Bancorp ................    21,000   1,685,250
    Midlantic Corporation ...................    28,000   1,116,500
     Total  .................................             7,246,250

  Beverages - 1.08%
    PepsiCo, Inc. ...........................    67,500   3,079,687

  Biotechnology and Medical Services - 1.35%
    Centocor, Inc.* .........................    14,000     201,250
    Medtronic, Inc. .........................    28,000   2,159,500
    Ventritex, Inc.* ........................    89,000   1,496,268
     Total  .................................             3,857,018

  Building - 6.71%
    Armstrong World Industries, Inc. ........    62,500   3,132,813
    Centex Corporation ......................   134,400   3,796,800
    Georgia-Pacific Corporation .............    29,500   2,559,125
    Louisiana-Pacific Corporation ...........    70,000   1,837,500
    Pulte Corporation .......................   148,900   4,169,200
    Temple-Inland Inc. ......................    24,500   1,166,812
    Weyerhaeuser Company ....................    52,000   2,450,500
     Total  .................................            19,112,750


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Chemicals Major - 6.51%
    Air Products and Chemicals, Inc. ........    70,000$  3,902,500
    Albemarle Corporation ...................    72,800   1,137,500
    Dow Chemical Company (The) ..............    17,500   1,257,812
    du Pont (E.I.) de Nemours and Company ...    68,500   4,709,375
    PPG Industries, Inc. ....................    87,000   3,741,000
    Praxair, Inc. ...........................    69,500   1,737,500
    Union Carbide Corporation ...............    61,000   2,035,875
     Total  .................................            18,521,562

  Chemicals Specialty and Miscellaneous Technology - 3.77%
    Geon Company (The) ......................   100,600   2,892,250
    IMC Global, Inc. ........................    29,400   1,591,275
    Polaroid Corporation ....................    97,500   3,973,125
    Xerox Corporation .......................    19,500   2,286,375
     Total  .................................            10,743,025

  Computers and Office Equipment - 4.57%
    Computer Associates International, Inc. .    17,500   1,185,625
    General Motors Corporation, Class E .....    75,800   3,297,300
    International Business Machines
     Corporation  ...........................    35,000   3,360,000
    Microsoft Corporation* ..................    21,000   1,899,177
    Oracle Systems Corporation* .............    84,700   3,266,201
     Total  .................................            13,008,303

  Consumer Electronics and Appliances - 1.36%
    Harman International Industries,
     Incorporated  ..........................    23,000     931,500
    Whirlpool Corporation ...................    53,500   2,942,500
     Total  .................................             3,874,000

  Drugs and Hospital Supply - 0.95%
    Bristol-Myers Squibb Company ............    19,500   1,328,438
    Merck & Co., Inc. .......................    28,000   1,372,000
     Total  .................................             2,700,438

  Electrical Equipment - 2.34%
    Emerson Electric Co. ....................    28,000   2,002,000
    General Electric Company ................    82,500   4,650,937
     Total  .................................             6,652,937


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Electronics - 11.98%
    AMP Incorporated ........................    77,000$  3,253,250
    Analog Devices, Inc.* ...................   193,200   6,568,800
    Applied Materials, Inc.* ................    60,000   5,190,000
    cisco Systems, Inc.* ....................    69,500   3,514,059
    Intel Corporation .......................   105,000   6,647,760
    LSI Logic Corporation* ..................   134,400   5,258,400
    Linear Technology Corporation ...........    21,300   1,400,475
    Molex Incorporated, Class A .............    62,550   2,275,256
     Total  .................................            34,108,000

  Engineering and Construction - 0.86%
    Fluor Corporation .......................    28,000   1,456,000
    Foster Wheeler Corporation ..............    28,000     987,000
     Total  .................................             2,443,000

  Financial - 1.52%
    Federal Home Loan Mortgage Corporation ..    35,000   2,406,250
    Federal National Mortgage Association ...    20,500   1,934,688
     Total  .................................             4,340,938

  Food and Related - 0.76%
    CPC International Inc. ..................    35,000   2,161,250

  Hospital Management - 1.40%
    Columbia/HCA Healthcare Corporation .....    26,000   1,124,500
    Tenet Healthcare Corporation* ...........    69,500     999,062
    United HealthCare Corporation ...........    45,000   1,861,875
     Total  .................................             3,985,437

  Household Products - 3.24%
    Colgate-Palmolive Company ...............    42,000   3,071,250
    Gillette Company (The) ..................    70,000   3,123,750
    Procter & Gamble Company (The) ..........    42,000   3,018,750
     Total ..................................             9,213,750

  Leisure Time - 2.30%
    Walt Disney Company (The) ...............    49,000   2,725,625
    McDonald's Corporation ..................    97,500   3,814,687
     Total  .................................             6,540,312

  Machinery - 6.86%
    Case Corporation ........................    97,500   2,900,625
    Caterpillar Inc. ........................   109,500   7,035,375
    Cooper Industries, Inc. .................    37,000   1,461,500
    Deere & Company .........................    47,500   4,067,187
    Ingersoll-Rand Company ..................    28,000   1,071,000
    Parker Hannifin Corporation .............    42,000   1,522,500
    Trinova Corporation .....................    42,000   1,470,000
     Total  .................................            19,528,187


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Multi-Industry - 2.08%
    ITT Corporation .........................    50,500$  5,933,750

  Paper - 2.44%
    Bowater Incorporated ....................    32,000   1,436,000
    International Paper Company .............    40,500   3,472,875
    Union Camp Corporation ..................    35,000   2,025,625
     Total  .................................             6,934,500

  Railroads - 2.82%
    CSX Corporation .........................    24,500   1,840,563
    Conrail Inc. ............................    42,000   2,336,250
    Norfolk Southern Corporation ............    21,000   1,414,875
    Southern Pacific Rail Corporation* ......    32,000     504,000
    Union Pacific Corporation ...............    35,000   1,938,125
     Total  .................................             8,033,813

  Retailing - 8.37%
    Circuit City Stores, Inc. ...............   111,500   3,526,188
    Dayton Hudson Corporation ...............    32,500   2,331,875
    Gap, Inc. (The) .........................    49,000   1,708,875
    Home Depot, Inc. (The) ..................    53,500   2,173,438
    Limited, Inc. (The) .....................    52,000   1,144,000
    May Department Stores Company (The) .....    67,500   2,809,688
    Nordstrom, Inc. .........................    26,000   1,074,112
    OfficeMax, Inc.* ........................    46,500   1,296,187
    Penney (J.C.) Company, Inc. .............    47,000   2,256,000
    Tommy Hilfiger Corporation* .............   108,800   3,046,400
    Toys "R" Us, Inc.* ......................    21,000     614,250
    Wal-Mart Stores, Inc. ...................    69,500   1,859,125
     Total  .................................            23,840,138

  Steel - 0.39%
    Nucor Corporation .......................    21,000   1,123,500

  Telecommunications - 8.39%
    ADC Telecommunications, Inc.* ...........    16,000     570,000
    AT&T Corporation ........................    35,000   1,859,375
    BellSouth Corporation ...................    22,000   1,397,000
    General Instrument Corporation* .........    69,500   2,667,063
    General Motors Corporation, Class H .....    12,300     485,850
    MCI Communications Corporation ..........   130,000   2,851,810
    MFS Communications Company, Inc.* .......    29,900     956,800
    Motorola, Inc. ..........................   115,500   7,752,937
    Telefonaktiebolaget LM Ericsson,
     Class B, ADR   .........................   140,000   2,808,680
    Vanguard Cellular Systems, Inc.* ........   105,000   2,533,125
     Total  .................................            23,882,640


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INCOME PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Tire and Rubber - 1.01%
    Goodyear Tire & Rubber Company (The) ....    69,500$  2,866,875

  TOTAL COMMON STOCKS - 95.09%                         $270,734,061
    (Cost: $208,154,290)

  TOTAL SHORT-TERM SECURITIES - 4.14%                  $ 11,788,766
    (Cost: $11,788,766)

  TOTAL INVESTMENT SECURITIES - 99.23%                 $282,522,827
    (Cost: $219,943,056)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.77%       2,187,966

  NET ASSETS - 100.00%                                 $284,710,793


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS
  Australia - 1.79%
    Westpac Banking Corp. ...................   200,000 $   723,594

  Finland - 7.57%
    Enso-Gutzeit Oy .........................    40,400     365,897
    Kymmene Oy ..............................    13,000     404,634
    Metsa-Serla Oy, Series B ................    20,000     889,305
    Nokia Corporation, Series K .............    15,000     891,645
    Tampella OY* ............................   200,000     505,500
     Total  .................................             3,056,981

  France - 6.55%
    Credit Lyonnais SA* .....................     8,000     460,742
    Lapeyre S.A. ............................     6,625     435,631
    Pechiney International ..................    30,000     757,529
    Societe Industrielle de Transports
     Automobiles S.A.  ......................     3,500     497,805
    Television Francaise 1-TF1 S.A. .........     5,000     492,136
     Total  .................................             2,643,843

  Germany - 18.14%
    APCOA Parking Aktiengesellschaft* .......     9,000     473,034
    Computer 2000 AG ........................       700     242,409
    Durr Beteiligungs AG ....................     3,500   1,239,879
    Fag Kugelfischer AG .....................     6,000     817,669
    GILDEMEISTER Aktiengesellschaft* ........    11,000     890,688
    Mannesmann AG ...........................     3,300   1,007,989
    Rheinelektra AG .........................       550     421,487
    Tarkett Aktiengesellschaft, ADS (A)*.....    12,000     312,000
    TRAUB AG* ...............................     8,500   1,136,857
    VEBA AG .................................     2,000     785,859
     Total  .................................             7,327,871

  Hong Kong - 4.90%
    First Pacific Company Limited ...........   750,000     663,948
    Guangdong Corporation Limited ........... 1,000,000     546,021
    HSBC Holdings Plc .......................    60,000     769,599
     Total  .................................             1,979,568

  Indonesia - 2.98%
    PT Bukaka Teknik Utama, F* ..............   250,000     482,712
    PT Matahari Putra Prima, F ..............   347,500     553,940
    PT Matahari Putra Prima Rts* ............   173,750     167,742
     Total  .................................             1,204,394

  Japan - 1.67%
    Hitachi .................................    50,000     498,584
    NEC .....................................    16,000     175,407
     Total  .................................               673,991


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Korea - 2.50%
    Samsung Electronics Co., Ltd., GDR (A)* .    19,000$  1,009,470

  Mexico - 7.57%
    Cemex, S.A., CPO Shares, Series A .......   150,000     508,800
    Desc-Sociedad de Fomento Industrial,
     S.A. de C.V., Class B*  ................   150,000     498,000
    Grupo Carso, S.A. de C.V.,
     Series 1A*  ............................   150,000     820,800
    Grupo Financiero Bancomer, S.A. de
     C.V., B, CPO Shares*  .................. 1,746,000     508,435
    Telefonos de Mexico S.A. de C.V., ADR ...    24,400     722,850
     Total  .................................             3,058,885

  Netherlands - 1.59%
    Philips Electronics N.V. NY Shares ......    15,000     641,250

  Norway - 4.57%
    Den Norske Luftfartselskap A/S,
     Series B  ..............................    25,000   1,075,225
    Kvaerner a.s. ...........................    17,000     772,539
     Total  .................................             1,847,764

  Phillipines - 1.51%
    Universal Robina Corporation ............ 1,200,000     610,807

  Spain - 1.85%
    Telefonica de Espana, S.A. ..............    58,000     746,997

  Sweden - 8.21%
    ASTRA AB, Class A .......................    35,000   1,078,660
    Kinnevik AB .............................    21,500     655,227
    Skandia Enskilda Banken, Class A ........    91,000     472,208
    Trelleborg AB, Series B .................    30,000     350,058
    AB Volvo ................................    40,000     760,519
     Total  .................................             3,316,672

  United Kingdom - 8.58%
    AMEC ....................................   160,000     157,837
    BTR PLC .................................   150,000     762,535
    House of Fraser PLC .....................   111,000     224,297
    Next plc ................................   150,000     815,041


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  United Kingdom (Continued)
    Pilkington PLC ..........................   104,000 $   288,753
    United Biscuits (Holdings) Public
     Limited Co.  ...........................    75,000     383,057
    Vodafone Group Plc ......................   225,000     835,924
     Total  .................................             3,467,444

  TOTAL COMMON STOCKS - 79.98%                          $32,309,531
    (Cost: $31,086,924)

  PREFERRED STOCKS - 4.92%
  Germany
    Hornbach-Baumarkt-AG ....................       700     946,356
    Marschollek, Lautenschlager und
     Partner AG*  ...........................       800     520,532
    STO AG ..................................       841     519,849
     Total  .................................           $ 1,986,737
    (Cost: $1,673,544)

                                              Principal
                                              Amount in
                                              Thousands

  SHORT-TERM SECURITIES
  Banks and Savings and Loans - 3.24%
    U.S. Bancorp,
     Master Note  ...........................  $  1,310   1,310,000

  Chemicals Major - 2.48%
    Olin Corporation,
     6.07%, 7-5-95  .........................     1,000     999,326

  Financial - 5.45%
    General Motors Acceptance Corporation,
     6.08%, 7-17-95  ........................     1,010   1,007,271
    Textron Financial Corp.,
     6.05%, 7-26-95  ........................     1,200   1,194,958
     Total  .................................             2,202,229

  Food and Related - 2.46%
    General Mills, Inc.,
     Master Note  ...........................       706     706,000
    Sara Lee Corporation,
     Master Note ............................       287     287,000
     Total  .................................               993,000

  TOTAL SHORT-TERM SECURITIES - 13.63%                  $ 5,504,555
    (Cost: $5,504,555)


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
  JUNE 30, 1995

                                                              Value

  TOTAL INVESTMENT SECURITIES - 98.53%                  $39,800,823
    (Cost: $38,265,023)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.47%         595,440

  NET ASSETS - 100.00%                                  $40,396,263


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS
  Biotechnology and Medical Services - 5.80%
    EP Technologies, Inc.* ..................    50,000 $   500,000
    OmniCare, Inc. ..........................    10,000     271,250
    Pyxis Corporation* ......................    20,000     451,240
    St. Jude Medical, Inc. ..................     3,000     150,186
    Tecnol Medical Products, Inc.* ..........    10,000     221,250
    Ventritex, Inc.* ........................    12,000     201,744
    VidaMed, Inc.* ..........................    30,000     187,500
     Total  .................................             1,983,170

  Computers and Office Equipment - 19.22%
    ACT Networks, Inc.* .....................    12,500     212,500
    Adobe Systems Incorporated ..............    10,000     582,500
    America Online, Inc.*. ..................     8,000     350,000
    ArcSys, Inc.* ...........................     7,300     250,937
    Broderbund Software, Inc.* ..............     2,000     127,250
    Cerner Corporation* .....................     1,000      60,750
    Eagle Point Software Corporation* .......    20,000     337,500
    Electronic Arts Inc.* ...................     8,000     217,496
    Integrated Silicon Solution, Inc.* ......    10,000     521,250
    Learning Company (The)* .................     3,000     107,250
    Macromedia, Inc.* .......................     7,500     325,313
    MapInfo Corporation* ....................     5,000     176,875
    Medic Computer Systems, Inc.* ...........     1,400      54,250
    MicroTouch Systems, Inc.* ...............    25,000     521,875
    Minnesota Educational Computing
     Corporation*  ..........................    10,000     360,000
    Parametric Technology Corporation* ......    12,000     595,500
    PHAMIS, Inc.* ...........................    20,000     496,240
    Shiva Corporation* ......................    10,000     430,000
    Synopsys, Inc.* .........................     5,000     312,500
    UUNET Technologies, Inc.* ...............     5,300     145,750
    Wall Data Incorporated* .................    20,000     307,500
    Wonderware Corporation* .................     2,000      81,250
     Total  .................................             6,574,486

  Drugs and Hospital Supply - 3.42%
    Circa Pharmaceuticals, Inc.* ............    15,000     478,125
    LUNAR CORPORATION* ......................    25,000     693,750
     Total  .................................             1,171,875

  Electronics - 5.35%
    Information Storage Devices, Inc.* ......     5,000     123,750
    LSI Logic Corporation* ..................     7,000     273,875
    SDL, Inc.* ..............................    36,000   1,071,000
    Silicon Valley Group, Inc.* .............    10,000     363,120
     Total  .................................             1,831,745


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Hospital Management - 4.76%
    Hillhaven Corporation (The)* ............     5,000 $   141,250
    Inphynet Medical Management Inc.* .......     8,000     150,000
    PacifiCare Health Systems, Inc.* ........     9,000     457,875
    Quorum Health Group, Inc.* ..............    11,000     220,682
    Sierra Health Services, Inc.* ...........    15,000     367,500
    United HealthCare Corporation ...........     7,000     289,625
     Total  .................................             1,626,932

  Leisure Time - 0.82%
    Longhorn Steaks, Inc.* ..................    20,000     280,000

  Retailing - 2.78%
    Central Tractor Farm & Country, Inc.* ...    15,000     155,625
    Hollywood Entertainment Corporation* ....     6,000     270,750
    Movie Gallery, Inc.* ....................    15,000     525,000
     Total  .................................               951,375

  Services, Consumer and Business - 2.89%
    CMG Information Services, Inc.* .........    20,000     382,500
    Stewart Enterprises, Inc., Class A ......    18,000     605,250
     Total  .................................               987,750

  Telecommunications - 5.83%
    MFS Communications Company, Inc.* .......    22,000     704,000
    Mobile Telecommunication Technologies
     Corp.*  ................................    20,000     546,240
    Ortel Corporation* ......................    26,400     389,400
    TESSCO Technologies Incorporated* .......    20,000     355,000
     Total  .................................             1,994,640

  Textiles and Apparel - 1.45%
    Department 56, Inc.* ....................    13,000     497,250

  Trucking - 0.39%
    Knight Transportation, Inc.* ............    10,000     132,500

  TOTAL COMMON STOCKS - 52.71%                          $18,031,723
    (Cost: $14,165,148)

                                              Principal
                                              Amount in
                                              Thousands

  SHORT-TERM SECURITIES
  Commercial Paper
    Automotive - 2.10%
    Echlin, Inc.,
     6.05%, 7-27-95  ........................    $  720     716,854


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES (Continued)
  Commercial Paper (Continued)
    Banks and Savings and Loans - 2.82%
    U.S. Bancorp,
     Master Note  ...........................    $  966 $   966,000

    Chemicals Major - 1.80%
    Olin Corporation,
     6.07%, 7-5-95  .........................       615     614,585

    Financial - 11.43%
    B.A.T. Capital Corp.,
     5.92%, 7-5-95  .........................     1,000     999,342
    Merrill Lynch & Co., Inc.,
     5.97%, 7-26-95  ........................       820     816,600
    Textron Financial Corp.,
     6.05%, 7-26-95  ........................     1,000     995,799
    UBS Finance, Inc.,
     5.95%, 7-5-95  .........................     1,100   1,099,273
     Total  .................................             3,911,014

    Food and Related - 10.63%
    ConAgra, Inc.,
     6.05%, 7-17-95  ........................     1,000     997,311
    General Mills, Inc.,
     Master Note  ...........................     1,445   1,445,000
    Sara Lee Corporation,
     Master Note  ...........................     1,193   1,193,000
     Total  .................................             3,635,311

    Multi-Industry - 2.92%
    Alco Standard Corporation,
     6.02%, 7-12-95  ........................     1,000     998,161

    Public Utilities - Electric - 4.37%
    Idaho Power Company,
     6.0%, 7-12-95  .........................       500     499,083
    Western Resources Inc.,
     6.03%, 7-19-95  ........................     1,000     996,985
     Total  .................................             1,496,068

    Retailing - 2.92%
    Rite Aid Corp.,
     6.02%, 7-10-95  ........................     1,000     998,495

  Total Commercial Paper - 38.99%                        13,336,488


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES (Continued)
  Commercial Paper (backed by irrevocable
    bank letter of credit) - 4.35%
    International Oil
    Petroleo Brasileiro S.A. - Petrobras
     (Barclays Bank PLC),
     5.98%, 8-17-95  ........................    $1,500 $ 1,488,289

  Municipal Obligations - 3.50%
    Michigan
    Michigan Underground Storage Tank Financial
     Assurance Authority, State of Michigan,
     Series 1 (Canadian Imperial Bank of Commerce),
     6.12%, 7-10-95  ........................     1,200   1,198,164

  TOTAL SHORT-TERM SECURITIES - 46.84%                  $16,022,941
    (Cost: $16,022,941)

  TOTAL INVESTMENT SECURITIES - 99.55%                  $34,054,664
    (Cost: $30,188,089)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.45%         152,729

  NET ASSETS - 100.00%                                  $34,207,393


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS
  Airlines - 1.21%
    Southwest Airlines Co. ..................     8,000 $   191,000

  Automotive - 0.61%
    AB Volvo, ADR, Series B .................     5,100      96,900

  Banks and Savings and Loans - 3.46%
    Ahmanson (H. F.) & Company ..............    14,500     319,000
    Great Western Financial Corporation .....    11,000     226,875
     Total  .................................               545,875

  Beverages - 1.79%
    PepsiCo, Inc. ...........................     6,200     282,875

  Biotechnology and Medical Services - 0.70%
    St. Jude Medical, Inc. ..................     2,200     110,136

  Building - 3.29%
    National Health Investors, Inc. .........    12,000     327,000
    Temple-Inland Inc. ......................       800      38,100
    York International Corporation ..........     3,400     153,000
     Total  .................................               518,100

  Chemicals Major - 4.08%
    Air Products and Chemicals, Inc. ........     2,900     161,675
    du Pont (E.I.) de Nemours and Company ...     1,200      82,500
    PPG Industries, Inc. ....................     6,500     279,500
    Praxair, Inc. ...........................     4,800     120,000
     Total  .................................               643,675

  Chemicals Specialty and Miscellaneous
    Technology - 3.32%
    Browning-Ferris Industries, Inc. ........     7,000     252,875
    Crompton & Knowles Corporation ..........    14,300     201,987
    Minnesota Mining and Manufacturing
     Company  ...............................     1,200      68,700
     Total  .................................               523,562

  Computers and Office Equipment - 3.89%
    Compaq Computer Corporation* ............     4,600     208,725
    Global DirectMail Corp.* ................    10,800     213,300
    International Business Machines
     Corporation  ...........................     2,000     192,000
     Total  .................................               614,025

  Domestic Oil - 3.25%
    Amoco Corporation........................     2,100     139,913
    Apache Corporation ......................     6,000     164,250
    Atlantic Richfield Company ..............     1,900     208,525
     Total  .................................               512,688


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Drugs and Hospital Supply - 1.72%
    American Home Products Corporation ......     3,500 $   270,813

  Electrical Equipment - 1.36%
    Emerson Electric Co. ....................     3,000     214,500

  Electronics - 3.54%
    AMP Incorporated ........................     1,600      67,600
    Applied Materials, Inc.* ................     4,500     389,250
    Intel Corporation .......................     1,600     101,299
     Total  .................................               558,149

  Engineering and Construction - 1.23%
    Foster Wheeler Corporation ..............     5,500     193,875

  Financial - 1.56%
    Federal National Mortgage Association ...     2,600     245,375

  Hospital Management - 2.78%
    LTC Properties, Inc. ....................     9,000     118,125
    Tenet Healthcare Corporation* ...........     9,600     138,000
    United HealthCare Corporation ...........     4,400     182,050
     Total  .................................               438,175

  Household Products - 1.90%
    Colgate-Palmolive Company ...............     4,100     299,812

  Insurance - 6.42%
    Chubb Corporation (The) .................     3,100     248,387
    PMI Group, Inc. (The) ...................    10,000     433,750
    SAFECO Corporation ......................     3,000     171,936
    St. Paul Companies, Inc. (The) ..........     3,200     157,600
     Total  .................................             1,011,673

  Leisure Time - 2.97%
    Walt Disney Company (The) ...............     4,500     250,313
    Time Warner Incorporated ................     5,300     217,962
     Total  .................................               468,275

  Machinery - 2.58%
    Deere & Company .........................     2,000     171,250
    Keystone International, Inc. ............    12,000     235,500
     Total  .................................               406,750

  Multi-Industry - 1.57%
    ITT Corporation .........................     2,100     246,750

  Oil Services - 1.50%
    Schlumberger Limited ....................     3,800     236,075


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS (Continued)
  Paper - 1.62%
    Champion International Corporation ......     2,900 $   151,163
    Union Camp Corporation ..................     1,800     104,175
     Total  .................................               255,338

  Publishing and Advertising - 2.09%
    American Greetings Corporation,
     Class A  ...............................     4,500     131,904
    McGraw-Hill, Inc. .......................     2,600     197,275
     Total  .................................               329,179

  Railroads - 0.56%
    Conrail Inc. ............................     1,600      89,000

  Retailing - 2.33%
    May Department Stores Company (The) .....     1,900      79,087
    Mercantile Stores Company, Inc. .........     1,000      46,500
    Penney (J.C.) Company, Inc. .............     2,000      96,000
    Tommy Hilfiger Corporation* .............     5,200     145,600
     Total  .................................               367,187

  Services, Consumer and Business - 1.49%
    Block (H & R), Inc. .....................     5,700     234,413

  Telecommunications - 7.36%
    AT&T Corporation ........................     4,100     217,813
    BellSouth Corporation ...................     2,400     152,400
    GTE Corporation .........................     5,300     180,863
    General Motors Corporation, Class H .....     6,600     260,700
    MCI Communications Corporation ..........     6,000     131,622
    Motorola, Inc. ..........................     1,600     107,400
    Nokia Corporation, ADR, Series A ........       800      47,700
    Telefonos de Mexico S.A. de C.V., ADR ...     2,100      62,212
     Total  .................................             1,160,710

  Textiles and Apparel - 0.67%
    Liz Claiborne, Inc. .....................     5,000     106,250

  TOTAL COMMON STOCKS - 70.85%                          $11,171,135
    (Cost: $10,477,934)

  PREFERRED STOCKS
  Airlines - 0.22%
    Delta Air Lines, Incorporated, Depository Shares,
     Convertible, Series C  .................       600      35,100

  Computers and Office Equipment - 0.44%
    General Motors Corporation, Class E,
     Depository Shares, Convertible  ........     1,100      69,300


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BALANCED PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  PREFERRED STOCKS (Continued)
  Drugs and Hospital Supply - 1.78%
    United States Surgical Corporation,
     Convertible, Series A  .................    11,000 $   280,500

  TOTAL PREFERRED STOCKS - 2.44%                        $   384,900
    (Cost: $374,906)

                                              Principal
                                              Amount in
                                              Thousands       Value

  UNITED STATES GOVERNMENT SECURITIES - 20.69%
    United States Treasury:
     6.875%, 8-31-99  .......................    $  250     257,930
     7.75%, 11-30-99  .......................     1,500   1,599,840
     7.125%, 2-29-2000  .....................       500     522,265
     6.375%, 8-15-2002  .....................       100     101,187
     7.5%, 2-15-2005  .......................       500     544,455
     6.25%, 8-15-2023  ......................       250     236,133
     Total  .................................           $ 3,261,810
    (Cost: $3,071,712)

  TOTAL SHORT-TERM SECURITIES - 9.52%                   $ 1,500,342
    (Cost: $1,500,342)

  TOTAL INVESTMENT SECURITIES - 103.50%                 $16,318,187
    (Cost: $15,424,894)

  LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.50%)      (551,744)

  NET ASSETS - 100.00%                                  $15,766,443


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES
  Commercial Paper - 0.24%
    Food and Related
    Sara Lee Corporation,
     Master Note ............................      $  2    $  2,000

  United States Treasury - 97.41%
    United States Treasury Bills:
     5.3%, 7-27-95  .........................        20      19,923
     5.35%, 7-27-95  ........................       105     104,595
     5.38%, 7-27-95  ........................        20      19,922
     5.45%, 7-27-95  ........................       100      99,606
     5.54%, 7-27-95  ........................       115     114,540
     5.56%, 7-27-95  ........................        45      44,819
     5.6%, 7-27-95  .........................        55      54,778
     5.67%, 7-27-95  ........................        40      39,839
     5.18%, 8-24-95  ........................        40      39,689
     5.28%, 8-24-95  ........................        50      49,604
     5.3%, 8-24-95  .........................        70      69,444
     5.32%, 8-24-95  ........................        40      39,681
     5.35%, 8-24-95  ........................       100      99,197
     Total  .................................               795,637

  TOTAL SHORT-TERM SECURITIES - 97.65%                     $797,637
    (Cost: $797,637)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.35%          19,164

  NET ASSETS - 100.00%                                     $816,801


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  BANK OBLIGATIONS
  Certificates of Deposit
    Domestic - 3.23%
    First National Bank of Chicago,
     6.24%, 6-3-96  .........................    $1,000 $ 1,000,646

    Yankee - 3.22%
    Societe Generale - New York,
     6.19%, 6-3-96  .........................     1,000   1,000,000
  Total Certificates of Deposit - 6.45%                   2,000,646

  Commercial Paper
    Abbey National North America Corporation,
     5.95%, 7-21-95  ........................       735     731,356
    Svenska Handelsbanken,
     5.98%, 8-7-95  .........................       800     795,083
    U.S. Bancorp,
     Master Note  ...........................     1,287   1,287,000
  Total Commercial Paper - 9.06%                          2,813,439

  Notes
    Abbey National Treasury Services plc,
     7.4%, 12-15-95  ........................       500     500,000
    Bank One Milwaukee, N.A.,
     7.25%, 2-9-96  .........................       500     500,000
    Comerica Bank,
     5.62%, 7-5-95  .........................       500     499,905
  Total Notes - 4.83%                                     1,499,905

  TOTAL BANK OBLIGATIONS - 20.34%                       $ 6,313,990
    (Cost: $6,313,990)

  CORPORATE OBLIGATIONS
  Commercial Paper
    Automotive - 1.92%
    Echlin, Inc.,
     6.0%, 7-27-95  .........................       600     597,400

    Chemicals Major - 1.68%
    Air Products and Chemicals, Inc.,
     5.62%, 11-30-95  .......................       535     522,305

    Consumer Electronics and Appliances - 2.57%
    TDK (USA) Corp.,
     5.93%, 7-17-95  ........................       800     797,892


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value
  CORPORATE OBLIGATIONS (Continued)
  Commercial Paper (Continued)
    Electrical Equipment - 3.18%
    General Electric Capital Corp.,
     5.85%, 9-15-95  ........................    $1,000 $   987,650

    Financial - 9.03%
    BHP Finance (U.S.A.) Inc.,
     6.0%, 8-1-95  ..........................       850     845,608
    Bell Atlantic Financial Services, Inc.,
     6.0%, 7-25-95  .........................       500     498,000
    Merrill Lynch & Co., Inc.,
     5.96%, 7-17-95  ........................       665     663,238
    Sony Capital Corp.,
     5.93%, 8-14-95  ........................       800     794,202
     Total  .................................             2,801,048

    Food and Related - 10.21%
    General Mills, Inc.,
     Master Note  ...........................     1,180   1,180,000
    Heinz (H.J.) Company,
     5.93%, 7-14-95  ........................       800     798,287
    Sara Lee Corporation,
     Master Note  ...........................     1,190   1,190,000
     Total  .................................             3,168,287

    Public Utilities - Electric - 7.53%
    Baltimore Gas and Electric Company,
     5.94%, 8-14-95  ........................       950     943,103
    Idaho Power Company,
     5.97%, 7-26-95  ........................       700     697,098
    Tampa Electric Company,
     5.97%, 8-11-95  ........................       700     695,241
     Total  .................................             2,335,442

    Retailing - 1.01%
    Toys "R" Us, Inc.,
     5.97%, 7-10-95  ........................       315     314,530

    Telecommunications - 5.14%
    AT&T Corporation,
     5.95%, 7-10-95  ........................       900     898,661
    GTE Southwest, Inc.,
     6.0%, 8-8-95  ..........................       700     695,567
     Total  .................................             1,594,228

    Tobacco - 2.24%
    Philip Morris Companies,
     5.9%, 8-22-95  .........................       700     694,034

  Total Commercial Paper - 44.51%                        13,812,816


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE OBLIGATIONS (Continued)

  Commercial Paper (backed by irrevocable
    bank letter of credit) - 3.21%
    Financial
    Omnicom Finance Inc. (Swiss Bank Corp.),
     5.95%, 7-28-95  ........................    $1,000 $   995,538

  Notes
    Financial - 1.61%
    Merrill Lynch & Co., Inc.,
     6.185%, 8-21-95  .......................       500     500,030

    Public Utilities - Electric - 1.61%
    Georgia Power Co.,
     5.125%, 9-1-95  ........................       500     499,377

  Total Notes - 3.22%                                       999,407

  TOTAL CORPORATE OBLIGATIONS - 50.94%                  $15,807,761
    (Cost: $15,807,761)

  MUNICIPAL OBLIGATIONS
  California - 5.77%
    Modesto Irrigation District Finance
     Authority (Bank of America),
     6.02%, 8-18-95  ........................     1,000     991,973
    City of Anaheim, California, Certificates
     of Participation (1993 Arena Financing
     Project), Municipal Adjustable Rate
     Taxable Securities (Credit Suisse),
     6.2675%, 8-2-95  .......................       800     800,000
     Total  .................................             1,791,973

  Michigan - 3.22%
    Michigan Underground Storage Tank Financial
     Assurance Authority, State of Michigan,
     Series 1 (Canadian Imperial Bank of Commerce),
     6.12%, 7-10-95  ........................     1,000     998,470

  New Hampshire - 1.61%
    The Industrial Development Authority
     of the State of New Hampshire,
     Pollution Control Revenue Bonds
     (Public Service Company of New
     Hampshire Project-1991 Taxable
     Series D and E) (Barclays Bank),
     6.125%, 7-5-95  ........................       500     500,000


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  MUNICIPAL OBLIGATIONS (Continued)
  Texas - 1.60%
    Metrocrest Hospital Authority, Series 1989A
     (The Bank of New York),
     6.1216%, 8-1-95  .......................    $  500 $   497,364

  TOTAL MUNICIPAL OBLIGATIONS - 12.20%                  $ 3,787,807
    (Cost: $3,787,807)

  UNITED STATES GOVERNMENT OBLIGATIONS
    Federal Home Loan Banks,
     6.4%, 7-10-95  .........................     1,000   1,000,000
    Federal Home Loan Mortgage Corporation,
     6.45%, 9-7-95  .........................     1,000   1,000,000
    Federal National Mortgage Association,
     6.4%, 9-20-95  .........................       500     500,000
    Student Loan Management Association,
     5.81%, 7-5-95  .........................     1,000   1,000,000

  TOTAL UNITED STATES GOVERNMENT
    OBLIGATIONS - 11.28%                                $ 3,500,000
    (Cost: $3,500,000)

  TOTAL INVESTMENT SECURITIES - 94.76%                  $29,409,558
    (Cost: $29,409,558)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 5.24%       1,625,570

  NET ASSETS - 100.00%                                  $31,035,128


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES
  Airlines - 2.32%
    Federal Express Corporation,
     9.75%, 5-15-96  ........................      $ 50 $    51,367

  Automotive - 2.29%
    General Motors Corporation,
     7.625%, 2-15-97  .......................        50      50,923

  Banks and Savings and Loans - 9.74%
    BankAmerica Corporation,
     9.7%, 8-1-2000  ........................        50      56,140
    Boatmen's Bancshares, Inc.,
     9.25%, 11-1-2001  ......................        50      55,790
    NCNB Corporation,
     10.5%, 3-15-99  ........................        50      51,410
    Norwest Financial, Inc.,
     7.75%, 8-15-2001  ......................        50      52,793
     Total  .................................               216,133

  Chemicals Major - 6.51%
    Dow Chemical Company (The),
     4.625%, 10-15-95  ......................        60      59,736
    ICI Wilmington, Inc.,
     9.5%, 11-15-2000  ......................        75      84,612
     Total  .................................               144,348

  Chemicals Specialty and Miscellaneous
    Technology - 8.49%
    Polaroid Corporation,
     8.0%, 3-15-99  .........................        85      88,500
    Waste Management, Inc.,
     6.25%, 12-15-95  .......................        50      49,998
    Xerox Credit Corporation,
     6.25%, 1-15-96  ........................        50      49,976
     Total  .................................               188,474

  Domestic Oil - 2.42%
    BP America Inc.,
     9.5%, 1-1-98  ..........................        50      53,667

  Drugs and Hospital Supply - 4.69%
    American Home Products Corporation,
     7.7%, 2-15-2000  .......................        50      52,334
    Baxter International Inc.,
     9.25%, 9-15-96  ........................        50      51,686
     Total  .................................               104,020


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Financial - 12.76%
    American General Finance Corporation,
     8.25%, 1-15-98  ........................      $ 50  $   52,191
    Associates Corporation of North America,
     8.8%, 8-1-98  ..........................        50      53,211
    Avco Financial Services, Inc.,
     5.5%, 4-1-2000  ........................        50      47,751
    Ford Motor Credit Company,
     8.0%, 1-15-99  .........................        75      78,631
    Household Finance Corporation,
     7.75%, 6-15-97  ........................        50      51,331
     Total  .................................               283,115

  Insurance - 4.71%
    ITT Hartford,
     7.25%, 12-1-96  ........................        50      50,578
    Transamerica Finance Corporation,
     8.75%, 10-1-99  ........................        50      53,961
     Total  .................................               104,539

  International Oil - 4.89%
    Chevron Corporation,
     8.11%, 12-1-2004  ......................        50      53,695
    Texaco Capital Inc.,
     9.0%, 12-15-99  ........................        50      54,882
     Total  .................................               108,577

  Machinery - 2.30%
    Ingersoll-Rand Company,
     8.25%, 11-1-96  ........................        50      51,111

  Multi-Industry - 2.58%
    ITT Corporation,
     8.875%, 6-15-2003  .....................        50      57,241

  Public Utilities - Pipelines - 4.69%
    Consolidated Natural Gas Company,
     8.75%, 6-1-99  .........................        50      53,934
    Tenneco Credit Corporation,
     9.0%, 7-15-95  .........................        50      50,029
     Total  .................................               103,963


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Retailing - 4.85%
    Penney (J.C.) Company, Inc.,
     10.0%, 10-15-97  .......................      $ 50  $   53,951
    Sears, Roebuck and Co.,
     9.25%, 4-15-98  ........................        50      53,591
     Total  .................................               107,542

  TOTAL CORPORATE DEBT SECURITIES - 73.24%               $1,625,020
    (Cost: $1,582,094)

  UNITED STATES GOVERNMENT SECURITIES
    Government National Mortgage Association,
     7.0%, 6-15-2010  .......................       100     100,468
    United States Treasury:
     5.125%, 11-30-98  ......................       100      97,437
     6.375%, 8-15-2002 ......................       100     101,187
     6.25%, 2-15-2003  ......................       100     100,266

  TOTAL UNITED STATES GOVERNMENT SECURITIES - 18.00%     $  399,358
    (Cost: $386,972)

  SHORT-TERM SECURITIES
  Banks and Savings and Loans - 3.38%
    U.S. Bancorp,
     Master Note  ...........................        75      75,000

  Financial - 4.50%
    UBS Finance, Inc.,
     5.95%, 7-5-95  .........................       100      99,934

  Food and Related - 4.96%
    General Mills, Inc.,
     Master Note  ...........................        20      20,000
    Sara Lee Corporation,
     Master Note  ...........................        90      90,000
     Total  .................................               110,000

  TOTAL SHORT-TERM SECURITIES - 12.84%                   $  284,934
    (Cost: $284,934)

  TOTAL INVESTMENT SECURITIES - 104.08%                  $2,309,312
    (Cost: $2,254,000)

  LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.08%)       (90,600)

  NET ASSETS - 100.00%                                   $2,218,712


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES
  Aerospace - 1.35%
    McDonnell Douglas Corporation,
     9.25%, 4-1-2002  .......................    $1,000 $ 1,128,780

  Airlines - 1.25%
    Federal Express Corporation,
     7.89%, 9-23-2008  ......................     1,000   1,049,750

  Automotive - 5.49%
    General Motors Corporation,
     8.8%, 3-1-2021  ........................     2,600   2,944,968
    Toyota Motor Credit Corporation, Medium Term,
     Three Year Basket Inverse Floating Rate,
     0.74%, 8-5-96 (B)  .....................     1,750   1,652,088
     Total  .................................             4,597,056

  Banks and Savings and Loans - 8.90%
    BarclaysAmericanCorporation,
     9.125%, 12-1-97  .......................       225     238,367
    Bayerische Landesbank Girozentale, NY
     Branch, CD, Currency Protected Deutschemark
     Swap Rate Inverse Floating Rate,
     3.85%, 3-28-97 (C)  ....................     1,000     958,750
    Chevy Chase Savings Bank, F.S.B.,
     9.25%, 12-1-2005  ......................       500     485,000
    Citicorp,
     7.75%, 6-15-2006  ......................     1,000   1,048,390
    Kansallis-Osake-Pankki,
     10.0%, 5-1-2002  .......................     1,000   1,159,370
    Riggs National Corporation,
     8.5%, 2-1-2006  ........................     1,000   1,020,000
    Skandia Enskilda Banken, NY Branch
     Certificate of Deposit Dollarized
     Australian Dollar Reset,
     4.0%, 4-5-99  ..........................     1,000     910,000
    SouthTrust Bank of Alabama, N.A.,
     7.69%, 5-15-2025  ......................       500     531,525
    Wells Fargo & Company,
     8.75%, 5-1-2002  .......................     1,000   1,100,310
     Total  .................................             7,451,712

  Beverages - 0.97%
    Coca-Cola Enterprises Inc.,
     0%, 6-20-2020  .........................     5,000     812,500

  Building - 6.55%
    Canadian Pacific Forest Products Ltd.,
     9.25%, 6-15-2002  ......................     1,000   1,045,320


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Building (Continued)
    Doman Industries Limited,
     8.75%, 3-15-2004  ......................    $  500 $   475,000
    Noranda Forest Inc.,
     7.5%, 7-15-2003  .......................     1,000   1,017,560
    Noranda Inc.,
     8.625%, 7-15-2002  .....................       950   1,034,731
    Owens-Corning Fiberglas Corporation,
     8.875%, 6-1-2002  ......................     1,000   1,088,090
    Del Webb Corporation,
     10.875%, 3-31-2000  ....................       800     820,000
     Total  .................................             5,480,701

  Chemicals Major - 1.41%
    Dow Capital BV,
     9.0%, 5-15-2010  .......................     1,000   1,179,110

  Computers and Office Equipment - 1.25%
    Unisys Corporation:
     9.75%, 9-15-96  ........................       500     511,250
     10.625%, 10-1-99  ......................       500     537,500
     Total  .................................             1,048,750

  Domestic Oil - 4.19%
    Apache Corporation,
     9.25%, 6-1-2002  .......................       500     555,990
    LASMO (USA) INC.,
     7.125%, 6-1-2003  ......................     1,000   1,000,700
    Seagull Energy Corporation,
     7.875%, 8-1-2003  ......................     1,500   1,425,000
    Union Texas Petroleum Holdings, Inc.,
     8.25%, 11-15-99  .......................       500     520,190
     Total  .................................             3,501,880

  Drugs and Hospital Supply - 1.25%
    American Home Products Corporation,
     7.7%, 2-15-2000  .......................     1,000   1,046,680

  Electrical Equipment -  3.11%
    General Electric Capital Corporation:
     8.3%, 9-20-2009  .......................     1,500   1,686,600
     8.65%, 5-1-2018  .......................       895     912,077
     Total  .................................             2,598,677


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Financial - 9.80%
    Banc One Credit Card Master Trust,
     7.55%, 12-15-99  .......................    $1,000 $ 1,025,620
    Chrysler Financial Corporation,
     12.75%, 11-1-99  .......................     1,000   1,221,970
    Countrywide Mortgage Backed Securities,
     Inc.,
     6.5%, 4-25-2024  .......................     2,000   1,948,740
    DLJ Mortgage Acceptance Corp., 1994-3 A13,
     6.5%, 4-25-2024  .......................       975     923,881
    General Motors Acceptance Corporation,
     8.875%, 6-1-2010  ......................     1,000   1,150,910
    Greyhound Financial Corporation,
     8.0%, 1-15-97  .........................     1,000   1,023,240
    JCP Master Credit Card Trust,
     9.625%, 6-15-2000  .....................       500     550,310
    National Credit Card Trust 1989-4,
     9.45%, 12-31-97  .......................       350     359,842
     Total  .................................             8,204,513

  Food and Related - 2.10%
    Nabisco, Inc.,
     8.625%, 3-15-2017  .....................     1,669   1,755,371

  Hospital Management - 0.59%
    Columbia/HCA Healthcare Corporation,
     7.69%, 6-15-2025  ......................       500     497,120

  Household Products - 2.75%
    Procter & Gamble Company (The),
     8.0%, 9-1-2024  ........................     2,000   2,298,460

  Insurance - 1.28%
    Penn Central Corporation (The),
     10.625%, 4-15-2000  ....................     1,000   1,073,340

  International Oil - 0.52%
    YPF Sociedad Anoima,
     8.0%, 2-15-2004  .......................       500     435,000

  Leisure Time - 5.66%
    Jones Intercable, Inc.,
     9.625%, 3-15-2002  .....................       500     522,500
    Marriott International, Inc.,
     6.75%, 12-15-2003  .....................     1,000     980,630
    Tele-Communications, Inc.,
     9.8%, 2-1-2012  ........................       750     824,670
    Time Warner Incorporated,
     7.75%, 6-15-2005  ......................     1,000     992,750


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Leisure Time (Continued)
    Turner Broadcasting System, Inc.,
     8.375%, 7-1-2013  ......................    $1,000 $   914,900
    Viacom International, Inc.,
     7.75%, 6-1-2005  .......................       500     504,820
     Total  .................................             4,740,270

  Machinery - 0.72%
    Caterpillar Inc.,
     9.375%, 8-15-2011  .....................       500     601,640

  Multi-Industry - 2.61%
    ITT Corporation,
     8.85%, 7-15-2005  ......................     1,000   1,166,660
    Mark IV Industries, Inc.,
     8.75%, 4-1-2003  .......................     1,000   1,020,000
     Total  .................................             2,186,660

  Public Utilities - Electric - 1.25%
    Kansas Gas & Electric Company,
     7.6%, 12-15-2003  ......................     1,000   1,043,780

  Public Utilities - Pipelines - 1.94%
    Arkla, Inc.,
     8.875%, 7-15-99  .......................     1,000   1,050,000
    Coastal Corporation (The),
     10.375%, 10-1-2000  ....................       500     571,245
     Total  .................................             1,621,245

  Publishing and Advertising - 1.88%
    News America Holdings Incorporated:
     9.125%, 10-15-99  ......................       500     542,325
     8.25%, 8-10-2018  ......................     1,000   1,026,900
     Total  .................................             1,569,225

  Railroad Equipment - 0.01%
    Union Tank Car Co.,
     9.5%, 12-15-95  ........................         9       9,126

  Steel - 1.26%
    USX Corporation,
     8.21%, 1-21-2000  ......................     1,000   1,053,780


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Telecommunications - 4.46%
    New England Telephone & Telegraph Company,
     7.875%, 11-15-2029  ....................    $2,000 $ 2,166,300
    Southwestern Bell Telephone Company,
     7.0%, 8-26-2002  .......................     1,000   1,031,460
    US WEST, Inc.,
     8.4%, 9-15-99  .........................       500     533,255
     Total  .................................             3,731,015

  TOTAL CORPORATE DEBT SECURITIES - 72.55%              $60,716,141
    (Cost: $59,329,164)

  OTHER GOVERNMENT SECURITIES
  Australia - 0.82%
    New South Wales Treasury,
     7.0%, 8-15-98 (D)  .....................   $A1,000     688,154

  Canada - 4.20%
    Hydro Quebec,
     8.05%, 7-7-2024  .......................    $1,000   1,092,930
    Province of Manitoba,
     9.125%, 1-15-2018  .....................     2,000   2,421,780
     Total  .................................             3,514,710

  Supranational - 1.40%
    Inter-American Development Bank,
     8.4%, 9-1-2009  ........................     1,000   1,167,880

  TOTAL OTHER GOVERNMENT SECURITIES - 6.42%             $ 5,370,744
    (Cost: $4,979,210)

  UNITED STATES GOVERNMENT SECURITIES
    Federal Home Loan Banks,
     7.83%, 6-27-2005  ......................       500     500,500
    Federal Home Loan Mortgage Corporation:
     6.83%, 7-3-2002  .......................       500     496,170
     7.5%, 11-15-2017  ......................     1,538   1,574,528
     7.5%, 4-15-2019  .......................     1,236   1,226,678
     7.0%, 1-15-2021  .......................       500     490,155
     8.0%, 11-1-2024  .......................       978     996,634
     8.0%, 4-1-2025  ........................       980     998,007
    Federal National Mortgage Association:
     7.09%, 4-1-2004  .......................       500     499,000
     7.5%, 9-1-2009  ........................       974     990,339


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE BOND PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  UNITED STATES GOVERNMENT SECURITIES (Continued)
    United States Treasury:
     8.875%, 8-15-2017  .....................    $2,000 $ 2,490,000

  TOTAL UNITED STATES GOVERNMENT
    SECURITIES - 12.26%                                 $10,262,011
    (Cost: $9,865,716)

  TOTAL SHORT-TERM SECURITIES - 7.77%                   $ 6,506,372
    (Cost: $6,506,372)

  TOTAL INVESTMENT SECURITIES - 99.00%                  $82,855,268
    (Cost: $80,680,462)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.00%         833,957

  NET ASSETS - 100.00%                                  $83,689,225


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                                 Shares       Value

  COMMON STOCKS
  Hospital Management - 0.81%
    LTC Properties, Inc. ....................    50,000  $  656,250

  Leisure Time - 1.51%
    Infinity Broadcasting Corporation* ......    33,750   1,126,406
    Sinclair Broadcast Group, Inc.* .........       500      13,844
    Trump Hotels & Casino Resorts, Inc.* ....     6,250      83,594
     Total  .................................             1,223,844

  Miscellaneous - 0.32%
    Bell & Howell Holdings Company* .........    12,500     253,125
    Foodbrands America, Inc.* ...............       176       2,299
     Total  .................................               255,424

  TOTAL COMMON STOCKS - 2.64%                            $2,135,518
    (Cost: $1,259,218)

  PREFERRED STOCK - 0.66%
  Banks and Savings and Loans
    California Federal Bank, F.S.B. .........     5,000  $  535,000
    (Cost: $500,000)

                                              Principal
                                              Amount in
                                              Thousands

  CORPORATE DEBT SECURITIES
  Automotive - 1.76%
    Lear Seating Corporation,
     8.25%, 2-1-2002  .......................    $1,500   1,425,000

  Beverages - 0.46%
    Dr Pepper Bottling Holdings, Inc.,
     0.0%, 2-15-2003 (E) ....................       500     375,000

  Biotechnology and Medical Services - 1.99%
    Abbey Healthcare Group Incorporated,
     9.5%, 11-1-2022  .......................       500     515,000
    Quorum Health Group, Inc.,
     11.875%, 12-15-2002  ...................     1,000   1,095,000
     Total  .................................             1,610,000


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value
  CORPORATE DEBT SECURITIES (Continued)
  Building - 7.48%
    American Standard Inc.:
     9.875%, 6-1-2001  ......................    $1,000 $ 1,030,000
     9.25%, 12-1-2016  ......................       500     500,000
    Beazer Homes USA, Inc.,
     9.0%, 3-1-2004  ........................       750     661,875
    Eagle Industries, Inc.,
     0.0%, 7-15-2003 (E)  ...................     1,500   1,110,000
    Hillsborough Company,
     17.0%, 1-1-96 (F)  .....................       500     373,630
    NVR L.P.,
     11.0%, 4-15-2003  ......................     1,000     910,000
    Nortek, Inc.,
     9.875%, 3-1-2004  ......................       500     450,000
    Triangle Pacific Corp.,
     10.5%, 8-1-2003  .......................     1,000   1,017,500
     Total  .................................             6,053,005

  Chemicals Specialty and Miscellaneous Technology - 3.44%
    Buckeye Cellulose Corporation,
     10.25%, 5-15-2001  .....................     1,250   1,243,750
    LaRoche Industries Inc.,
     13.0%, 8-15-2004  ......................       500     515,000
    OSi Specialties, Inc.,
     9.25%, 10-1-2003  ......................       500     505,000
    Pioneer Americas Acquisition Corp.,
     13.375%, 4-1-2005 (A)  .................       500     517,500
     Total  .................................             2,781,250

  Computers and Office Equipment - 1.18%
    Mail-Well Corporation,
     10.5%, 2-15-2004  ......................       500     445,000
    United Stationers Supply Co.,
     12.75%, 5-1-2005 (A)  ..................       500     508,750
     Total  .................................               953,750

  Consumer Electronics and Appliances - 0.39%
    Sealy Corporation,
     9.5%, 5-1-2003  ........................       325     318,500

  Domestic Oil - 1.53%
    Clark R&M Holdings, Inc.,
     0.0%, 2-15-2000  .......................     2,000   1,240,000

  Drugs and Hospital Supply - 1.81%
    AmeriSource Distribution Corporation,
     11.25%, 7-15-2005  .....................       368     388,492
    General Medical Corporation,
     12.125%, 8-15-2005  ....................     1,060   1,075,265
     Total  .................................             1,463,757


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Electronics - 1.19%
    Essex Group, Inc.,
     10.0%, 5-1-2003  .......................    $1,000 $   965,000

  Food and Related - 2.07%
    General Nutrition, Incorporated,
     11.375%, 3-1-2000  .....................       393     434,756
    Pilgrim's Pride Corporation,
     10.875%, 8-1-2003  .....................       300     282,750
    Specialty Foods Corporation,
     10.25%, 8-15-2001  .....................     1,000     960,000
     Total  .................................             1,677,506

  Hospital Management - 3.72%
    LTC Properties, Inc., Convertible,
     8.5%, 1-1-2000  ........................     1,000     985,000
    National Medical Enterprises, Inc.,
     9.625%, 9-1-2002  ......................     1,000   1,055,000
    Pathmark,
     9.625%, 5-1-2003  ......................     1,000     975,000
     Total  .................................             3,015,000

  Household Products - 2.18%
    Exide Corporation:
     10.75%, 12-15-2002  ....................       750     793,125
     0.0%, 12-15-2004 (E)  ..................       500     357,500
     10.0%, 4-15-2005 (A)  ..................       500     513,750
    MacAndrews & Forbes Group, Incorporated,
     13.0%, 3-1-99  .........................       100     100,500
     Total  .................................             1,764,875

  Leisure Time - 17.83%
    Cablevision Industries Corporation,
     10.75%, 1-30-2002  .....................       500     546,250
    California Hotel Finance Corporation,
     11.0%, 12-1-2002  ......................     1,000   1,025,000
    COMCAST CORPORATION,
     0.0%, 3-5-2000  ........................     1,000     710,000
    Continental Cablevision, Inc.:
     10.625%, 6-15-2002  ....................       500     525,000
     8.875%, 9-15-2005  .....................       500     510,000
     11.0%, 6-1-2007  .......................       500     555,000


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Leisure Time (Continued)
    FLAGSTAR COMPANIES, INC.:
     10.75%, 9-15-2001  .....................    $1,000 $   940,000
     11.25%, 11-1-2004  .....................     1,000     780,000
    GNS Finance Corp.,
     9.25%, 3-15-2003  ......................     1,500   1,605,000
    Granite Broadcasting Corporation,
     10.375%, 5-15-2005 (A)  ................       500     500,000
    Heartland Wireless Communications, Inc., Units,
     13.0%, 4-15-2003 (A)(G)  ...............       500     530,000
    Infinity Broadcasting Corporation,
     10.375%, 3-15-2002  ....................     1,000   1,060,000
    Plitt Theatres, Inc.,
     10.875%, 6-15-2004  ....................     1,000     990,000
    Showboat, Inc.,
     9.25%, 5-1-2008  .......................     1,000     917,500
    Sinclair Broadcast Group, Inc.,
     10.0%, 12-15-2003  .....................       375     375,000
    Trump Hotels & Casino Resorts
     Holdings, L.P.,
     15.5%, 6-15-2005  ......................     1,000     977,500
    Turner Broadcasting System, Inc.,
     8.375%, 7-1-2013  ......................     1,000     914,900
    Viacom International, Inc.,
     8.0%, 7-7-2006  ........................     1,000     973,750
     Total  .................................            14,434,900

  Metals and Mining - 0.67%
    UCAR Global Enterprises Inc.,
     12.0%, 1-15-2005  ......................       500     540,000

  Multi-Industry - 3.61%
    Federal Industries Ltd.,
     10.25%, 6-15-2000  .....................       500     468,750
    Jordan Industries, Inc.,
     10.375%, 8-1-2003  .....................     1,000     922,500
    Mark IV Industries, Inc.,
     8.75%, 4-1-2003  .......................     1,500   1,530,000
     Total  .................................             2,921,250

  Oil Services - 1.27%
    Wainoco Oil Corporation,
     12.0%, 8-1-2002  .......................     1,000   1,030,000

  Packaging and Containers - 5.27%
    Container Corporation of America,
     11.25%, 5-1-2004  ......................     1,500   1,560,000
    Gaylord Container Corporation,
     0.0%, 5-15-2005 (E)  ...................       500     490,000


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Packaging and Containers (Continued)
    Owens-Illinois, Inc.,
     10.25%, 4-1-99  ........................    $1,000 $ 1,020,000
    Silgan Corporation,
     0.0%, 12-15-2002 (E) ...................       500     457,500
    Sweetheart Cup Company, Inc.,
     10.5%, 9-1-2003  .......................       750     742,500
     Total  .................................             4,270,000

  Paper - 3.17%
    Fort Howard Corporation,
     11.0%, 1-2-2002  .......................       468     482,358
    Repap New Brunswick Inc.,
     10.625%, 4-15-2005  ....................       500     505,000
    Stone Container Corporation,
     10.75%, 10-1-2002  .....................       750     785,625
    Williamhouse - Regency of Delaware, Inc.,
     11.5%, 6-15-2005   .....................       800     796,000
     Total  .................................             2,568,983

  Public Utilities - Gas - 0.64%
    AmeriGas Partners, L.P.,
     10.125%, 4-15-2007 (A)  ................       500     520,000

  Publishing and Advertising - 3.71%
    American Media Operations, Inc.,
     11.625%, 11-15-2004  ...................     1,000   1,070,000
    Big Flower Press, Inc.,
     10.75%, 8-1-2003  ......................     1,000     985,000
    Outdoor Systems, Inc.,
     10.75%, 8-15-2003  .....................     1,000     950,000
     Total  .................................             3,005,000

  Railroad Equipment - 0.63%
    Westinghouse Air Brake Company,
     9.375%, 6-15-2005  .....................       500     506,250

  Retailing - 8.51%
    Barnes & Noble, Inc.,
     11.875%, 1-15-2003   ...................       500     546,250
    Big V Supermarkets, Inc.,
     11.0%, 2-15-2004  ......................       500     420,000
    Kroger Co. (The),
     9.75%, 2-15-2004  ......................     1,000   1,070,000
    Musicland Stores Corporation,
     9.0%, 6-15-2003  .......................     1,500   1,350,000
    Penn Traffic Company,
     10.375%, 10-1-2004  ....................     1,500   1,541,250


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  CORPORATE DEBT SECURITIES (Continued)
  Retailing (Continued)
    Ralphs Grocery Company,
     10.45%, 6-15-2004  .....................    $1,000 $ 1,000,000
    WestPoint Stevens Inc.,
     9.375%, 12-15-2005  ....................     1,000     962,500
     Total  .................................             6,890,000

  Services, Consumer and Business - 0.99%
    Bell & Howell Company,
     10.75%, 10-1-2002  .....................       750     798,750

  Steel - 1.01%
    AK Steel Corporation,
     10.75%, 4-1-2004  ......................       250     262,500
    Inland Steel Industries, Inc.,
     12.75%, 12-15-2002  ....................       500     557,500
     Total  .................................               820,000

  Telecommunications - 3.55%
    MFS Communications Company, Inc.,
     0.0%, 1-15-2004 (E)  ...................     1,000     695,000
    PanAmSat, L.P.:
     9.75%, 8-1-2000  .......................     1,000   1,020,000
     0.0%, 8-1-2003 (E)  ....................     1,000     715,000
    USA Mobile Communications, Inc.,
     9.5%, 2-1-2004  ........................       500     440,000
     Total  .................................             2,870,000

  Textiles and Apparel - 1.13%
    CONSOLTEX GROUP INC.,
     11.0%, 10-1-2003  ......................     1,000     915,000

  TOTAL CORPORATE DEBT SECURITIES - 81.19%              $65,732,776
    (Cost: $65,517,852)

  SHORT-TERM SECURITIES
    Banks and Savings and Loans - 4.24%
    U.S. Bancorp,
     Master Note  ...........................     3,432   3,432,000

    Food and Related - 3.75%
    General Mills, Inc.,
     Master Note  ...........................     1,095   1,095,000
    Sara Lee Corporation,
     Master Note  ...........................     1,940   1,940,000
     Total  .................................             3,035,000


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
  JUNE 30, 1995

                                              Principal
                                              Amount in
                                              Thousands       Value

  SHORT-TERM SECURITIES (Continued)
    Railroads - 4.21%
    Burlington Northern Railroad Co.,
     6.1%, 8-4-95  ..........................    $3,430 $ 3,410,239

    Retailing - 1.60%
    Rite Aid Corp.,
     6.02%, 7-10-95  ........................     1,300   1,298,044

  TOTAL SHORT-TERM SECURITIES - 13.80%                  $11,175,283
    (Cost: $11,175,283)

  TOTAL INVESTMENT SECURITIES - 98.29%                  $79,578,577
    (Cost: $78,452,353)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.71%       1,385,012

  NET ASSETS - 100.00%                                  $80,963,589


              See Notes to Schedules of Investments on page   .

  Notes to Schedules of Investments

  *No income dividends were paid during the preceding 12 months.

  (A) As of June 30, 1995, the following restricted securities were owned in the International Portfolio:


                     Acquisition         Acquisition   Market
      Security            Date      Shares      Cost    Value
    ---------------- --------------------------------------------
  Samsung Electronics Co.,
    Ltd., GDR           05/17/95    15,000$  777,750$  796,950
                        05/25/95     4,000   206,500   212,520

  Tarkett Aktiengesellschaft,
    ADS                 06/27/95    12,000   275,760   312,000
                                          --------------------
                                          $1,260,010$1,321,470
                                          ====================

       The total market value of restricted securities represents approximately 3.27% of the total net assets in the International Portfolio at June 30, 1995.

       As of June 30, 1995, the following restricted securities were owned in the High Income Portfolio:

                                Principal
                     Acquisition   AmountAcquisition   Market
      Security            Date    in 000's      Cost    Value
    ---------------- --------------------------------------------
  AmeriGas Partners, L.P.,
    10.125%, 4-15-2007  04/12/95      $500$  500,000$  520,000

  Exide Corporation,
    10.0%, 4-15-2005    04/21/95       500   500,000   513,750

  Granite Broadcasting
    Corporation,
    10.375%, 5-15-2005  05/12/95       500   500,000   500,000

  Heartland Wireless
    Communications, Inc., Units,
    13.0%, 4-15-2003    04/20/95       500   500,000   530,000

  Pioneer Americas
    Acquisition Corp.,
    13.375%, 4-1-2005   04/13/95       500   500,000   517,500

  United Stationers
    Supply Co.,
    12.75%, 5-1-2005    04/26/95       500   500,000   508,750
                                          --------------------
                                          $3,000,000$3,090,000
                                          ====================

       The total market value of restricted securities represents approximately 3.82% of the total net assets in the High Income Portfolio at June 30, 1995.

  (B) Coupon resets semiannually based on the arithmetic mean of two year swap rates in four nations: Italy, France, Spain, and the United Kingdom, determined by the following formula (minimum coupon of 0%):
            19.65% - 2X(Average two year swap rate in the aforementioned nations).

  (C)  Coupon resets semiannually based on 14.13% - 1.5 (5 year
       Deutschemark swap rate).  Coupon guaranteed at 3%.

  (D) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian dollar).

  (E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

  (F) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

  (G) Each unit consists of one thousand face value corporate bond and six warrants expiring 4-15-2003.

  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

  See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1995
  (Unaudited)                     Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
  Assets                     -----------  ---------- -----------
    Investment securities--at
     value (Notes 1 and 3)  $339,173,358$282,522,827 $39,800,823
    Cash  ..............           3,070       2,523       3,397
    Receivables:
     Investment securities
       sold ............      11,058,592   1,776,922     213,713
     Dividends and interest      564,740     323,354     203,821
     Fund shares sold  .         220,318     186,427     217,627
    Prepaid insurance
     premium  ..........           8,320       6,105       1,694
                            ------------------------ -----------
       Total assets ....     351,028,398 284,818,158  40,441,075
  Liabilities               ------------------------ -----------
    Payable for investment
     securities purchased     11,228,407         ---         ---
    Payable for Fund shares
     redeemed  .........         150,352      94,861      11,623
    Accrued accounting
     services fee  .....           4,167       4,167       1,667
    Dividends payable ..             ---         ---         ---
    Other ..............          11,614       8,337      31,522
                            ------------------------ -----------
       Total liabilities      11,394,540     107,365      44,812
                            ------------------------ -----------
        Total net assets    $339,633,858$284,710,793 $40,396,263
  Net Assets                ======================== ===========
    $0.01 par value capital stock
     Capital stock  ....    $    489,848$    345,709 $    75,375
     Additional paid-in
       capital .........     298,721,086 219,022,178  38,324,552
    Accumulated undistributed gain (loss):
     Accumulated undistributed
       net investment income   2,282,675   1,474,449     452,705
     Accumulated undistributed
       net realized gain (loss)
       on investment
       transactions ....      17,732,962   1,288,604       7,144
     Net unrealized appreciation
       of investments at end of
       period ..........      20,407,287  62,579,853   1,536,487
                            ------------------------ -----------
       Net assets applicable to
        outstanding units
        of capital  ....    $339,633,858$284,710,793 $40,396,263
                            ======================== ===========
  Net asset value, redemption
    and offering price per share $6.9334     $8.2356     $5.3593
                                 =======     =======     =======
  Capital shares outstanding  48,984,830  34,570,896   7,537,534
  Capital shares authorized  100,000,000 100,000,000 100,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1995
  (Unaudited)                  Small Cap    BalancedAsset Strategy
                               Portfolio   Portfolio   Portfolio
  Assets                      ----------  ---------- -----------
    Investment securities--at
     value (Notes 1 and 3)   $34,054,664 $16,318,187    $797,637
    Cash  ..............           7,178       2,701       1,317
    Receivables:
     Investment securities
       sold ............             ---         ---         ---
     Dividends and interest       18,635      81,680         192
     Fund shares sold  .         134,192      92,044      32,949
    Prepaid insurance
     premium  ..........           1,606         990         176
                             ----------- -----------    --------
       Total assets ....      34,216,275  16,495,602     832,271
  Liabilities                ----------- -----------    --------
    Payable for investment
     securities purchased            ---     724,540         ---
    Payable for Fund shares
     redeemed  .........           5,291       2,871      15,404
    Accrued accounting
     services fee  .....           1,667         833         ---
    Dividends payable ..             ---         ---         ---
    Other ..............           1,924         915          66
                             ----------- -----------    --------
       Total liabilities           8,882     729,159      15,470
                             ----------- -----------    --------
        Total net assets     $34,207,393 $15,766,443    $816,801
  Net Assets                 =========== ===========    ========
    $0.01 par value capital stock
     Capital stock  ....     $    49,340 $    28,577    $  1,622
     Additional paid-in
       capital .........      29,052,186  14,620,331     813,035
    Accumulated undistributed gain (loss):
     Accumulated undistributed
       net investment income     296,064     209,195       2,144
     Accumulated undistributed
       net realized gain (loss)
       on investment transactions
       and foreign currency
       transactions ....         943,228      15,047         ---
     Net unrealized appreciation
       of investments at end of
       period ..........       3,866,575     893,293         ---
                             ----------- -----------    --------
       Net assets applicable to
        outstanding units
        of capital  ....     $34,207,393 $15,766,443    $816,801
                             =========== ===========    ========
  Net asset value, redemption
    and offering price per share $6.9330     $5.5171     $5.0360
                                 =======     =======     =======
  Capital shares outstanding   4,934,027   2,857,735     162,194
  Capital shares authorized  100,000,000  50,000,000 100,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1995
  (Unaudited)               Money MarketLimited-Term        Bond
                               PortfolioBond Portfolio Portfolio
  Assets                   ------------------------- -----------
    Investment securities--at
     value (Notes 1 and 3)   $29,409,558  $2,309,312 $82,855,268
    Cash  ..............          16,639       3,317       5,066
    Receivables:
     Investment securities
       sold ............             ---         ---     552,099
     Dividends and interest      108,359      40,967   1,371,078
     Fund shares sold  .       2,046,883         500      85,447
    Prepaid insurance
     premium  ..........           2,209         539       3,426
                             -----------  ---------- -----------
       Total assets ....      31,583,648   2,354,635  84,872,384
  Liabilities                -----------  ---------- -----------
    Payable for investment
     securities purchased            ---      99,875     992,169
    Payable for Fund shares
     redeemed  .........         541,661      35,459     184,087
    Accrued accounting
     services fee  .....           1,667         ---       2,500
    Dividends payable ..           4,378         ---         ---
    Other ..............             814         589       4,403
                             -----------  ---------- -----------
       Total liabilities         548,520     135,923   1,183,159
                             -----------  ---------- -----------
        Total net assets     $31,035,128  $2,218,712 $83,689,225
  Net Assets                 ===========  ========== ===========
    $0.01 par value capital stock
     Capital stock  ....     $   310,351  $    4,190 $   157,125
     Additional paid-in
       capital .........      30,724,777   2,098,456  82,402,140
    Accumulated undistributed gain (loss):
     Accumulated undistributed
       net investment income         ---      60,754   2,712,910
     Accumulated undistributed
       net realized gain (loss)
       on investment transactions
       and foreign currency
       transactions ....             ---         ---  (3,757,250)
     Net unrealized appreciation
       of investments at end of
       period ..........             ---      55,312   2,174,300
                             -----------  ---------- -----------
       Net assets applicable to
        outstanding units
        of capital  ....     $31,035,128  $2,218,712 $83,689,225
                             ===========  ========== ===========
  Net asset value, redemption
    and offering price per share $1.0000     $5.2947     $5.3263
                                 =======     =======     =======
  Capital shares outstanding  31,035,128     419,040  15,712,505
  Capital shares authorized  200,000,000  50,000,000 100,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1995
  (Unaudited)                High Income
                               Portfolio
  Assets                   -------------
    Investment securities--at
     value (Notes 1 and 3)   $79,578,577
    Cash  ..............           2,599
    Receivables:
     Investment securities
       sold ............         490,000
     Dividends and interest    1,459,478
     Fund shares sold  .          61,962
    Prepaid insurance
     premium  ..........           3,606
                             -----------
       Total assets ....      81,596,222
  Liabilities                -----------
    Payable for investment
     securities purchased        490,000
    Payable for Fund shares
     redeemed  .........         132,670
    Accrued accounting
     services fee  .....           2,500
    Dividends payable ..             ---
    Other ..............           7,463
                             -----------
       Total liabilities         632,633
                             -----------
        Total net assets     $80,963,589
  Net Assets                 ===========
    $0.01 par value capital stock
     Capital stock  ....     $   178,688
     Additional paid-in
       capital .........      79,067,098
    Accumulated undistributed gain (loss):
     Accumulated undistributed
       net investment income   3,514,260
     Accumulated undistributed
       net realized gain (loss)
       on investment transactions
       and foreign currency
       transactions ....      (2,922,681)
     Net unrealized appreciation
       of investments at end of
       period ..........       1,126,224
                             -----------
       Net assets applicable to
        outstanding units
        of capital  ....     $80,963,589
                             ===========
  Net asset value, redemption
    and offering price per share $4.5310
                                 =======
  Capital shares outstanding  17,868,806
  Capital shares authorized  100,000,000
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                                  Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
                              ----------  ----------  ----------
  Investment Income
    Income:
     Interest  .........     $ 1,202,238 $   413,932  $  373,372
     Dividends  ........       2,230,866   2,008,061     355,378
                             ----------- -----------  ----------
       Total income ....       3,433,104   2,421,993     728,750
                             ----------- -----------  ----------
    Expenses (Note 2):
     Investment management
       fee .............       1,068,022     869,634     131,775
     Accounting services
       fee .............          25,000      25,000      10,000
     Registration fees            17,376      23,065       9,177
     Custodian fees  ...          12,633       6,968      16,624
     Audit fees  .......          15,088      12,281       2,556
     Legal fees  .......           2,690       2,183         300
     Other  ............          10,232       8,860         206
                             ----------- -----------  ----------
       Total expenses ..       1,151,041     947,991     170,638
                             ----------- -----------  ----------
        Net investment income  2,282,063   1,474,002     558,112
                             ----------- -----------  ----------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on securities  ....      17,732,962   1,751,455      28,153
    Realized net gain (loss)
     on foreign currency
     transactions  .....             612         447    (105,407)
                             ----------- -----------  ----------
     Realized net gain (loss)
       on investments ..      17,733,574   1,751,902     (77,254)
    Unrealized appreciation
     in value of investments
     during the period        30,024,889  46,205,807   2,200,583
                             ----------- -----------  ----------
       Net gain on
        investments  ...      47,758,463  47,957,709   2,123,329
                             ----------- -----------  ----------
        Net increase in net
          assets resulting
          from operations    $50,040,526 $49,431,711  $2,681,441
                             =========== ===========  ==========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                               Small Cap    BalancedAsset Strategy
                               Portfolio   Portfolio   Portfolio
                              ----------  ----------  ----------
  Investment Income
    Income:
     Interest  .........      $  421,796  $  149,056      $2,587
     Dividends  ........             630     106,653         ---
                              ----------  ----------      ------
       Total income ....         422,426     255,709       2,587
                              ----------  ----------      ------
    Expenses (Note 2):
     Investment management
       fee .............         107,924      35,969         375
    Accounting services
       fee .............           7,500       4,167         ---
     Registration fees             5,048       3,047         ---
     Custodian fees  ...           2,803         571         ---
     Audit fees  .......           2,083       1,658         ---
     Legal fees  .......             238         121         ---
     Other  ............             766         981          68
                              ----------  ----------      ------
       Total expenses ..         126,362      46,514         443
                              ----------  ----------      ------
        Net investment income    296,064     209,195       2,144
                              ----------  ----------      ------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on securities  ....         943,228      18,265         ---
    Realized net gain (loss)
     on foreign currency
     transactions  .....             ---         ---         ---
                              ----------  ----------      ------
     Realized net gain (loss)
       on investments ..         943,228      18,265         ---
    Unrealized appreciation
     in value of investments
     during the period         2,558,296   1,128,727         ---
                              ----------  ----------      ------
       Net gain on
        investments ....       3,501,524   1,146,992         ---
                              ----------  ----------      ------
        Net increase in net
          assets resulting
          from operations     $3,797,588  $1,356,187      $2,144
                              ==========  ==========      ======


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                            Money MarketLimited-Term        Bond
                               PortfolioBond Portfolio Portfolio
                         ---------------  ----------  ----------
  Investment Income
    Income:
     Interest  .........        $807,623    $ 68,664  $2,955,579
     Dividends  ........             ---         ---         ---
                                --------    --------  ----------
       Total income ....         807,623      68,664   2,955,579
                                --------    --------  ----------
    Expenses (Note 2):
     Investment management
       fee .............          67,037       5,325     211,321
     Accounting services
       fee .............          10,000         ---      15,000
     Registrations fees            1,370         567          13
     Custodian fees  ...           1,654          16       6,085
     Audit fees  .......           2,503       1,283       4,898
     Legal fees  .......             226          17         697
     Other  ............           2,449         702       4,053
                                --------    --------  ----------
       Total expenses ..          85,239       7,910     242,067
                                --------    --------  ----------
        Net investment income    722,384      60,754   2,713,512
                                --------    --------  ----------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on securities  ....             ---         ---    (277,554)
    Realized net gain (loss)
     on foreign currency
     transactions  .....             ---         ---        (602)
                                --------    --------  ----------
     Realized net gain (loss)
       on investments ..             ---         ---    (278,156)
    Unrealized appreciation
     in value of investments
     during the period               ---     102,999   6,770,634
                                --------    --------  ----------
       Net gain on
        investments  ...             ---     102,999   6,492,478
                                --------    --------  ----------
        Net increase in net
          assets resulting
          from operations       $722,384    $163,753  $9,205,990
                                ========    ========  ==========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF OPERATIONS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                             High Income
                               Portfolio
                         ---------------
  Investment Income
    Income:
     Interest  .........      $3,738,490
     Dividends  ........          55,562
                              ----------
       Total income ....       3,794,052
                              ----------
    Expenses (Note 2):
     Investment management
       fee .............         252,307
     Accounting services
       fee .............          15,000
     Registration fees             1,165
     Custodian fees  ...           1,790
     Audit fees  .......           4,805
     Legal fees  .......             684
     Other  ............           4,041
                              ----------
       Total expenses ..         279,792
                              ----------
        Net investment income  3,514,260
                              ----------
  Realized and Unrealized Gain (Loss)
    on Investments
    Realized net gain (loss)
     on securities  ....      (1,177,577)
    Realized net gain (loss)
     on foreign currency
     transactions  .....             ---
                              ----------
     Realized net gain (loss)
       on investments ..      (1,177,577)
    Unrealized appreciation
     in value of investments
     during the period         5,119,250
                              ----------
       Net gain on
        investments  ...       3,941,673
                              ----------
        Net increase in net
          assets resulting
          from operations     $7,455,933
                              ==========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                                  Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase in Net Assets
    Operations:
     Net investment
       income ..........    $  2,282,063$  1,474,002 $   558,112
     Realized net gain (loss)
       on investments ..      17,733,574   1,751,902     (77,254)
     Unrealized
       appreciation ....      30,024,889  46,205,807   2,200,583
                            ------------------------------------
       Net increase in net
        assets resulting
        from operations       50,040,526  49,431,711   2,681,441
                            ------------------------ -----------
    Dividends to shareholders from
     net investment income*          ---         ---         ---
                            ------------------------ -----------
    Capital share
     transactions**  ...      12,856,697  16,505,480  11,695,188
                            ------------------------ -----------
        Total increase        62,897,223  65,937,191  14,376,629
  Net Assets
    Beginning of period      276,736,635 218,773,602  26,019,634
                            ------------------------ -----------
    End of period ......    $339,633,858$284,710,793 $40,396,263
                            ======================== ===========
     Undistributed net
       investment income      $2,282,675  $1,474,449    $452,705
                              ==========  ==========    ========
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........       4,145,291   3,730,935   2,818,241
  Shares issued from reinvest-
    ment of dividends ..             ---         ---         ---
  Shares redeemed  .....      (2,076,329) (1,480,664)   (492,299)
                               ---------   ---------   ---------
  Increase in outstanding
    capital shares......       2,068,962   2,250,271   2,325,942
                               =========   =========   =========
  Value issued from sale
    of shares ..........     $25,923,536 $27,319,404 $14,153,273
  Value issued from reinvest-
    ment of dividends ..             ---         ---         ---
  Value redeemed  ......     (13,066,839)(10,813,924) (2,458,085)
                             ----------- ----------- -----------
  Increase in
    outstanding capital      $12,856,697 $16,505,480 $11,695,188
                             =========== =========== ===========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                               Small Cap    BalancedAsset Strategy
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase in Net Assets
    Operations:
     Net investment income   $   296,064 $   209,195    $  2,144
     Realized net gain (loss)
       on investments ..         943,228      18,265         ---
     Unrealized
       appreciation ....       2,558,296   1,128,727         ---
                             ----------- -----------    --------
       Net increase in net
        assets resulting
        from operations        3,797,588   1,356,187       2,144
                             ----------- -----------    --------
    Dividends to shareholders from
     net investment income*          ---         ---         ---
    Capital share
     transactions**  ...      14,329,643   5,739,188     814,657
                             ----------- -----------    --------
       Total increase  .      18,127,231   7,095,375     816,801
  Net Assets
    Beginning of period       16,080,162   8,671,068         ---
                             ----------- -----------    --------
    End of period ......     $34,207,393 $15,766,443    $816,801
                             =========== ===========    ========
     Undistributed net
       investment income        $296,064    $209,195      $2,144
                                ========    ========      ======
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........       2,532,540   1,194,969     162,692
  Shares issued from reinvest-
    ment of dividends ..              ---         ---         ---
  Shares redeemed  .....        (282,193)    (93,954)       (498)
                               ---------   ---------     -------
  Increase in outstanding
     capital shares ....       2,250,347   1,101,015     162,194
                               =========   =========     =======
  Value issued from sale
    of shares ..........     $16,152,071  $6,221,023    $817,163
  Value issued from reinvest-
    ment of dividends ..             ---         ---         ---
  Value redeemed  ......      (1,822,428)   (481,835)     (2,506)
                             -----------  ----------    --------
  Increase in
    outstanding capital      $14,329,643  $5,739,188    $814,657
                             ===========  ==========    ========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                            Money MarketLimited-Term        Bond
                               PortfolioBond Portfolio Portfolio
                          -------------- ----------- -----------
  Increase in Net Assets
    Operations:
     Net investment income   $   722,384  $   60,754 $ 2,713,512
     Realized net gain (loss)
       on investments ..             ---         ---    (278,156)
     Unrealized
       appreciation ....              ---    102,999   6,770,634
                             -----------  ---------- -----------
       Net increase in net
        assets resulting
        from operations          722,384     163,753   9,205,990
                             -----------  ---------- -----------
    Dividends to shareholders
     from net investment
     income* ...........       (722,384)         ---         ---
                             -----------  ---------- -----------
    Capital share
     transactions** ....         222,865     409,813     466,385
                             -----------  ---------- -----------
       Total increase ..         222,865     573,566   9,672,375
  Net Assets
    Beginning of period       30,812,263   1,645,146  74,016,850
                             -----------  ---------- -----------
    End of period ......     $31,035,128  $2,218,712 $83,689,225
                             ===========  ========== ===========
     Undistributed net
       investment income            $---     $60,754  $2,712,910
                                    ====     =======  ==========
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........      76,522,981     103,619   1,067,979
  Shares issued from reinvest-
    ment of dividends ..         722,384         ---         ---
  Shares redeemed  .....     (77,022,500)    (23,007)   (973,231)
                                 -------      ------      ------
  Increase in outstanding
    capital shares .....         222,865      80,612      94,748
                                 =======      ======      ======
  Value issued from sale
    of shares ..........     $76,522,981    $526,097  $5,337,558
  Value issued from reinvest-
    ment of dividends ..         722,384         ---         ---
  Value redeemed  ......     (77,022,500)   (116,284) (4,871,173)
                                --------    --------    --------
  Increase in
    outstanding capital         $222,865    $409,813    $466,385
                                ========    ========    ========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended JUNE 30, 1995
  (Unaudited)
                             High Income
                               Portfolio
                             -----------
  Increase in Net Assets
    Operations:
     Net investment income   $ 3,514,260
     Realized net gain (loss)
       on investments ..      (1,177,577)
     Unrealized
       appreciation ....       5,119,250
                             -----------
       Net increase in net
        assets resulting
        from operations        7,455,933
                             -----------
    Dividends to shareholders
     from net investment
     income* ...........             ---
                             -----------
    Capital share
     transactions** ....         863,981
                             -----------
       Total increase ..       8,319,914
  Net Assets
    Beginning of period       72,643,675
                             -----------
    End of period ......     $80,963,589
                             ===========
     Undistributed net
       investment income      $3,514,260
                              ==========
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........       1,367,697
  Shares issued from reinvest-
    ment of dividends ..             ---
  Shares redeemed  .....      (1,165,892)
                                 -------
  Increase in outstanding
    capital shares .....         201,805
                                 =======
  Value issued from sale
    of shares ..........      $5,904,797
  Value issued from reinvest-
    ment of dividends ..             ---
  Value redeemed  ......      (5,040,816)
                                --------
  Increase in
    outstanding capital         $863,981
                                ========


                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended DECEMBER 31, 1994
  (Unaudited)
                                  Growth      IncomeInternational
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase (Decrease) in Net Assets
    Operations:
     Net investment income  $  5,286,234$  2,248,257 $   106,617
     Realized net gain (loss)
       on investments ..      14,371,377     684,147     (21,009)
     Unrealized appreciation
       (depreciation) ..     (13,761,465) (6,030,073)   (664,096)
                            ------------------------ -----------
       Net increase (decrease)
        in net assets resulting
        from operations        5,896,146  (3,097,669)   (578,488)
                            ------------------------ -----------
    Dividends to shareholders from:*
     Net investment income    (5,286,234) (2,248,257)   (106,617)
     Realized gains on securities
       transactions ....     (14,154,374)        ---         ---
                            ------------------------ -----------
                             (19,440,608) (2,248,257)   (106,617)
                            ------------------------ -----------
    Capital share
     transactions**  ...      69,690,925  69,027,272  26,704,739
                            ------------------------ -----------
       Total increase
        (decrease) .....      56,146,463  63,681,346  26,019,634
  Net Assets
    Beginning of period      220,590,172 155,092,256         ---
                            ------------------------ -----------
    End of period ......    $276,736,635$218,773,602 $26,019,634
                            ======================== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........      11,752,596  11,914,285   5,355,035
  Shares issued from reinvest-
    ment of dividends and/or
    distributions ......       3,295,800     332,145      21,355
  Shares redeemed  .....      (3,733,563) (2,344,370)   (164,798)
                              ----------  ----------   ---------
  Increase in outstanding
    capital shares......      11,314,833   9,902,060   5,211,592
                              ==========  ==========   =========
  Value issued from sale
    of shares ..........     $73,683,884 $83,060,254 $27,436,654
  Value issued from reinvest-
    ment of dividends and/or
    distributions ......      19,440,608   2,248,256     106,617
  Value redeemed  ......     (23,433,567)(16,281,238)   (838,532)
                             ----------- ----------- -----------
  Increase in
    outstanding capital      $69,690,925 $69,027,272 $26,704,739
                             =========== =========== ===========
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended DECEMBER 31, 1994
  (Unaudited)
                               Small Cap    BalancedMoney Market
                               Portfolio   Portfolio   Portfolio
                             ----------- ----------- -----------
  Increase (Decrease) in Net Assets
    Operations:
     Net investment income   $    99,347  $   79,610 $   851,434
     Realized net gain (loss)
       on investments ..          44,381      (3,218)        ---
     Unrealized appreciation
       (depreciation) ..       1,308,279    (235,434)        ---
                             -----------  ---------- -----------
       Net increase (decrease)
        in net assets resulting
        from operations        1,452,007    (159,042)    851,434
                             -----------  ---------- -----------
    Dividends to shareholders from:*
     Net investment income       (99,347)    (79,610)   (851,434)
     Realized gains on securities
       transactions ....         (44,381)        ---         ---
                             -----------  ---------- -----------
                                (143,728)    (79,610)   (851,434)
                             -----------  ---------- -----------
    Capital share
     transactions**  ...      14,771,883   8,909,720   4,812,395
                             -----------  ---------- -----------
       Total increase
        (decrease)   ...      16,080,162   8,671,068   4,812,395
  Net Assets
    Beginning of period              ---         ---  25,999,868
                             -----------  ---------- -----------
    End of period ......     $16,080,162  $8,671,068 $30,812,263
                             ===========  ========== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........       2,722,519   1,795,318 183,043,231
  Shares issued from reinvest-
    ment of dividends and/or
    distributions ......          23,987      16,128     851,433
  Shares redeemed  .....         (62,826)    (54,726)(179,082,269)
                               ---------   --------- -----------
  Increase in outstanding
     capital shares ....       2,683,680   1,756,720   4,812,395
                               =========   =========  ==========
  Value issued from sale
    of shares ..........     $14,980,266  $9,104,454$183,043,231
  Value issued from reinvest-
    ment of dividends and/or
    distributions ......         143,729      79,610     851,433
  Value redeemed  ......        (352,112)   (274,344)(179,082,269)
                             -----------  ----------------------
  Increase in
    outstanding capital      $14,771,883  $8,909,720$  4,812,395
                             ===========  =====================+
                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  STATEMENT OF CHANGES IN NET ASSETS
  For the Period Ended DECEMBER 31, 1994
  (Unaudited)
                            Limited-Term        Bond High Income
                          Bond Portfolio   Portfolio   Portfolio
                          -------------- ----------- -----------
  Increase (Decrease) in Net Assets
    Operations:
     Net investment income    $   49,532 $ 5,286,973 $ 6,761,683
     Realized net gain (loss)
       on investments ..             455  (3,479,696) (1,428,391)
     Unrealized appreciation
       (depreciation) ..         (47,687) (6,740,515) (7,299,167)
                              ---------- ----------- -----------
       Net increase (decrease)
        in net assets resulting
        from operations            2,300  (4,933,238) (1,965,875)
                              ---------- ----------- -----------
    Dividends to shareholders
     from:*
     Net investment income       (49,532) (5,286,973) (6,761,683)
     Realized gains on securities
       transactions ....            (455)        ---         ---
                              ---------- ----------- -----------
                                 (49,987) (5,286,973) (6,761,683)
                              ---------- ----------- -----------
    Capital share
     transactions** ....       1,692,833   2,510,419  10,105,884
                              ---------- ----------- -----------
       Total increase
        (decrease)  ....       1,645,146  (7,709,792)  1,378,326
  Net Assets
    Beginning of period              ---  81,726,642  71,265,349
                              ---------- ----------- -----------
    End of period ......      $1,645,146 $74,016,850 $72,643,675
                              ========== =========== ===========
     Undistributed net
       investment income            $---        $---        $---
                                    ====        ====        ====
                 *See "Financial Highlights" on pages      .
  **Shares issued from sale
    of shares ..........         331,301   3,002,124   3,768,168
  Shares issued from reinvest-
    ment of dividends and/or
    distributions ......          10,283   1,081,257   1,593,245
  Shares redeemed  .....          (3,156) (3,587,525) (3,062,321)
                                 -------   ---------   ---------
  Increase in outstanding
    capital shares .....         338,428     495,856   2,299,092
                                 =======   =========   =========
  Value issued from sale
    of shares ..........      $1,658,566 $15,437,912 $16,942,683
  Value issued from reinvest-
    ment of dividends and/or
    distributions ......          49,987   5,286,973   6,761,683
  Value redeemed  ......         (15,720)(18,214,466)(13,598,482)
                              ---------- ----------- -----------
  Increase in
    outstanding capital       $1,692,833 $ 2,510,419 $10,105,884
                              ========== =========== ===========
                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE GROWTH PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:
  (Unaudited)
                       For the
                      six months  For the fiscal year ended December 31,
                         ended   -----------------------------------------
                       6/30/95      1994    1993     1992    1991    1990
                      ---------- ------- -------  -------  ------- -------
  Net asset value,
    beginning of
    period ...........   $5.8986 $6.1962  $6.1505 $5.5973  $4.9479 $5.4025
                         ------- ------- -------  -------  ------- -------
  Income from investment
    operations:
    Net investment
     income  .........    0.0466  0.1211   0.0537  0.1013   0.1229  0.1661
    Net realized and
     unrealized gain
     (loss) on
     investments  ....    0.9882  0.0268   0.8087  1.0653   1.6636 (0.4546)
                         ------- ------- -------  -------  ------- -------
  Total from investment
    operations .......    1.0348  0.1479   0.8624  1.1666   1.7865 (0.2885)
                         ------- ------- -------  -------  ------- -------
  Less distributions:
    Dividends from net
     investment
     income  .........   (0.0000)(0.1211) (0.0537)(0.1013) (0.1229)
    (0.1661)
    Distribution from
     capital gains  ..   (0.0000)(0.3244) (0.7569)(0.5121) (1.0142)
    (0.0000)
    Distribution in
     excess of capital
     gains  ..........   (0.0000)(0.0000) (0.0061)(0.0000) (0.0000)
    (0.0000)
                         ------- ------- -------  -------  ------- -------
  Total distributions    (0.0000)(0.4455) (0.8167)(0.6134) (1.1371)
    (0.1661)
                         ------- ------- -------  -------  ------- -------
  Net asset value,
    end of period ....   $6.9334 $5.8986  $6.1962 $6.1505  $5.5973 $4.9479
                         ======= ======= =======  =======  ======= =======
  Total return  ......   17.54%   2.39%   14.02%  20.84%   36.10%  -5.34%
  Net assets, end of
    period (000
    omitted) .........$339,634$276,737 $220,590$122,363  $69,044 $37,440
  Ratio of expenses
    to average net
    assets............    0.77%*  0.77%    0.78%   0.80%    0.86%   0.86%
  Ratio of net investment
    income to average
    net assets .......    1.52%*  2.07%    1.01%   2.00%    2.43%   3.58%
  Portfolio turnover
    rate .............  234.38%*277.36%  297.81% 225.87%  316.72% 331.15%

  *Annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE INCOME PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:
  (Unaudited)
                       For the
                      six months  For the fiscal year ended December 31,
                         ended   -----------------------------------------
                       6/30/95      1994    1993     1992    1991    1990
                      ---------- ------- -------  -------  ------- -------
  Net asset value,
    beginning of
    period ...........   $6.7689 $6.9180  $5.9530 $5.3158  $5.0000
                         ------- ------- -------  -------  -------
  Income from investment
    operations:
    Net investment
     income  .........    0.0426  0.0703   0.0651  0.0803   0.0633
    Net realized and
     unrealized gain (loss)
     on investments  .    1.4241 (0.1491)  0.9650  0.6496   0.3158
                         ------- ------- -------  -------  -------
  Total from investment
    operations .......    1.4667 (0.0788)  1.0301  0.7299   0.3791
                         ------- ------- -------  -------  -------
  Less distributions:
    Dividends from net
     investment
     income  .........   (0.0000)(0.0703) (0.0651)(0.0803) (0.0633)
    Distribution from
     capital gains ...   (0.0000)(0.0000) (0.0000)(0.0124) (0.0000)
                         ------- ------- -------  -------  -------
  Total distributions    (0.0000)(0.0703) (0.0651)(0.0927) (0.0633)
                         ------- ------- -------  -------  -------
  Net asset value,
    end of period ....   $8.2356 $6.7689  $6.9180 $5.9530  $5.3158
                         ======= ======= =======  =======  =======
  Total return .......   21.67%  -1.14%   17.30%  13.78%   17.43%
  Net assets, end of
    period (000
    omitted) .........$284,711$218,774 $155,092 $65,027  $15,640
  Ratio of expenses
    to average net
    assets............    0.78%** 0.77%    0.79%   0.85%    0.89%
  Ratio of net investment
    income to average
    net assets .......    1.21%** 1.16%    1.36%   1.78%    2.47%
  Portfolio turnover
    rate .............   13.78%**23.32%   18.38%  15.74%    4.41%

    *The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
   **Annualized.
                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE INTERNATIONAL PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout The Period:
  (Unaudited)
                               For the           For the
                               six months         period
                               ended               ended
                                 6/30/95        12/31/94*
                               ----------       ----------
  Net asset value,
    beginning of
    period ...........           $4.9926          $5.0000
                                 -------          -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0740           0.0207
    Net realized and
     unrealized gain (loss)
     on investments ..            0.2927          (0.0074)
                                 -------          -------
  Total from investment
    operations .......            0.3667           0.0133

  Less dividends from net
     investment
     income  .........           (0.0000)         (0.0207)
                                 -------          -------
  Net asset value,
    end of period ....           $5.3593          $4.9926
                                 =======          =======
  Total return .......            7.34%            0.26%
  Net assets, end of
    period (000
    omitted) .........         $40,396          $26,020
  Ratio of expenses
    to average net
    assets............            1.05%**          1.26%
  Ratio of net investment
    income to average
    net assets .......            3.44%**          1.36%
  Portfolio turnover
    rate .............           27.66%**         23.23%

   *The International Portfolio's inception date is April 28, 1994;
     however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
   **Annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE SMALL CAP PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout The Period:
  (Unaudited)
                               For the           For the
                               six months         period
                               ended               ended
                                 6/30/95        12/31/94*
                               ----------       ----------
  Net asset value,
    beginning of
    period ...........           $5.9918          $5.0000
                                 -------          -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0600           0.0376
    Net realized and
     unrealized gain
     on investments  .            0.8812           1.0086
                                 -------          -------
  Total from investment
    operations .......            0.9412           1.0462
                                 -------          -------
  Less distributions:
    Dividends from net
     investment income           (0.0000)         (0.0376)
    Distributions from
     capital gains ...           (0.0000)         (0.0168)
                                 -------          -------
  Total distributions            (0.0000)         (0.0544)
                                 -------          -------
  Net asset value,
    end of period ....           $6.9330          $5.9918
                                 =======          =======
  Total return .......           15.71%           20.92%
  Net assets, end of
    period (000
    omitted) .........         $34,207          $16,080
  Ratio of expenses
    to average net
    assets............            1.01%**          1.08%
  Ratio of net investment
    income to average
    net assets .......            2.36%**          2.35%
  Portfolio turnover
    rate .............           56.10%**         21.61%

   *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
   **Annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE BALANCED PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout The Period:
  (Unaudited)
                               For the           For the
                               six months         period
                               ended               ended
                                 6/30/95        12/31/94*
                               ----------       ----------
  Net asset value,
    beginning of
    period ...........           $4.9359          $5.0000
                                 -------          -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0732           0.0460
    Net realized and
     unrealized gain (loss)
     on investments  .            0.5080          (0.0641)
                                 -------          -------
  Total from investment
    operations .......            0.5812          (0.0181)
  Less dividends from net
     investment
     income  .........           (0.0000)         (0.0460)
                                 -------          -------
  Net asset value,
    end of period ....           $5.5171          $4.9359
                                 =======          =======
  Total return .......           11.78%           -0.37%
  Net assets, end of
    period (000
    omitted) .........         $15,766           $8,671
  Ratio of expenses
    to average net
    assets............            0.79%**          0.95%
  Ratio of net investment
    income to average
    net assets .......            3.54%**          3.14%
  Portfolio turnover
    rate .............           78.58%**         19.74%

    *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
   **Annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE ASSET STRATEGY PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout The Period:
  (Unaudited)
                               For the
                               period
                               ended
                               6/30/95*
                               ----------
  Net asset value,
    beginning of
    period ...........           $5.0000
                                 -------
  Income from investment
    operations:
    Net investment
     income  .........            0.0132
    Net realized and
     unrealized gain
     on investments  .            0.0228
                                 -------
  Total from investment
    operations .......            0.0360
                                 -------
  Net asset value,
    end of period ....           $5.0360
                                 =======
  Total return .......            0.72%
  Net assets, end of
    period (000
    omitted) .........            $817
  Ratio of expenses
    to average net
    assets............            0.95%
  Ratio of net investment
    income to average
    net assets .......            4.61%
  Portfolio turnover
    rate .............            0.00%

    *The Asset Strategy Portfolio's inception date is February 14, 1995;
     however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through June 30, 1995. Ratios and the portfolio turnover rate have been annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE MONEY MARKET PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:
  (Unaudited)
                       For the
                      six months  For the fiscal year ended December 31,
                         ended   -----------------------------------------
                       6/30/95      1994    1993     1992    1991    1990
                      ---------- ------- -------  -------  ------- -------
  Net asset value,
    beginning of
    period ...........   $1.0000 $1.0000  $1.0000 $1.0000  $1.0000 $1.0000
                         ------- ------- -------  -------  ------- -------
  Net investment
     income  .........    0.0273  0.0368   0.0260  0.0324   0.0536  0.0753
  Less dividends
    declared .........   (0.0273)(0.0368) (0.0260)(0.0324) (0.0536)
    (0.0753)
                         ------- ------- -------  -------  ------- -------
  Net asset value,
    end of period ....   $1.0000 $1.0000  $1.0000 $1.0000  $1.0000 $1.0000
                         ======= ======= =======  =======  ======= =======
  Total return  ......    2.76%   3.72%    2.63%   3.29%    5.49%   7.82%
  Net assets, end of
    period (000
    omitted) ......... $31,035 $30,812  $26,000 $23,995  $19,797 $16,870
  Ratio of expenses
    to average net
    assets............    0.65%*  0.65%    0.65%   0.65%    0.76%   0.79%
  Ratio of net investment
    income to average
    net assets .......    5.51%*  3.72%    2.61%   3.17%    5.33%   7.52%

   *Annualized.


                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE LIMITED-TERM BOND PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout The Period:
  (Unaudited)
                               For the           For the
                               six months         period
                               ended               ended
                                 6/30/95        12/31/94*
                               ----------       ----------
  Net asset value,
    beginning of
    period ...........           $4.8611          $5.0000
                                 -------          -------
  Income from investment
    operations:
    Net investment
     income  .........            0.1450           0.1507
    Net realized and
     unrealized gain (loss)
     on investments  .            0.2886          (0.1375)
                                 -------          -------
  Total from investment
    operations .......            0.4336           0.0132
                                 -------          -------
  Less distributions:
    Dividends from net
     investment
     income  .........           (0.0000)         (0.1507)
    Distribution from
     capital gains  ..           (0.0000)         (0.0014)
                                 -------          -------
  Total distributions            (0.0000)         (0.1521)
                                 -------          -------
  Net asset value,
    end of period ....           $5.2947          $4.8611
                                 =======          =======
  Total return .......            8.92%            0.26%
  Net assets, end of
    period (000
    omitted) .........          $2,219           $1,645
  Ratio of expenses
    to average net
    assets............            0.83%**          0.93%
  Ratio of net investment
    income to average
    net assets .......            6.37%**          5.89%
  Portfolio turnover
    rate .............            0.00%**         93.83%

    *The Limited-Term Bond Portfolio's inception date is April 28, 1994;
     however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
   **Annualized.
                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE BOND PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:
  (Unaudited)
                       For the
                      six months  For the fiscal year ended December 31,
                         ended   -----------------------------------------
                       6/30/95      1994    1993     1992    1991    1990
                      ---------- ------- -------  -------  ------- -------
  Net asset value,
    beginning of
    period ...........   $4.7393 $5.4045  $5.2626 $5.2661  $4.9534 $5.0249
                         ------- ------- -------  -------  ------- -------
  Income from investment
    operations:
    Net investment
     income  .........    0.1727  0.3507   0.3334  0.3643   0.3867  0.4025
    Net realized and
     unrealized gain
     (loss) on
     investments  ....    0.4143 (0.6652)  0.3046  0.0216   0.3771 (0.0715)
                         ------- ------- -------  -------  ------- -------
  Total from investment
    operations .......    0.5870 (0.3145)  0.6380  0.3859   0.7638  0.3310
                         ------- ------- -------  -------  ------- -------
  Less distributions:
    Dividends from net
     investment
     income  .........   (0.0000)(0.3507) (0.3334)(0.3643) (0.3867)
    (0.4025)
    Distribution from
     capital gains  ..   (0.0000)(0.0000) (0.1627)(0.0251) (0.0644)
    (0.0000)
                         ------- ------- -------  -------  ------- -------
  Total distributions    (0.0000)(0.3507) (0.4961)(0.3894) (0.4511)
    (0.4025)
                         ------- ------- -------  -------  ------- -------
  Net asset value,
    end of period ....   $5.3263 $4.7393  $5.4045 $5.2626  $5.2661 $4.9534
                         ======= ======= =======  =======  ======= =======
  Total return  ......   12.39%  -5.90%   12.37%   7.67%   16.19%   7.03%
  Net assets, end of
    period (000
    omitted) ......... $83,689 $74,017  $81,727 $49,428  $29,112 $16,464
  Ratio of expenses
    to average net
    assets............    0.62%*  0.62%    0.62%   0.64%    0.72%   0.78%
  Ratio of net investment
    income to average
    net assets .......    6.95%*  6.73%    6.01%   6.91%    7.65%   8.05%
  Portfolio turnover
    rate .............   64.96%*135.82%   68.75%  44.32%   52.50%  51.50%

   *Annualized.

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE HIGH INCOME PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout Each Period:
  (Unaudited)
                       For the
                      six months  For the fiscal year ended December 31,
                         ended   -----------------------------------------
                       6/30/95      1994    1993     1992    1991    1990
                      ---------- ------- -------  -------  ------- -------
  Net asset value,
    beginning of
    period ...........   $4.1118 $4.6373  $4.2886 $4.0770  $3.4067 $4.1288
                         ------- ------- -------  -------  ------- -------
  Income from investment
    operations:
    Net investment
     income  .........    0.1967  0.4106   0.3899  0.4050   0.4368  0.4346
    Net realized and
     unrealized gain
     (loss) on
     investments  ....    0.2225 (0.5255)  0.3487  0.2116   0.6703 (0.7221)
                         ------- ------- -------  -------  ------- -------
  Total from investment
    operations .......    0.4192 (0.1149)  0.7386  0.6166   1.1071 (0.2875)
                         ------- ------- -------  -------  ------- -------
  Less dividends from
    net investment
    income ...........   (0.0000)(0.4106) (0.3899)(0.4050) (0.4368)
    (0.4346)
                         ------- ------- -------  -------  ------- -------
  Net asset value,
    end of period ....   $4.5310 $4.1118  $4.6373 $4.2886  $4.0770 $3.4067
                         ======= ======= =======  =======  ======= =======
  Total return  ......   10.20%  -2.55%   17.90%  15.70%   34.19%  -7.44%
  Net assets, end of
    period (000
    omitted) ......... $80,964 $72,644  $71,265 $41,456  $24,394 $13,868
  Ratio of expenses
    to average net
    assets............    0.73%*  0.74%    0.75%   0.77%    0.87%   0.90%
  Ratio of net investment
    income to average
    net assets .......    9.22%*  9.03%    8.66%   9.48%   11.32%  11.55%
  Portfolio turnover
    rate .............   33.82%* 37.86%   54.22%  60.79%   34.00%  12.21%

   *Annualized.

                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS
  JUNE 30, 1995

  NOTE 1 -- Significant Accounting Policies

       TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

  B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

  C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

  D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

  E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date.
       Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

  NOTE 2 -- Investment Management And Payments To Affiliated Persons

       The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio - .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $913.4 million of combined net assets at June 30, 1995) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

       Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed
  Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

       The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                           Accounting Services Fee
                    Average
                 Net Asset Level                  Annual Fee
            (all dollars in millions)     Rate for Each Portfolio
            --------------------------    -----------------------
            From $    0  to $   10                  $      0
            From $   10  to $   25                  $ 10,000
            From $   25  to $   50                  $ 20,000
            From $   50  to $  100                  $ 30,000
            From $  100  to $  200                  $ 40,000
            From $  200  to $  350                  $ 50,000
            From $  350  to $  550                  $ 60,000
            From $  550  to $  750                  $ 70,000
            From $  750  to $1,000                  $ 85,000
                 $1,000 and Over                    $100,000

       The Fund paid Directors' fees of $12,528.

       W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

  NOTE 3 -- Investment Security Transactions

       Investment securities transactions for the period ended June 30, 1995, are summarized as follows:


                                      Growth        Income International
                                   Portfolio     Portfolio     Portfolio
                                 -----------     ---------     ---------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                  $383,940,220   $30,274,539   $21,331,023
  Purchases of U.S. Government
     securities                          ---           ---           ---
  Purchases of short-term
    securities                   307,948,586    66,383,589    59,716,875
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities        306,613,991    15,946,372     2,892,515
  Proceeds from maturities
    and sales of U.S.
    Government securities                ---           ---           ---
  Proceeds from maturities
    and sales of short-term
    securities                   371,710,022    65,185,771    66,654,849

                                   Small Cap   BalancedAsset Strategy
                                   Portfolio  Portfolio  Portfolio
                                 -----------  ---------  ---------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                   $10,866,216 $9,964,318        $---
  Purchases of U.S. Government
     securities                          ---  2,512,968         ---
  Purchases of short-term
    securities                    78,453,779 13,121,833     883,252
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities          3,244,562  3,973,732         ---
  Proceeds from maturities
    and sales of U.S.
    Government securities                ---        ---         ---
  Proceeds from maturities
    and sales of short-term
    securities                    71,896,446 15,078,329      88,000

                                       Money   Limited-
                                      Market  Term Bond       Bond
                                   Portfolio  Portfolio  Portfolio
                                 -----------  ---------  ---------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                           ---   $262,833 $12,249,933
  Purchases of U.S. Government
     securities                          ---     99,875  11,882,444
  Purchases of short-term
    securities                  $127,300,639    642,686  26,906,380
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities                ---        ---  11,352,528
  Proceeds from maturities
    and sales of U.S.
    Government securities                ---        ---  14,441,065
  Proceeds from maturities
    and sales of short-term
    securities                   125,966,093    405,000  21,341,800

                                        High
                                      Income
                                   Portfolio
                                 -----------
  Purchases of investment
    securities, excluding short-
    term and U.S. Government
    securities                   $11,456,949
  Purchases of U.S. Government
     securities                          ---
  Purchases of short-term
    securities                    26,154,865
  Proceeds from maturities
    and sales of investment
    securities, excluding
    short-term and U.S.
    Government securities         13,100,319
  Proceeds from maturities
    and sales of U.S.
    Government securities                ---
  Proceeds from maturities
    and sales of short-term
    securities                    20,001,000

       For Federal income tax purposes, cost of investments owned at June
  30, 1995 and the related unrealized appreciation (depreciation) were as follows:
                                                                      Aggregate
                                  Cost    Appreciation Depreciation Appreciation
                              --------------------------------------------------
Growth Portfolio              $318,766,071 $27,993,456 $7,586,169 $20,407,287
Income Portfolio               219,943,056  65,032,099  2,452,328  62,579,771
International Portfolio         38,265,023   2,864,023  1,328,223   1,535,800
Small Cap Portfolio             30,188,089   4,596,210    729,635   3,866,575
Balanced Portfolio              15,424,894   1,079,020    185,727     893,293
Asset Strategy Portfolio           797,637         ---        ---         ---
Money Market Portfolio          29,409,558         ---        ---         ---
Limited-Term Bond Portfolio      2,254,000      55,819        507      55,312
Bond Portfolio                  80,680,462   2,812,728    637,922   2,174,806
High Income Portfolio           78,452,353   2,832,692  1,706,468   1,126,224

  NOTE 4 -- Federal Income Tax Matters

       The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Small Cap and Limited-Term Bond Portfolios realized capital gain net income of $14,154,374, $44,381 and $455, respectively, during the year ended December 31, 1994. The capital gain net income was paid to shareholders during the year ended December 31, 1994. For Federal income tax purposes the Income Portfolio realized capital gain net income of $685,306 during the year ended December 31, 1994. These capital gains were entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of Income Portfolio aggregated $459,928 at December 31, 1994, and are available to offset future realized capital gain net income through December 31, 2001. For Federal income tax purposes, Bond, High Income, Balanced and International Portfolios realized capital losses of $3,479,696, $1,428,392, $3,218 and $21,009, respectively, during the year ended December 31, 1994. These amounts are available to offset future realized capital gain net income through December 31, 2002. In addition, the High Income Portfolio has $316,713 in capital loss carryforwards from prior years, which are available to offset future realized capital gain net income through December 31, 1999.

  Note 5 -- Organization

       The inception date of the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, and the Limited-Term Bond Portfolio is April 28, 1994; however, these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, May 3, 1994. The inception date of the Asset Strategy Portfolio is February 14, 1995; however, this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, May 1, 1995. The accompanying financial statements reflect activity for these periods.

  THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
  SEPTEMBER 30, 1995
                                              Principal
                                              Amount in
                                              Thousands       Value
  UNITED STATES GOVERNMENT SECURITY - 63.19%
    United States Treasury Notes,
     5.125%, 11-15-95  ......................    $1,604  $1,602,989
    (Cost: $1,602,986)

  SHORT-TERM SECURITIES
  Commercial Paper
    Banks and Savings and Loans - 4.38%
    U.S. Bancorp,
     Master Note  ...........................       111     111,000

    Consumer Electronics and Appliances - 3.93%
    TDK (USA) Corp.,
     5.74%, 10-17-95  .......................       100      99,745

    Food and Related - 5.91%
    General Mills, Inc.,
     Master Note  ...........................        43      43,000
    Sara Lee Corporation,
     Master Note ............................       107     107,000
     Total  .................................               150,000

    Public Utilities - Electric - 3.94%
    Southern California Edison Co.,
     5.75%, 10-5-95  ........................       100      99,936

    Telecommunications - 7.86%
    BellSouth Telecommunications Inc.,
     5.71%, 10-11-95  .......................       100      99,841
    GTE Corporation,
     5.84%, 10-31-95  .......................       100      99,514
     Total  .................................               199,355

  Total Commercial Paper - 26.02%                           660,036

  United States Treasury - 9.24%
    United States Treasury Bills:
     5.17%, 10-12-95  .......................        35      34,945
     5.25%, 10-12-95  .......................        60      59,904
     5.2%, 10-19-95  ........................       100      99,740
     5.23%, 10-19-95  .......................        40      39,895
     Total ..................................               234,484

  TOTAL SHORT-TERM SECURITIES - 35.26%                   $  894,520
    (Cost: $894,520)

  TOTAL INVESTMENT SECURITIES - 98.45%                   $2,497,509
    (Cost: $2,497,506)

  CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.55%          39,254

  NET ASSETS - 100.00%                                   $2,536,763


              See Notes to Schedules of Investments on page   .

  THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
  SEPTEMBER 30, 1995


  Notes to Schedules of Investments
  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

  See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

  THE ASSET STRATEGY PORTFOLIO
  STATEMENT OF ASSETS AND LIABILITIES
  SEPTEMBER 30, 1995
  (Unaudited)

  Assets
    Investment securities -- at value
     (Notes 1 and 3)  .................................    $2,497,509
    Cash  .............................................         7,672
    Receivables for dividends and interest ............        32,063
    Prepaid insurance premium .........................           128
                                                           ----------
       Total assets ...................................     2,537,372
                                                           ----------
  Liabilities
    Other liabilities .................................           609
                                                           ----------
       Total liabilities ..............................           609
                                                           ----------
        Total net assets  .............................    $2,536,763
                                                           ==========

  Net Assets
    $0.01 par value capital stock, authorized --
     100,000,000; shares outstanding -- 498,104
     Capital stock  ...................................    $    4,981
     Additional paid-in capital  ......................     2,511,046
    Accumulated undistributed income:
     Accumulated undistributed net investment
      income  .........................................        20,733
     Net unrealized appreciation in value of
      investments at end of period  ...................             3
                                                           ----------
       Net assets applicable to outstanding
        units of capital ..............................    $2,536,763
                                                           ==========
  Net asset value per share (net assets divided
    by shares outstanding) ............................       $5.0928
                                                              =======

                 See notes to financial statements.

  ASSET STRATEGY PORTFOLIO
  STATEMENT OF OPERATIONS
  For the Period Ended SEPTEMBER 30, 1995
  (Unaudited)

  Investment Income
    Income:
     Interest  ........................................       $25,276
                                                              -------
       Total income ...................................        25,276
                                                              -------
    Expenses (Note 2):
     Investment management fee  .......................         3,715
     Custodian fees  ..................................           259
     Legal fee  .......................................             4
     Other  ...........................................           565
                                                              -------
       Total expenses .................................         4,543
                                                              -------
        Net investment income  ........................        20,733
                                                              -------
  Unrealized Gain on Investments
    Unrealized appreciation in value of investments
     during the period ................................             3
                                                              -------
        Net increase in net assets resulting
          from operations .............................       $20,736
                                                              =======


                     See notes to financial statements.

  THE ASSET STRATEGY PORTFOLIO
  STATEMENT OF CHANGES IN NET ASSETS
  (Unaudited)

                                              For the
                                               period
                                                ended
                                        September 30,
                                                 1995
                                           ------------
  Increase in Net Assets
    Operations:
     Net investment income  ............     $   20,733
     Unrealized appreciation ...........              3
                                             ----------
       Net increase in net assets
        resulting from operations  .....         20,736
                                             ----------
    Dividends to shareholders from
     net investment income*  ...........            ---
                                             ----------
    Capital share transactions:
     Proceeds from sale of shares
       (508,142 shares) ................      2,566,796
     Proceeds from reinvestment of
       dividends (0 shares) ............            ---
     Payments for shares redeemed
       (10,038 shares) .................        (50,769)
                                             ----------
       Net increase in net assets
        resulting from capital
        share transactions  ............      2,516,027
                                             ----------
        Total increase  ................      2,536,763
  Net Assets
    Beginning of period ................            ---
                                             ----------
    End of period, including undistributed
     net investment income of $20,733  .     $2,536,763
                                             ==========


                   *See "Financial Highlights" on page   .

                     See notes to financial statements.

  FINANCIAL HIGHLIGHTS OF
  THE ASSET STRATEGY PORTFOLIO
  For a Share of Capital Stock Outstanding Throughout The Period:
  (Unaudited)
                               For the
                               period
                               ended
                               9/30/95*
                               ----------
  Net asset value,
    beginning of
    period ...........           $5.0000
                                 -------
  Income from investment
    operations:
    Net investment
     income  .........             .0416
    Net realized and
     unrealized gain
     on investments  .             .0512
                                 -------
  Total from investment
    operations .......             .0928
                                 -------
  Net asset value,
    end of period ....           $5.0928
                                 =======
  Total return .......        ????%
  Net assets, end of
    period (000
    omitted) .........          $2,537
  Ratio of expenses
    to average net
    assets............            0.99%
  Ratio of net investment
    income to average
    net assets .......            4.50%
  Portfolio turnover
    rate .............            0.00%

    *The Asset Strategy Portfolio's inception date is February 14, 1995;
     however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and the portfolio turnover rate have been annualized.

                     See notes to financial statements.

  TMK/UNITED FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS
  SEPTEMBER 30, 1995
  (Unaudited)

  NOTE 1 -- Significant Accounting Policies

       TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

  B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

  C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

  D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

  E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date.
       Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

  NOTE 2 -- Investment Management And Payments To Affiliated Persons

       The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio - .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.0 billion of combined net assets at September 30, 1995) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

       Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed
  Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

       The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                           Accounting Services Fee
                    Average
                 Net Asset Level                  Annual Fee
            (all dollars in millions)     Rate for Each Portfolio
            --------------------------    -----------------------
            From $    0  to $   10                  $      0
            From $   10  to $   25                  $ 10,000
            From $   25  to $   50                  $ 20,000
            From $   50  to $  100                  $ 30,000
            From $  100  to $  200                  $ 40,000
            From $  200  to $  350                  $ 50,000
            From $  350  to $  550                  $ 60,000
            From $  550  to $  750                  $ 70,000
            From $  750  to $1,000                  $ 85,000
                 $1,000 and Over                    $100,000

       The Asset Strategy Portfolio (the "Portfolio") paid no Directors' fees.

       W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

  NOTE 3 -- Investment Security Transactions

       The Portfolio, for the period ending September 30, 1995, had purchases of short-term securities, including short-term government securities aggregated $4,837,978 while proceeds from maturities and sales aggregated $2,355,000.

       For Federal income tax purposes, cost of investments owned at September 30, 1995 was $2,497,506, resulting in net unrealized appreciation of $3, all of which was due to appreciation on securitites.

                           REGISTRATION STATEMENT

                                   PART C

                              OTHER INFORMATION

  24.  Financial Statements and Exhibits
       ---------------------------------

  (a)  Financial Statements -- TMK/United Funds, Inc.

       Included in Part B:
       -------------------

       As of June 30, 1995 and December 31, 1994
            Statements of Assets and Liabilities

       For the year ended December 31, 1994 and the six months ended June
       30, 1995
            Statements of Operations

       For each of the two years in the period ended December 31, 1994 and the six months ended June 30, 1995
            Statement of Changes in Net Assets

       Schedule I -- Investment Securities as of June 30, 1995 and December 31, 1994

       For TMK/United Funds, Inc. Asset Strategy Portfolio only:

       As of September 30, 1995
            Statement of Assets and Liabilities

       For the period ended September 30, 1995
            Statements of Operations

       For the period ended September 30, 1995
            Statement of Changes in Net Assets

       Schedule I -- Investment Securities as of September 30, 1995

       Report of Independent Accountants

       Included in Part C:
       -------------------

       Financial Data Schedules

       Other schedules prescribed by Regulation S-X are not filed because the required matter is not present or is insignificant.

   (b)  Exhibits:

       (1) Articles of Incorporation, as amended, filed February 15, 1995 as EX-99.B1-tmkart to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

            (1) Articles Supplementary reflecting the addition of Asset Strategy Portfolio, filed February 15, 1995 as EX-99.B1-tmksup1 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

            (2) Articles Supplementary filed February 15, 1995 as EX-99.B1-tmksup2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

            (3) Articles Supplementary filed February 15, 1995 as EX-99.B1-tmksup3 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

       (2) By-Laws (refiling by EDGAR), attached hereto as EX-99.B2-tmkbylaw

       (3)  Not applicable

       (4) Article FIFTH and Article SEVENTH of the Articles of Incorporation of Registrant, filed February 15, 1995 as EX-99.B1-tmkart to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*; Article I, Article IV and Article VII of the Bylaws of the Registrant, attached hereto as EX-99.B2-tmkbylaw

       (5) Investment Management Agreement with fee schedule amended to reflect the addition of Asset Strategy Portfolio filed February 15, 1995 as EX-99.B5-tmkima to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

            Assignment of Investment Management Agreement (refiling by EDGAR) attached hereto as EX-99.B5-tmkassign

       (6) Form of Distribution Contract reflecting addition of Asset Strategy Portfolio filed February 15, 1995 as EX-99.B6-tmkdisco to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

            Principal Underwriting Agreement between Waddell & Reed, Inc. and United Investors Life Insurance Company (refiling by EDGAR), attached hereto as EX-99.B6-tmkpua

       (7)  Not applicable

       (8)  Custodian Agreement, attached hereto as EX-99.B8-tmkca

       (9) Accounting Services Agreement, attached hereto as EX-99.B9-tmkasa

       (10) Opinion and Consent of Counsel filed March 18, 1987 as Exhibit
            (b)(10) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

       (11) Consent of Independent Accountants, attached hereto as EX-99.B11-tmkconsent

       (12) Not applicable

       (13) Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

            Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

            Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio, attached hereto as EX-99.B13-tmkuilasp

       (14) Not applicable

       (15) Not applicable

       (16) Schedules for yield and total return computation attached hereto as EX-99.B16-tmksched

       (17) Financial Data Schedules, attached hereto as EX-27.B17-tmkfds

  25.  Persons Controlled by or under common control with Registrant
       -------------------------------------------------------------

       None

  26.  Number of Holders of Securities
       -------------------------------

                                     Number of Record Holders as of
       Title of Class                      September 30, 1995
       --------------                ------------------------------
       Common                                       3

  27.  Indemnification
       ---------------

       Reference is made to Section 7 of Article SEVENTH of the Articles of Incorporation of Registrant, as amended, filed February 15, 1995 as EX-99.B1-tmkart to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*, and to Paragraph 7 of the Distribution Agreement between United Investors Life Insurance Company and the Registrant, filed February 15, 1995 as EX-99.B6-tmkdisco to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*, each of which provides for indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

  28.  Business and Other Connections of Investment Manager
       ----------------------------------------------------

       Waddell & Reed Investment Management Company is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between Waddell & Reed, Inc. and the Registrant, Waddell & Reed, Inc. is to provide investment management services to the Registrant. Waddell & Reed, Inc. assigned its investment management duties under this agreement to Waddell & Reed Investment Management Company on January 8, 1992. Waddell & Reed Investment Management Company is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment.

       Each director and executive officer of Waddell & Reed Investment Management Company or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of Waddell & Reed Investment Management Company or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant, and except for Mr. Ronald K. Richey. Mr. Richey is Chairman of the Board and Chief Executive Officer of Torchmark Corporation, the parent company of Waddell & Reed, Inc., and Chairman of the Board of United Investors Management Company, a holding company of which Waddell & Reed, Inc. is an indirect subsidiary. Mr. Richey's address is 2001 Third Avenue South, Birmingham, Alabama 35233. The address of the others is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

       As to each director and officer of Waddell & Reed Investment Management Company, reference is made to the Prospectus and SAI of this Registrant.

  29.  Principal Underwriter and Distributor
       -------------------------------------

       (a)  Waddell & Reed, Inc. is the Principal Underwriter and
            Distributor of the Registrant's shares. It is the principal underwriter to the following investment companies:

            United Funds, Inc.
            United International Growth Fund, Inc.
            United Continental Income Fund, Inc.
            United Vanguard Fund, Inc.
            United Retirement Shares, Inc.
            United Municipal Bond Fund, Inc.
            United High Income Fund, Inc.
            United Cash Management, Inc.
            United Government Securities Fund, Inc.
            United New Concepts Fund, Inc.
            United Gold & Government Fund, Inc.
            United Municipal High Income Fund, Inc.
            United High Income Fund II, Inc.
            United Asset Strategy Fund, Inc.
            Waddell & Reed Funds, Inc.

            and is depositor of the following unit investment trusts:

            United Periodic Investment Plans to acquire shares of United Science and Energy Fund

            United Periodic Investment Plans to acquire shares of United Accumulative Fund

            United Income Investment Programs

            United International Growth Investment Programs

            United Continental Income Investment Programs

            United Vanguard Investment Programs

       (b) The information contained in the underwriter's application on form BD, under the Securities Exchange Act of 1934, is herein incorporated by reference.

       (c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

  30.  Location of Accounts and Records
       --------------------------------

       The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of M. Sharon K. Pappas and Mr. Robert L. Hechler, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

  31.  Management Services
       -------------------

       There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Item (b)(9) hereof.

  32.  Undertakings
       ------------

       (a)  Not applicable

       (b)  Not applicable

       (c) The Fund agrees to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders upon request and without charge.

       (d) To the extent that Section 16(c) of the Investment Company Act of 1940, as amended, applies to the Fund, the Fund agrees, if requested in writing by the shareholders of record of not less than 10% of the Fund's outstanding shares, to call a meeting of the shareholders of the Fund for the purpose of voting upon the question of removal of any director and to assist in communications with other shareholders as required by Section 16(c).

                                    SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 30th day of October, 1995.
                         TMK/UNITED FUNDS, INC.

                               (Registrant)

                           By /s/ Keith A. Tucker*
                          ------------------------
                         Keith A. Tucker, President

       Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

       Signatures          Title
       ----------          -----

  /s/Ronald K. Richey*     Chairman of the Board         October 30, 1995
  ----------------------                                 ----------------
  Ronald K. Richey


  /s/Keith A. Tucker*      President and Director        October 30, 1995
  ----------------------   (Principal Executive Officer) ----------------
  Keith A. Tucker


  /s/Theodore W. Howard*   Vice President, Treasurer     October 30, 1995
  ----------------------   and Principal Accounting      ----------------
  Theodore W. Howard       Officer


  /s/Robert L. Hechler*    Vice President and            October 30, 1995
  ----------------------   Principal Financial           ----------------
  Robert L. Hechler        Officer


  /s/Henry L. Bellmon*     Director                      October 30, 1995
  ----------------------                                 ----------------
  Henry L. Bellmon


                           Director
  ---------------------                                  ----------------
  Dodds I. Buchanan


  /s/Jay B. Dillingham*    Director                      October 30, 1995
  --------------------                                   ----------------
  Jay B. Dillingham


  /s/Linda Graves*         Director                      October 30, 1995
  -------------------                                    ----------------
  Linda Graves


  /s/John F. Hayes*        Director                      October 30, 1995
  -------------------                                    ----------------
  John F. Hayes


  /s/Glendon E. Johnson*   Director                      October 30, 1995
  -------------------                                    ----------------
  Glendon E. Johnson


  /s/James B. Judd*        Director                      October 30, 1995
  -------------------                                    ----------------
  James B. Judd


  /s/William T. Morgan*    Director                      October 30, 1995
  -------------------                                    ----------------
  William T. Morgan


                           Director
  -------------------                                    ----------------
  Doyle Patterson


  /s/Eleanor B. Schwartz*  Director                      October 30, 1995
  -------------------                                    ----------------
  Eleanor B. Schwartz


  /s/Frederick Vogel III*  Director                      October 30, 1995
  -------------------                                    ----------------
  Frederick Vogel III


  /s/Paul S. Wise*         Director                      October 30, 1995
  -------------------                                    ----------------
  Paul S. Wise


                           Director
  -------------------                                    ----------------
  Leslie S. Wright


  *By
      Sharon K. Pappas
      Attorney-in-Fact

  ATTEST:
     Sheryl Strauss
     Assistant Secretary